UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21835

Name of Fund:	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2024

Date of reporting period: 01/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)

BlackRock MuniAssets Fund, Inc. (MUA)

BlackRock Municipal Income Fund, Inc. (MUI)

BlackRock MuniYield Fund, Inc. (MYD)

BlackRock MuniYield Quality Fund, Inc. (MQY)

BlackRock MuniYield Quality Fund III, Inc. (MYI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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3

Municipal Market Overview For the Reporting Period Ended January 31, 2024

Municipal Market Conditions

Municipals struggled at the start of the period as the Fed continued its tightening policy, raising fed fund rates to 5.25%—5.50%, before pausing in September. Subsequently, falling inflation, weakening economic growth, and the prolonged Fed pause led to more dovish expectations for monetary policy, causing a strong interest rate rally into year-end. As a result, municipals posted their strongest performance since the mid-1980s during the fourth quarter of 2023 before taking a step back to reassess macro expectations at the end of the period. Lower-rated credits and the long-end of the curve performed best.

During the 12-months ended January 31, 2024, municipal bond funds experienced net outflows totaling $20 billion (based on data from the Investment Company Institute), as demand shifted from funds to individual bonds and ETFs. At the same time, the market contended with just $368 billion in issuance, a small increase from the $347 billion issued during the prior 12-month period, as issuers shied away from rising rates and volatility.

Bloomberg Municipal Bond Index Total Returns as of January 31, 2024 6 months: 2.70% 12 months: 2.90%

A Closer Look at Yields

From January 31, 2023, to January 31, 2024, yields on AAA-rated 30-year municipal bonds increased by 32 basis points (bps) from 3.20% to 3.52%, ten-year yields increased by 19 bps from 2.19% to 2.38%, five-year yields increased by 31 bps from 2.05% to 2.36%, and two-year yields increased by 47 bps from 2.17% to 2.64% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve flattened over the 12-month period with the spread between two- and 30-year maturities flattening by 15 bps to a slope of 88 bps. Still, the curve remained relatively steep compared to the inverted U.S. Treasury curve.

Outperformance throughout the period pushed relative valuations to extremely rich levels. Municipal-to-Treasury ratios ended well through their 5-year averages across the curve, with intermediate maturities approaching all-time lows.

Financial Conditions of Municipal Issuers

With reserves at nearly an all-time high and debt service burden at a 50-year low, states are well-positioned to weather a potential economic slowdown. However, tax receipts are diverging for the states that primarily rely on consumption taxes, compared to their peers that depend on income taxes. State median revenues declined by a slight 1% for the rolling 12-months ending September 2023. States with regimes that favor sales taxes, such as Florida, Nevada, Texas, Tennessee, and Washington, all experienced positive revenue growth, while states that depend on personal income taxes, such as California and New York, experienced much greater declines in receipts, by 23% and 16%, respectively. Particularly in California’s case, the rating agencies have been patient, but the risk of downgrades has increased significantly. Meanwhile spreads remain surprisingly tight, reflecting investor indifference. Personal income tax collections should improve this April, due to a rebound in the financial markets, which should alleviate the strain on New York’s budget, but California will need to enact significant corrective action to address its reported $68 billion deficit. No sector is immune to an economic contraction; however, most municipal issuers are ultra-defensive since they provide essential services and can raise user fees or taxes to cover operations. Across all muni sectors, we anticipate borrowing to increase modestly in 2024 due to various potential factors: revenue shortfalls, aversion to fee increases, reluctance to cut programs, no future federal stimulus, preference to maintain liquidity, and deferral of capital expenditures. Patient investors will have better options in 2024 to buy solid credits in the primary market or discounted names in the secondary market.

The opinions expressed are those of BlackRock as of January 31, 2024 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

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The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Fund’s leverage if it deems such action to be appropriate. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	5

Fund Summary as of January 31, 2024	BlackRock Long-Term Municipal Advantage Trust (BTA)

Investment Objective

BlackRock Long-Term Municipal Advantage Trust’s (BTA) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal obligations and derivative instruments with exposure to such municipal obligations, in each case that are expected to pay interest or income that is exempt from U.S. federal income tax (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment and, under normal market conditions, the Fund’s municipal bond portfolio will have a dollar-weighted average maturity of greater than 10 years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	BTA
Initial Offering Date	February 28, 2006
Yield on Closing Market Price as of January 31, 2024 ($ 10.34)(a)	5.05%
Tax Equivalent Yield(b)	8.53%
Current Monthly Distribution per Common Share(c)	$0.043500
Current Annualized Distribution per Common Share(c)	$0.522000
Leverage as of January 31, 2024(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low
Closing Market Price	$10.34	$9.71	6.49%	$10.58	$8.65
Net Asset Value	10.43	10.36	0.68	10.59	9.03

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years

Fund at NAV(a)(b)	3.43%	3.14%	2.24%	4.60%
Fund at Market Price(a)(b)	9.40	7.48	3.02	5.35

Customized Reference Benchmark(c)	2.42	2.07	2.24	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (75%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (25%). The Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains for the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

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Fund Summary as of January 31, 2024 (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

At a time of positive market performance, all sectors delivered gains. Corporate-backed, state tax-backed, and education issues made the largest contributions. All ratings tiers, maturities, and coupons delivered positive absolute returns, with the strongest results coming from A rated bonds, securities maturing in 20 years or more, and 4% and 5% coupons, respectively. Bonds with lower coupons and lower dollar prices generally outperformed higher-coupon issues priced at a premium.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Corporate	15.6%
Transportation	14.1
Health	13.9
County/City/Special District/School District	13.1
Education	12.5
State	11.3
Utilities	7.6
Tobacco	6.7
Housing	5.2

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	12.8%
2025	2.8
2026	9.1
2027	9.9
2028	13.8

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	3.3%
AA/Aa	19.7
A	26.9
BBB/Baa	10.3
BB/Ba	9.4
B	2.6
N/R(e)	27.8

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of the Fund’s total investments.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA)

Investment Objective

BlackRock MuniAssets Fund, Inc.’s (MUA) (the “Fund”) investment objective is to provide high current income exempt from U.S. federal income taxes by investing primarily in a portfolio of medium- to lower-grade or unrated municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Fund invests at least 65% of its assets in municipal bonds that are rated in the medium to lower rating categories by nationally recognized rating services (for example, Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or lower by S&P Global Ratings, or securities that are unrated but are deemed by the investment adviser to be of comparable quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MUA
Initial Offering Date	June 25, 1993
Yield on Closing Market Price as of January 31, 2024 ($ 10.91)(a)	6.10%
Tax Equivalent Yield(b)	10.30%
Current Monthly Distribution per Common Share(c)	$0.055500
Current Annualized Distribution per Common Share(c)	$0.666000
Leverage as of January 31, 2024(d)	29%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low

Closing Market Price	$10.91	$10.24	6.54%	$11.30	$8.72
Net Asset Value	11.42	11.28	1.24	11.59	10.04

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years

Fund at NAV(a)(b)	4.05%	2.32%	1.27%	3.83%
Fund at Market Price(a)(b)	9.50	0.93	0.39	4.06

High Yield Customized Reference Benchmark(c)	3.17	3.91	2.91	N/A
Bloomberg Municipal High Yield Bond Index(d)	3.42	4.08	3.26	4.61

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The High Yield Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Rated Baa Index (20%), the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (60%) and the Bloomberg Municipal Investment Grade ex BBB Index (20%). The High Yield Customized Reference Benchmark commenced on September 30, 2016.

(d)	An index designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains for the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock MuniAssets Fund, Inc. (MUA)

At a time of positive market performance, all sectors delivered gains. State tax-backed, corporate-backed, other industries, education, and transportation issues made the largest contributions. All ratings tiers, maturities, and coupons delivered positive absolute returns, with the strongest results coming from non-rated bonds, securities maturing in 20 years or more, and 4% and 5% coupons, respectively. Bonds with lower coupons and lower dollar prices generally outperformed higher-coupon issues priced at a premium. The Fund’s cash position had no material impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
State	20.5%
Corporate	16.2
Education	13.6
Transportation	12.3
Health	10.2
County/City/Special District/School District	10.0
Tobacco	7.0
Housing	6.3
Utilities	3.5
Diversified Consumer Services	0.4

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage %
2024	21.4%
2025	2.2
2026	7.2
2027	6.2
2028	10.8

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	0.3%
AA/Aa	14.6
A	13.7
BBB/Baa	8.1
BB/Ba	12.9
B	3.3
N/R(e)	47.1

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of the Fund’s total investments.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI)

Investment Objective

BlackRock Municipal Income Fund, Inc.’s (MUI) (the “Fund”) investment objective is to provide common shareholders with high current income exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests at least 75% of its assets in municipal bonds rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MUI
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2024 ($ 11.65)(a)	5.67%
Tax Equivalent Yield(b)	9.58%
Current Monthly Distribution per Common Share(c)	$0.055000
Current Annualized Distribution per Common Share(c)	$0.660000
Leverage as of January 31, 2024(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low

Closing Market Price	$11.65	$11.47	1.57%	$11.81	$9.75
Net Asset Value	13.37	13.23	1.06	13.55	11.67

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years

Fund at NAV(a)(b)	3.32%	3.61%	1.84%	3.62%
Fund at Market Price(a)(b)	3.84	0.95	1.82	2.85

National Customized Reference Benchmark(c)	2.77	3.02	2.13	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains in the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

Income was the largest contributor to the Fund’s performance. Holdings in the 15- to 20-year maturity range were key contributors, as well. Income was the largest contributor to the Fund’s performance. Holdings in the 15- to 20-year maturity range were key contributors as well. Holdings in high yield (non investment-grade) bonds also contributed, as did positions in A and BBB rated bonds within the investment-grade category. At the sector level, transportation and tax-backed issues were the largest contributors.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock Municipal Income Fund, Inc. (MUI)

The Fund’s use of U.S. Treasury futures to manage interest rate risk detracted from performance due to the strong bond market rally in the second half of the period. The Fund continued to use leverage, but the performance impact was muted due to increased borrowing costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Transportation	31.5%
County/City/Special District/School District	12.3
Corporate	12.1
State	11.3
Health	11.1
Utilities	10.7
Education	6.0
Tobacco	3.3
Housing	1.7

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage %
2024	8.8%
2025	2.0
2026	5.0
2027	8.9
2028	9.8

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	7.9%
AA/Aa	41.6
A	31.8
BBB/Baa	7.3
BB/Ba	2.8
B	—	(e)
N/R(f)	8.6

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)	Rounds to less than 0.1% of total investments.
(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

F U N D S U M M A R Y	11

Fund Summary as of January 31, 2024	BlackRock MuniYield Fund, Inc. (MYD)

Investment Objective

BlackRock MuniYield Fund, Inc.’s (MYD) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds rated investment grade, or deemed to be of comparable quality by the investment adviser, at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MYD
Initial Offering Date	November 29, 1991
Yield on Closing Market Price as of January 31, 2024 ($ 10.70)(a)	5.89%
Tax Equivalent Yield(b)	9.95%
Current Monthly Distribution per Common Share(c)	$0.052500
Current Annualized Distribution per Common Share(c)	$0.630000
Leverage as of January 31, 2024(d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low
Closing Market Price	$ 10.70	$ 10.50	1.90%	$ 10.85	$ 8.82
Net Asset Value	12.27	12.14	1.07	12.43	10.62

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years

Fund at NAV(a)(b)	3.60%	4.02%	1.87%	4.12%
Fund at Market Price(a)(b)	4.45	0.11	0.23	3.04

National Customized Reference Benchmark(c)	2.77	3.02	2.13	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains in the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

Holdings in long-dated securities, which outperformed the broader market, contributed the most to performance given their high weighting in the Fund. While all sectors delivered positive returns, positions in high-quality bonds—especially in the tax-backed state and transportation sectors—were the largest contributors.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock MuniYield Fund, Inc. (MYD)

The Fund’s use of leverage contributed to returns by increasing overall portfolio duration and income. (Duration is a measure of interest rate sensitivity.) While higher short-term borrowing costs reduced the income benefit of leverage, the investment adviser actively engaged in tax-loss selling and rotated the proceeds into higher-yielding securities. The Fund continued to use U.S. Treasury futures in an effort to mitigate interest rate risk, which detracted from performance at a time in which yields fell.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Transportation	24.7%
State	15.9
Utilities	13.5
Corporate	13.3
County/City/Special District/School District	11.7
Health	10.6
Education	4.7
Tobacco	3.2
Housing	2.4

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	10.3%
2025	1.2
2026	2.6
2027	8.8
2028	11.6

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	5.9%
AA/Aa	42.9
A	30.5
BBB/Baa	8.2
BB/Ba	3.3
B	1.4
N/R(e)	7.8

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

F U N D S U M M A R Y	13

Fund Summary as of January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY)

Investment Objective

BlackRock MuniYield Quality Fund, Inc.’s (MQY) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests in municipal bonds which are in the three highest quality rating categories (A or better), or which are deemed to be of comparable quality by the adviser, at the time of investment. The Fund invests primarily in long-term municipal bonds with maturities of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MQY
Initial Offering Date	June 26, 1992
Yield on Closing Market Price as of January 31, 2024 ($ 12.16)(a)	5.72%
Tax Equivalent Yield(b)	9.66%
Current Monthly Distribution per Common Share(c)	$0.058000
Current Annualized Distribution per Common Share(c)	$0.696000
Leverage as of January 31, 2024(d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low

Closing Market Price	$12.16	$11.86	2.53%	$12.47	$9.86
Net Asset Value	13.33	13.22	0.83	13.51	11.67

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years

Fund at NAV(a)(b)	3.44%	3.77%	2.23%	4.09%
Fund at Market Price(a)(b)	5.18	3.91	2.40	3.54

National Customized Reference Benchmark(c)	2.77	3.02	2.13	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains for the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Income was the largest contributor to the Fund’s performance. Holdings in the 15- to 20-year maturity range were key contributors as well. Income was the largest contributor to the Fund’s performance. Holdings in the 15- to 20-year maturity range were key contributors, as well. Holdings in high yield (non investment-grade) bonds also contributed, as did positions in A and BBB rated bonds within the investment-grade category. At the sector level, transportation and tax-backed issues were the largest contributors.

The Fund’s use of U.S. Treasury futures to manage interest rate risk detracted from performance due to the strong bond market rally in the second half of the period. The Fund continued to use leverage, but the performance impact was muted due to increased borrowing costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Transportation	27.2%
County/City/Special District/School District	17.8
Health	11.5
Corporate	10.3
State	10.0
Utilities	9.7
Education	8.0
Housing	3.2
Tobacco	2.3

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage %
2024	9.9%
2025	3.4
2026	7.3
2027	9.5
2028	8.7

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	5.2%
AA/Aa	39.5
A	36.6
BBB/Baa	7.2
BB/Ba	2.4
B	0.5
N/R(e)	8.6

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

F U N D S U M M A R Y	15

Fund Summary as of January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Investment Objective

BlackRock MuniYield Quality Fund III, Inc.’s (MYI) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

On October 30, 2023, the Board of Directors of the Fund and the Board of Directors/Trustees of each of BlackRock MuniYield Michigan Quality Fund, Inc. (MIY), BlackRock MuniYield Pennsylvania Quality Fund (MPA), BlackRock Virginia Municipal Bond Trust (BHV), and BlackRock Investment Quality Municipal Trust, Inc. (BKN) (collectively, the “Target Funds”) announced the withdrawal of merger proposals that were previoulsy approved by the Boards pursuant to which each of the Target Funds would have been merged into MYI, with MYI continuing as the surviving Fund.

Fund Information

Symbol on New York Stock Exchange	MYI
Initial Offering Date	March 27, 1992
Yield on Closing Market Price as of January 31, 2024 ($ 11.28)(a)	5.90%
Tax Equivalent Yield(b)	9.97%
Current Monthly Distribution per Common Share(c)	$0.055500
Current Annualized Distribution per Common Share(c)	$0.666000
Leverage as of January 31, 2024(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low

Closing Market Price	$11.28	$11.13	1.35%	$11.64	$9.34
Net Asset Value	12.68	12.51	1.36	12.87	11.07

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years

Fund at NAV(a)(b)	3.97%	4.12%	2.74%	4.18%
Fund at Market Price(a)(b)	3.96	2.68	2.53	3.56

National Customized Reference Benchmark(c)	2.77	3.02	2.13	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains for the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

The Fund’s holdings in longer-maturity bonds (15- to 20-year issues), the strongest performing area of the market, contributed to performance. Holdings in high yield (non investment-grade bonds) contributed as well. Within the investment-grade category, A rated bonds were generally the top performers.

Security selection in the transportation sector was a slight detractor. The Fund continued to use leverage, but the performance impact was muted due to increased borrowing costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Transportation	25.3%
County/City/Special District/School District	20.8
State	16.5
Utilities	10.9
Education	8.5
Health	7.3
Corporate	5.7
Housing	3.2
Tobacco	1.8

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	6.2%
2025	3.2
2026	5.0
2027	8.5
2028	11.9

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	9.2%
AA/Aa	53.6
A	21.0
BBB/Baa	6.0
BB/Ba	1.6
B	0.2
N/R(e)	8.4

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of the Fund’s total investments.

F U N D S U M M A R Y	17

Schedule of Investments (unaudited) January 31, 2024	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.4%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	$320	$346,721
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,040	1,123,487
Southeast Energy Authority A Cooperative District, RB(a) Series A, 4.00%, 11/01/51	1,300	1,296,923
Series A-1, 5.50%, 01/01/53	470	505,556
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	160	154,528

		3,427,215

Arizona — 4.9%
Arizona Industrial Development Authority, Refunding RB(b) Series A, 5.13%, 07/01/37	360	360,508
Series A, 5.38%, 07/01/50	925	901,403
Series A, 5.50%, 07/01/52	855	814,157
Series G, 5.00%, 07/01/47	135	126,521
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,255	1,205,482
Industrial Development Authority of the County of Pima, Refunding RB(b) 4.00%, 06/15/51	955	733,387
5.00%, 07/01/56	230	202,553
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(b)	935	827,316
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	379,500
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	791,632
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	510	510,820

		6,853,279

Arkansas(b) — 3.7%
Arkansas Development Finance Authority, RB Series A, AMT, 4.50%, 09/01/49	1,050	1,018,889
Series A, AMT, 4.75%, 09/01/49	3,570	3,517,842
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	600	629,014

		5,165,745

California — 8.6%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	136,171
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	205	202,467
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	70	70,243
Series A, 5.25%, 08/15/49	175	175,743
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/46	2,700	2,748,214
AMT, Sustainability Bonds, 5.25%, 05/15/47	1,100	1,180,154
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	460	295,394
CSCDA Community Improvement Authority, RB, M/F Housing(b) Series A, 3.00%, 09/01/56	725	463,362
Mezzanine Lien, 4.00%, 03/01/57	330	226,860
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	835	476,665
Series A, Senior Lien, Sustainability Bonds, 4.00%, 12/01/58	1,000	746,867

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	$285	$185,403
Series B, Sustainability Bonds, 4.00%, 07/01/58	200	129,035
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	425	48,914
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	830	334,682
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	608,529
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	927,603
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	1,265	881,624
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(c)	3,725	2,266,673

		12,104,603

Colorado — 4.3%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	275	249,729
City & County of Denver Colorado Airport System Revenue, Refunding ARB Series A, AMT, 4.13%, 11/15/53	320	298,587
Series D, AMT, 5.75%, 11/15/45	790	892,971
Colorado Health Facilities Authority, RB 5.25%, 11/01/39	145	157,131
5.50%, 11/01/47	90	97,719
5.25%, 11/01/52	220	234,331
Series A, 5.00%, 05/15/35	140	112,565
Series A, 5.00%, 05/15/44	180	123,207
Series A, 5.00%, 05/15/49	290	167,914
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	500	462,659
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,556,349
Fitzsimons Village Metropolitan District No. 3, Refunding GO, Series A-1, 4.00%, 12/01/31	500	460,014
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	398,613
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	510	342,312
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	500	426,989

		5,981,090

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55(b)	160	119,430

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39(b)(e)	447	422,491

District of Columbia — 1.0%
District of Columbia, TA, 5.13%, 06/01/41	590	591,166
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	801,027

		1,392,193

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 12.6%
Brevard County Health Facilities Authority, Refunding RB(b) 4.00%, 11/15/29	$100	$94,602
4.00%, 11/15/33	625	576,646
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	142,179
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	210	209,654
Series A-2, 4.60%, 05/01/31	510	509,970
Capital Trust Agency, Inc., RB 5.00%, 01/01/55(b)	1,290	981,433
Series A, 5.75%, 06/01/54(b)	450	374,651
Series B, 0.00%, 01/01/60(c)	3,000	186,218
Capital Trust Agency, Inc., RB, CAB(b)(c) 0.00%, 07/01/61	16,370	1,076,320
Subordinate, 0.00%, 01/01/61	5,685	367,069
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/49(b)	120	113,836
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/53	970	1,112,030
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	2,000	2,034,461
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	371,754
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c) Series A-2, 0.00%, 10/01/47	745	213,953
Series A-2, 0.00%, 10/01/48	525	141,766
Series A-2, 0.00%, 10/01/49	435	110,808
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	2,325	2,065,253
Florida Development Finance Corp., RB(b) 5.25%, 06/01/55	525	404,686
5.00%, 06/15/56	550	428,270
6.50%, 06/30/57	250	239,887
Series B, 4.50%, 12/15/56	705	524,276
Series C, 5.75%, 12/15/56	250	206,675
Lakes of Sarasota Community Development District, SAB Series A-1, 2.75%, 05/01/26	100	97,923
Series A-1, 3.90%, 05/01/41	285	242,560
Series B-1, 4.13%, 05/01/41	200	172,977
Series B-1, 4.30%, 05/01/51	100	80,394
Lakewood Ranch Stewardship District, SAB 5.13%, 05/01/46	315	304,236
6.30%, 05/01/54	117	123,135
Series 1B, 4.75%, 05/01/29	270	271,581
Series 1B, 5.30%, 05/01/39	310	312,231
Series 1B, 5.45%, 05/01/48	550	546,388
Poitras East Community Development District, SAB, 5.00%, 05/01/43	245	235,718
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	535	413,713
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	310	296,443
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	340	3
Trout Creek Community Development District, SAB 5.00%, 05/01/28	160	161,436
5.50%, 05/01/49	570	556,346
Village Community Development District No. 14, SAB 5.38%, 05/01/42	410	412,288

Security	Par (000)	Value

Florida (continued)
Village Community Development District No. 14, SAB (continued)
5.50%, 05/01/53	$305	$307,762
West Villages Improvement District, SAB 4.75%, 05/01/39	220	207,341
5.00%, 05/01/50	450	403,591

		17,632,463

Georgia — 6.5%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	355	284,162
Development Authority of Cobb County, RB, 6.38%, 06/15/58(b)	100	98,295
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	110	99,709
Main Street Natural Gas, Inc., RB(a) Series A, 5.00%, 06/01/53	3,500	3,702,230
Series B, 5.00%, 12/01/52	1,230	1,291,254
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 5.26%, 12/01/53(a)	1,605	1,682,633
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/59	1,640	1,503,062
Series A, 5.00%, 07/01/52	460	474,059

		9,135,404

Illinois — 8.0%
Chicago Board of Education, GO Series C, 5.25%, 12/01/35	795	798,706
Series D, 5.00%, 12/01/46	1,035	1,035,801
Series H, 5.00%, 12/01/36	935	956,469
Chicago Board of Education, Refunding GO Series C, 5.00%, 12/01/27	415	430,006
Series C, 5.00%, 12/01/34	940	961,227
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	577,957
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	621,865
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	350	351,317
Illinois Finance Authority, Refunding RB, Series A, 4.00%, 07/15/47	1,815	1,753,484
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	845	910,309
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	500	488,330
Metropolitan Pier & Exposition Authority, RB 5.00%, 06/15/57	555	566,161
Series A, 5.50%, 06/15/53	200	204,144
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	410	378,169
Series B, 5.00%, 06/15/52	225	227,479
State of Illinois, GO, 5.00%, 05/01/27	500	501,902
University of Illinois, RB, Series A, 5.00%, 04/01/44	475	475,433

		11,238,759

Indiana — 1.7%
City of Valparaiso Indiana, RB AMT, 6.75%, 01/01/34	365	365,585
AMT, 7.00%, 01/01/44	885	886,175

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	$810	$550,800
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	515	560,585

		2,363,145

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46(h)	1,815	1,685,173
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	110	107,525

		1,792,698

Kentucky — 1.7%
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	1,690	1,691,684
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(d)	565	663,040

		2,354,724

Louisiana — 1.0%
Lafayette Parish School Board Sale Tax Revenue, RB 4.00%, 04/01/48	130	129,883
4.00%, 04/01/53	85	84,582
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	445	337,355
Louisiana Public Facilities Authority, RB, Series A, 6.50%, 06/01/62(b)	105	103,633
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	770	770,728

		1,426,181

Maine — 0.2%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(b)	380	251,645

Maryland — 1.5%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	120	119,182
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	380	390,923
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	1,480	1,561,105

		2,071,210

Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	860	865,428
Massachusetts Housing Finance Agency, Refunding RB Series A, AMT, 4.45%, 12/01/42	310	298,060
Series A, AMT, 4.50%, 12/01/47	1,030	1,003,533

		2,167,021

Michigan — 1.8%
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,890,916
Michigan Strategic Fund, RB 5.00%, 11/15/42	165	149,484
AMT, 5.00%, 12/31/43	500	504,239

		2,544,639

Security	Par (000)	Value

Minnesota — 0.8%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	$655	$667,719
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	505	541,353

		1,209,072

Missouri — 0.8%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	330	270,624
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	850	863,122

		1,133,746

New Hampshire — 0.9%
New Hampshire Business Finance Authority, RB Series A, 4.13%, 08/15/40	260	223,288
Series A, 4.25%, 08/15/46	290	236,775
Series A, 4.50%, 08/15/55	600	484,868
New Hampshire Business Finance Authority, Refunding RB(a)(b) Series A, 3.63%, 07/01/43	130	101,377
Series B, AMT, Sustainability Bonds, 3.75%, 07/01/45	375	294,123

		1,340,431

New Jersey — 11.1%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	475	479,058
5.25%, 11/01/44	1,160	1,166,492
New Jersey Economic Development Authority, RB 5.00%, 12/15/28(i)	70	77,963
5.00%, 06/15/43	125	132,303
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(i)	1,225	1,320,588
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	728,069
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,199,553
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	506,333
New Jersey Transportation Trust Fund Authority, RB Series AA, 5.00%, 06/15/45	585	594,001
Series S, 5.25%, 06/15/43	2,535	2,721,173
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	1,300	1,433,190
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	770,934
Series A, 5.25%, 06/01/46	1,700	1,753,703
Sub-Series B, 5.00%, 06/01/46	2,635	2,661,954

		15,545,314

New York — 14.6%
City of New York, GO Series A-1, 4.00%, 09/01/46	390	397,273
Series B, 5.25%, 10/01/39	245	283,648
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	887,125
Metropolitan Transportation Authority, RB Series B, 5.25%, 11/15/38	1,125	1,131,606
Series B, 5.25%, 11/15/39	400	400,905

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 4.75%, 11/15/45	$985	$1,016,352
New York City Transitional Finance Authority Future Tax Secured Revenue, RB Sub-Series B-1, 4.00%, 11/01/45	4,000	3,983,882
Series A-1, Subordinate, 4.00%, 08/01/48	555	553,021
New York Counties Tobacco Trust IV, Refunding RB Series A, 6.25%, 06/01/41(b)	900	900,313
Series A, 5.00%, 06/01/42	1,505	1,466,890
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	904,933
New York Liberty Development Corp., Refunding RB Class 1, 5.00%, 11/15/44(b)	1,415	1,413,231
Class 2, 5.38%, 11/15/40(b)	395	395,494
Series A, Sustainability Bonds, 3.00%, 11/15/51	505	377,426
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	565	544,161
New York Transportation Development Corp., ARB AMT, 5.63%, 04/01/40	260	281,528
AMT, 5.00%, 12/01/40	555	584,170
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	560	584,627
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	1,750	1,805,551
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	730	741,463
Westchester County Local Development Corp., Refunding RB(b) 5.00%, 07/01/41	340	296,226
5.00%, 07/01/56	380	302,883
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,170	1,169,826

		20,422,534

North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA,
GNMA), 6.00%, 07/01/53	550	589,528

North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/53	525	552,355

Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,025	965,509
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	754,342
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	180	152,268
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,206,810

		3,078,929

Oklahoma — 3.5%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	2,205	2,326,998
Series B, 5.00%, 08/15/38	750	730,692
Series B, 5.50%, 08/15/52	765	764,086

Security	Par (000)	Value

Oklahoma (continued)
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	$155	$144,557
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	894,582

		4,860,915

Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	625	326,082

Pennsylvania — 8.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	1,280	1,291,224
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	156,244
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB Series B, (AGM), 4.50%, 09/01/48	800	826,341
Series B, (AGM), 5.50%, 09/01/53	1,605	1,796,009
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,240	1,142,005
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	95	96,400
Pennsylvania Economic Development Financing Authority, RB 5.00%, 06/30/42	465	465,438
AMT, 5.75%, 06/30/48	335	369,353
AMT, 5.25%, 06/30/53	560	601,494
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	720	712,370
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	805	802,111
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	960	1,020,014
Pennsylvania Turnpike Commission, RB Series A, 5.50%, 12/01/42	1,685	1,767,944
Series A, 5.00%, 12/01/44	520	526,075
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	355	371,636
School District of Philadelphia, GO, Series A, (SAW), 5.50%, 09/01/48	220	244,297

		12,188,955

Puerto Rico — 8.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	9,585	790,704
Commonwealth of Puerto Rico, GO 1.00%, 11/01/51(a)	4,759	2,688,763
Series A-1, Restructured, 5.75%, 07/01/31	784	868,521
Commonwealth of Puerto Rico, RB, 1.00%, 11/01/51(a)	3,171	586,581
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	71,079
Series A-1, Restructured, 4.75%, 07/01/53	1,529	1,498,068
Series A-1, Restructured, 5.00%, 07/01/58	2,376	2,375,969
Series A-2, Restructured, 4.78%, 07/01/58	1,038	1,014,645

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$851	$844,830
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,914	588,384

		11,327,544

Rhode Island — 2.3%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,450	2,388,598
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	395	372,743
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	420	421,803

		3,183,144

South Carolina — 4.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,130	1,210,349
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	225	205,174
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,138,140
South Carolina Public Service Authority, RB Series A, 5.50%, 12/01/54	1,840	1,845,290
Series E, 5.00%, 12/01/48	420	420,145
Series E, 5.50%, 12/01/53	750	750,453

		5,569,551

Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 10/01/49	290	252,135
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	450	164,188
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	585	648,635
Metropolitan Nashville Airport Authority, ARB Series B, AMT, 5.25%, 07/01/35	230	255,333
Series B, AMT, 5.50%, 07/01/36	190	213,371
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	750	804,080

		2,337,742

Texas — 12.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	335	221,368
Arlington Higher Education Finance Corp., RB 7.50%, 04/01/62(b)	230	223,817
7.88%, 11/01/62(b)	195	197,896
Series A, 5.75%, 08/15/62	500	427,297
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	180	157,324
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	325	301,951
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	240	240,270
City of Houston Texas Airport System Revenue, Refunding ARB AMT, 5.00%, 07/15/27	125	124,908

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB (continued)
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	$340	$365,797
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	800	802,000
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	500	484,511
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	810	802,838
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	160	160,081
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/34(c)	3,000	1,861,265
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(i)	5,200	2,852,469
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	430	424,104
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	600	541,477
Newark Higher Education Finance Corp., RB(b) Series A, 5.50%, 08/15/35	135	138,281
Series A, 5.75%, 08/15/45	275	278,889
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	890	892,428
Port Beaumont Navigation District, RB, AMT, 2.75%, 01/01/36(b)	710	524,173
Port Beaumont Navigation District, Refunding RB(b) Series A, AMT, 3.63%, 01/01/35	425	349,900
Series A, AMT, 4.00%, 01/01/50	815	590,750
San Antonio Education Facilities Corp., RB Series A, 5.00%, 10/01/41	85	69,543
Series A, 5.00%, 10/01/51	115	86,621
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	310	331,255
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,300	1,385,228
Texas Private Activity Bond Surface Transportation Corp., RB AMT, Senior Lien, 5.00%, 12/31/55	1,025	1,002,964
AMT, Senior Lien, 5.50%, 12/31/58	800	861,407
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(c)	2,205	878,915
Texas Water Development Board, RB, 4.45%, 10/15/36	170	188,459

		17,768,186

Utah — 0.6%
County of Utah Utah, RB, Series B, 4.00%, 05/15/47	750	721,407
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	225	166,337

		887,744

Vermont — 0.2%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	320	314,692

Virginia — 2.6%
Ballston Quarter Community Development Authority, TA(f)(g) Series A, 5.00%, 03/01/26	180	175,142
Series A, 5.13%, 03/01/31	490	420,046

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Hampton Roads Transportation Accountability
Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	$245	$236,624
James City County Economic Development Authority, RB 5.25%, 12/01/27	125	124,247
Series A, 6.88%, 12/01/58	175	187,853
Norfolk Redevelopment & Housing Authority, RB Series A, 5.00%, 01/01/34	235	217,195
Series A, 5.00%, 01/01/49	455	371,360
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,025	966,045
Virginia Beach Development Authority, RB 5.38%, 09/01/29	155	154,471
7.00%, 09/01/53	240	256,525
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	521,722

		3,631,230

Washington — 0.8%
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	350	351,838
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	485	502,916
Washington State Housing Finance Commission, Refunding RB Series A, 5.00%, 07/01/43	125	127,052
Series A, 5.00%, 07/01/48	115	115,265

		1,097,071

West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,895	1,839,152

Wisconsin — 5.1%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	750	512,434
Public Finance Authority, RB 5.00%, 06/15/41(b)	165	151,970
7.75%, 07/01/43(b)	1,190	1,214,479
5.00%, 06/15/55(b)	440	377,108
5.00%, 01/01/56(b)	710	618,289
Class A, 5.00%, 06/15/56(b)	230	187,784
Series A, 6.25%, 10/01/31(b)(f)(g)	290	40,600
Series A, 7.00%, 10/01/47(b)(f)(g)	290	40,600
Series A, 5.00%, 10/15/50(b)	530	449,837
Series A, 4.75%, 06/15/56(b)	730	519,398
Series A-1, 4.50%, 01/01/35(b)	590	528,692
Series A-1, 5.50%, 12/01/48(b)(f)(g)	10	2,109
Series B, 0.00%, 01/01/35(b)(c)	980	460,474
Series B, 0.00%, 01/01/60(b)(c)	16,025	994,529
AMT, 4.00%, 09/30/51	475	387,898
AMT, 4.00%, 03/31/56	455	358,627
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(c)	6,580	290,227

		7,135,055

Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	500	471,264

Total Municipal Bonds — 146.4% (Cost: $208,649,362)		205,254,171

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Alabama — 4.7%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	$6,194	$6,596,745

Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	905	905,000

New York — 2.7%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,181	2,146,985
Port Authority of New York & New Jersey, RB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,577,645

		3,724,630

Total Municipal Bonds Transferred to Tender Option Bond Trusts —8.0% (Cost: $11,052,102)		11,226,375

Total Long-Term Investments — 154.4% (Cost: $219,701,464)		216,480,546

	Shares

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(k)(l)	3,270,530	3,270,858

Total Short-Term Securities — 2.3% (Cost: $3,270,530)		3,270,858

Total Investments — 156.7% (Cost: $222,971,994)		219,751,404

Other Assets Less Liabilities — 1.8%		2,385,880

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(6,264,187)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.0)%		(75,676,232)

Net Assets Applicable to Common Shares — 100.0%		$140,196,865

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited)(continued) January 31, 2024	BlackRock Long-Term Municipal Advantage Trust (BTA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$12,588,591	$—	$(9,318,269)(a)	$1,926	$(1,390)	$3,270,858	3,270,530	$93,235	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$204,831,680	$422,491	$205,254,171
Municipal Bonds Transferred to Tender Option Bond Trusts	—	11,226,375	—	11,226,375
Short-Term Securities
Money Market Funds	3,270,858	—	—	3,270,858

	$3,270,858	$216,058,055	$422,491	$219,751,404

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(6,218,595)	$—	$(6,218,595)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(82,218,595)	$—	$(82,218,595)

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Consumer Services — 0.5%
Grand Canyon University, 5.13%, 10/01/28	$2,445	$2,223,067

Total Corporate Bonds — 0.5% (Cost: $2,445,000)		2,223,067

Municipal Bonds

Alabama — 5.2%
Black Belt Energy Gas District, RB(a) Series A, 5.25%, 01/01/54	3,085	3,322,121
Series F, 5.50%, 11/01/53	615	654,339
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	5,240	5,246,759
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	5,645	6,116,383
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	2,140	2,311,790
MidCity Improvement District, SAB 4.25%, 11/01/32	160	145,344
4.50%, 11/01/42	255	212,876
4.75%, 11/01/49	270	221,723
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	4,000	4,256,795
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	335	323,544

		22,811,674

Arizona — 4.3%
Arizona Industrial Development Authority, RB(b) 7.10%, 01/01/55	1,690	1,720,214
Series A, 5.00%, 12/15/39	250	237,910
Series B, 5.13%, 07/01/47	665	624,465
Arizona Industrial Development Authority, Refunding RB(b) Series A, 5.13%, 07/01/37	960	961,354
Series A, 5.50%, 07/01/52	1,775	1,690,209
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	505	394,214
Industrial Development Authority of the City of Phoenix Arizona, RB(b) Series A, 6.50%, 07/01/34	570	574,347
Series A, 6.75%, 07/01/44	1,000	1,005,933
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b) 5.00%, 07/01/35	320	321,393
5.00%, 07/01/45	255	245,894
Industrial Development Authority of the County of Pima, Refunding RB(b) 4.00%, 06/15/51	1,555	1,194,154
5.00%, 07/01/56	470	413,912
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	875	842,962
Maricopa County Industrial Development Authority, RB 5.25%, 10/01/40(b)	465	470,841
5.50%, 10/01/51(b)	465	465,268
Series A, 3.00%, 09/01/51	5,155	3,805,104
AMT, 4.00%, 10/15/47(b)	2,495	2,207,651
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	1,801,645

		18,977,470

Security	Par (000)	Value

Arkansas — 5.2%
Arkansas Development Finance Authority, RB AMT, 7.38%, 07/01/48(b)	$2,800	$3,014,741
Arkansas Development Finance Authority, RB (continued)
Series A, AMT, 4.50%, 09/01/49(b)	9,435	9,155,441
Series A, AMT, 4.75%, 09/01/49(b)	6,850	6,749,922
AMT, Sustainability Bonds, 5.45%, 09/01/52	2,325	2,356,652
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	1,300	1,362,863

		22,639,619

California — 4.8%
California Municipal Finance Authority, RB(b) 5.50%, 08/01/34	250	250,621
6.00%, 08/01/44	665	666,127
6.13%, 08/01/49	580	581,035
California School Finance Authority, RB, Series A, 6.40%, 07/01/48	1,570	1,572,487
California Statewide Communities Development Authority, RB, 5.25%, 12/01/38(b)	580	591,823
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,651,022
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	3,300	2,285,111
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	790	507,307
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	485	383,670
CSCDA Community Improvement Authority, RB, M/F Housing(b) 3.13%, 08/01/56	120	82,942
Series A, 3.00%, 09/01/56	1,570	1,003,418
Mezzanine Lien, 4.00%, 03/01/57	700	481,217
Mezzanine Lien, Sustainability Bonds, 4.00%, 06/01/57	2,060	1,442,641
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	6,035	3,445,116
Senior Lien, Sustainability Bonds, 3.13%, 06/01/57	655	422,168
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	4,000	2,602,148
Sustainability Bonds, 3.13%, 07/01/56	990	653,827
Sustainability Bonds, 4.00%, 12/01/56	385	268,218
Sustainability Bonds, 4.00%, 07/01/58	380	259,102
Series B, Sustainability Bonds, 4.00%, 07/01/58	435	280,651
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	3,315	381,530
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	1,705	687,510
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/43(b)(c)	1,500	482,731

		20,982,422

Colorado — 3.3%
9th Avenue Metropolitan District No. 2, GO, 5.00%, 12/01/48	910	805,437
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	665	518,203
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	575	522,161
City & County of Denver Colorado Airport System Revenue, Refunding ARB Series A, AMT, 4.13%, 11/15/47	1,870	1,804,453
Series A, AMT, 4.13%, 11/15/53	1,025	956,411

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	$265	$287,730
5.25%, 11/01/52	555	591,154
Series A, 5.00%, 05/15/35	355	285,432
Series A, 5.00%, 05/15/44	385	263,525
Series A, 5.00%, 05/15/49	750	434,260
Fitzsimons Village Metropolitan District No. 3, Refunding GO, Series A-1, 4.25%, 12/01/55	1,735	1,231,847
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/01/50	935	869,340
Inspiration Metropolitan District, GO, Series B, Subordinate, 5.00%, 12/15/36	721	648,022
Karl’s Farm Metropolitan District No. 2, GO, Series A, 5.63%, 12/01/50(b)	545	492,123
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50	520	387,777
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	629,809
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	497,133
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,136,266
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	759	721,347
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	1,065	714,828
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	790	674,643

		14,471,901

Connecticut(b) — 0.6%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55	325	242,592
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45	1,355	1,355,441
Mohegan Tribe of Indians of Connecticut, RB, Series A, AMT, 6.75%, 02/01/45	950	950,711

		2,548,744

Delaware — 0.9%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(e)	1,212	1,144,644
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	2,870	2,779,540

		3,924,184

District of Columbia — 0.9%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	15,400	3,783,424

Florida — 14.3%
Babcock Ranch Community Independent Special District, SAB Series 2022, 5.00%, 05/01/42	510	489,734
Series 2022, 5.00%, 05/01/53	385	347,461
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,240	1,212,240
Brevard County Health Facilities Authority, Refunding RB(b) 4.00%, 11/15/24	440	435,458
4.00%, 11/15/25	460	450,631
4.00%, 11/15/27	495	479,421
4.00%, 11/15/29	435	411,519
4.00%, 11/15/32	450	418,619

Security	Par (000)	Value

Florida (continued)
Brevard County Health Facilities Authority, Refunding RB(b) (continued) 4.00%, 11/15/35	$675	$605,749
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	400	392,218
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,490	1,487,544
Capital Trust Agency, Inc., RB(b) 5.00%, 01/01/55	2,640	2,008,515
Series A, 5.75%, 06/01/54	940	782,604
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	34,550	2,271,646
Charlotte County Industrial Development Authority, RB(b) AMT, 5.00%, 10/01/49	1,415	1,342,317
AMT, 4.00%, 10/01/51	425	339,068
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	630	9,765
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	5,145,961
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c) Series A-2, 0.00%, 10/01/49	730	185,953
Series A-2, 0.00%, 10/01/51	875	206,442
Series A-2, 0.00%, 10/01/52	1,200	260,014
Series A-2, 0.00%, 10/01/54	2,875	558,977
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35(h)	1,685	1,684,079
Florida Development Finance Corp., RB(b) 5.00%, 06/15/56	1,150	895,474
6.50%, 06/30/57	500	479,773
Series A, 5.75%, 06/15/29	690	691,492
Series A, 6.00%, 06/15/34	835	837,285
Series A, 6.13%, 06/15/44	3,180	3,181,851
Series A, 5.13%, 06/15/55	3,645	3,071,867
Series B, 4.50%, 12/15/56	3,985	2,963,464
Series C, 5.75%, 12/15/56	1,325	1,095,377
AMT, 5.00%, 05/01/29	2,155	2,077,346
Series B, AMT, 7.38%, 01/01/49	2,677	2,708,986
Lakewood Ranch Stewardship District, SAB 4.95%, 05/01/29(b)	345	349,134
5.50%, 05/01/39(b)	315	320,131
3.00%, 05/01/41	275	206,124
5.13%, 05/01/46	675	651,935
5.65%, 05/01/48(b)	520	523,495
Series 1B, 4.75%, 05/01/29	565	568,308
Series 1B, 5.30%, 05/01/39	645	649,641
Series 1B, 5.45%, 05/01/48	1,150	1,142,447
Laurel Road Community Development District, SAB Series A-1, 2.60%, 05/01/26	80	78,198
Series A-1, 3.00%, 05/01/31	100	91,967
Series A-1, 3.25%, 05/01/41	190	147,777
Series A-1, 4.00%, 05/01/52	300	232,332
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	915	908,054
Midtown Miami Community Development District, Refunding SAB Series A, 5.00%, 05/01/37	845	839,232
Series B, 5.00%, 05/01/37	495	491,241
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(b)	925	907,125

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
North River Ranch Community Development District, SAB Series A-1, 4.00%, 05/01/40	$310	$261,228
Series A-1, 4.25%, 05/01/51	530	413,979
Series A-2, 4.20%, 05/01/35	230	201,370
Poitras East Community Development District, SAB, 5.00%, 05/01/43	690	663,858
Rolling Hills Community Development District, Refunding SAB, Series A-2, 3.65%, 05/01/32	1,000	896,416
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	1,145	885,423
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	745,195
South Broward Hospital District, RB (BAM-TCRS), 3.00%, 05/01/51	720	556,395
Series A, 3.00%, 05/01/51	6,355	4,651,894
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	805	769,796
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	875	9
Trout Creek Community Development District, SAB 5.38%, 05/01/38	430	432,667
5.50%, 05/01/49	1,105	1,078,531
Village Community Development District No. 14, SAB 5.38%, 05/01/42	1,110	1,116,195
5.50%, 05/01/53	820	827,426
West Villages Improvement District, SAB 4.75%, 05/01/39	455	428,819
5.00%, 05/01/50	940	843,057
Windward at Lakewood Ranch Community Development District, SAB 4.00%, 05/01/42	220	187,551
4.25%, 05/01/52	250	202,426

		62,798,226

Georgia — 1.0%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	765	612,348
Development Authority of Cobb County, RB, 6.38%, 06/15/58(b)	265	260,483
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	290	262,869
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	855	803,966
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/38	340	359,500
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,195	1,274,061
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	915	942,965

		4,516,192

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	614,098

Illinois — 7.1%
Chicago Board of Education, GO Series A, 5.00%, 12/01/42	1,650	1,650,615
Series C, 5.25%, 12/01/35	1,655	1,662,715
Series D, 5.00%, 12/01/46	2,155	2,156,659
Chicago Board of Education, Refunding GO Series B, 4.00%, 12/01/35	745	730,299

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO (continued) Series B, 4.00%, 12/01/41	$1,665	$1,551,324
Series D, 5.00%, 12/01/31	1,000	1,035,481
City of Chicago Illinois, Refunding GO Series A, 6.00%, 01/01/38	1,260	1,316,890
Series B, 4.00%, 01/01/37	1,709	1,687,304
Illinois Finance Authority, RB(b) Class A, 5.00%, 07/01/51	2,000	1,440,359
Class A, 5.00%, 07/01/56	2,000	1,387,671
Illinois Finance Authority, Refunding RB 6.60%, 07/01/24	230	231,857
6.00%, 02/01/34	365	365,051
6.13%, 02/01/45	860	860,073
Series C, 4.00%, 02/15/41	1,430	1,398,088
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,795	1,753,104
Metropolitan Pier & Exposition Authority, RB 5.00%, 06/15/57	1,020	1,040,512
Series A, 5.50%, 06/15/53	2,370	2,419,106
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,920	2,693,299
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(c)	14,000	3,075,231
State of Illinois, GO 5.50%, 05/01/30	530	587,368
5.50%, 05/01/39	1,055	1,168,752
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,174	1,165,204

		31,376,962

Indiana — 1.2%
City of Valparaiso Indiana, RB AMT, 6.75%, 01/01/34	825	826,321
AMT, 7.00%, 01/01/44	2,000	2,002,657
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	1,715	1,166,200
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	1,060	1,153,825

		5,149,003

Kansas(b) — 0.2%
City of Shawnee Kansas, RB 5.00%, 08/01/41	230	217,714
5.00%, 08/01/56	850	737,880

		955,594

Kentucky(b) — 0.5%
City of Henderson Kentucky, RB AMT, 4.45%, 01/01/42	2,000	1,909,480
Series A, AMT, 4.70%, 01/01/52	230	217,026

		2,126,506

Louisiana — 1.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	930	705,034
Louisiana Public Facilities Authority, RB(b) Series A, 6.50%, 06/01/62	280	276,356
AMT, 6.50%, 10/01/53(a)	835	844,860
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40(b)	1,580	1,712,246
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	4,540	4,544,294

		8,082,790

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine — 0.2%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(b)	$1,185	$784,737

Maryland — 1.2%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	325	322,784
Maryland Economic Development Corp., RB 5.00%, 07/01/56	360	363,353
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	1,555	1,585,616
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	3,010	3,174,950

		5,446,703

Michigan — 1.0%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	369,276
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	2,405	2,309,895
Michigan Strategic Fund, RB 5.00%, 11/15/42	345	312,558
AMT, 5.00%, 12/31/43	1,200	1,210,173

		4,201,902

Minnesota — 0.3%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	1,660	1,535,342

Missouri — 0.1%
Industrial Development Authority of the City of St.
Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	685	561,749

Montana — 1.1%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	5,000	4,941,003

Nevada — 0.3%
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	670	695,559
5.00%, 07/01/45	460	470,954

		1,166,513

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB Series A, 4.13%, 08/15/40	530	455,164
Series A, 4.25%, 08/15/46	595	485,797
Series A, 4.50%, 08/15/55	1,235	998,020
New Hampshire Business Finance Authority, Refunding RB(b) Series B, 4.63%, 11/01/42	1,015	861,665
Series C, AMT, 4.88%, 11/01/42	485	443,690

		3,244,336

New Jersey — 7.3%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	1,065	1,074,098
5.25%, 11/01/44	770	774,310
Middlesex County Improvement Authority, RB Series B, 6.13%, 01/01/25	990	12,226
Series B, 6.25%, 01/01/37(f)(g)	2,145	26,491
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,530	1,531,952
Class A, 5.25%, 11/01/47	2,650	2,921,666
Series A, 5.00%, 07/01/37	260	257,803
Series A, 5.25%, 11/01/54(b)	1,675	1,443,116

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued) Series B, 5.00%, 06/15/43	$2,245	$2,376,166
AMT, 5.38%, 01/01/43	2,155	2,156,907
Series B, AMT, 6.50%, 04/01/31	1,660	1,676,723
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	500,591
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,575,200
New Jersey Transportation Trust Fund Authority, RB Series AA, 5.25%, 06/15/41	1,140	1,161,470
Series S, 5.25%, 06/15/43	2,345	2,517,219
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	8,950	5,804,026
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,120	5,172,373

		31,982,337

New York — 14.6%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51(f)(g)	1,500	850,230
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	707,624
City of New York, GO, Series A-1, 4.00%, 09/01/46	1,195	1,217,286
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,817,352
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	147,431
Metropolitan Transportation Authority, Refunding RB Series C-1, Sustainability Bonds, 4.75%, 11/15/45	740	763,554
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	565	588,665
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	840	885,111
New York City Housing Development Corp., RB, M/F Housing Series C-1A, 4.15%, 11/01/39	1,895	1,895,089
Series C-1A, 4.20%, 11/01/44	3,475	3,462,704
Series C-1A, 4.30%, 11/01/47	2,845	2,696,180
New York Counties Tobacco Trust IV, Refunding RB Series A, 6.25%, 06/01/41(b)	4,900	4,901,701
Series A, 5.00%, 06/01/42	3,155	3,075,108
New York Counties Tobacco Trust VI, Refunding RB Series A-2B, 5.00%, 06/01/45	215	199,453
Series A-2B, 5.00%, 06/01/51	4,340	3,927,411
New York Liberty Development Corp., Refunding RB Class 1, 5.00%, 11/15/44(b)	6,205	6,197,244
Class 2, 5.38%, 11/15/40(b)	1,080	1,081,350
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,250	1,681,600
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	1,435	1,382,072
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/48	1,505	1,484,410
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	2,020	1,992,871
New York State Urban Development Corp., Refunding RB 3.00%, 03/15/48	9,655	7,681,350
4.00%, 03/15/49	2,330	2,284,049
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	745	806,686
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	1,175	1,226,673

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB (continued) AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	$4,870	$5,024,591
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	1,490	1,513,397
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 239, Sustainability Bonds, (SONYMA), 2.70%, 10/01/47 .	3,370	2,513,449
Westchester County Local Development Corp., Refunding RB(b) 5.00%, 07/01/41	730	636,015
5.00%, 07/01/56	810	645,619

		64,286,275

North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series B, (AGM), 5.00%, 12/01/48	1,765	1,868,383

Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,370	3,174,405
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	875	807,532
County of Hardin Ohio, Refunding RB 5.00%, 05/01/30	240	228,694
5.25%, 05/01/40	240	217,577
5.50%, 05/01/50	1,130	979,437
Hickory Chase Community Authority, Refunding RB,
5.00%, 12/01/40(b)	365	336,032
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	1,125	806,220
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	1,300	1,224,173
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	375	317,226

		8,091,296

Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	4,615	4,870,338
Series B, 5.00%, 08/15/38	2,990	2,913,026
Series B, 5.50%, 08/15/52	1,570	1,568,124
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	325	303,104
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	756,486

		10,411,078

Oregon — 0.6%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/24(i)	1,765	1,793,540
Oregon State Facilities Authority, RB(b) Series A, 5.00%, 06/15/29	115	114,454
Series A, 5.00%, 06/15/39	565	537,183

		2,445,177

Pennsylvania — 4.9%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	5,240	4,923,275
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	3,400	3,398,546

Security	Par (000)	Value

Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	$3,560	$3,591,221
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	156,244
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,430	1,431,685
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	2,710	2,681,280
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	5,000	4,694,349
School District of Philadelphia, GO, Series A, (SAW), 5.50%, 09/01/48	580	644,057

		21,520,657

Puerto Rico — 14.6%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	44,330	3,656,955
Commonwealth of Puerto Rico, GO 0.00%, 11/01/51(a)	9,238	3,903,286
1.00%, 11/01/51(a)	13,336	7,534,966
Series A-1, 0.00%, 11/01/43(a)	4,676	2,594,951
Series A-1, Restructured, 5.63%, 07/01/29	3,644	3,937,559
Series A-1, Restructured, 5.75%, 07/01/31	2,813	3,115,952
Series A-1, Restructured, 4.00%, 07/01/33	625	605,150
Series A-1, Restructured, 4.00%, 07/01/35	4,100	3,911,515
Series A-1, Restructured, 4.00%, 07/01/37	1,452	1,358,055
Series A-1, Restructured, 4.00%, 07/01/41	656	594,671
Series A-1, Restructured, 4.00%, 07/01/46	682	603,361
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,765	1,120,413
Commonwealth of Puerto Rico, RB(a) 0.00%, 11/01/51	244	86,590
1.00%, 11/01/51	8,747	1,618,211
Puerto Rico Electric Power Authority, RB(f)(g) Series A, 5.00%, 07/01/29	660	165,000
Series A, 7.00%, 07/01/33	3,295	823,750
Series A, 6.75%, 07/01/36	1,335	333,750
Series A, 5.00%, 07/01/42	910	227,500
Series A, 7.00%, 07/01/43	375	93,750
Series A-1, 10.00%, 07/01/19	75	18,774
Series A-2, 10.00%, 07/01/19	379	94,715
Series A-3, 10.00%, 07/01/19	323	80,753
Series B-3, 10.00%, 07/01/19	323	80,753
Series C-1, 5.40%, 01/01/18	887	221,863
Series C-2, 5.40%, 07/01/18	888	221,899
Series C-3, 5.40%, 01/01/20	90	22,430
Series C-4, 5.40%, 07/01/20	90	22,430
Series CCC, 5.25%, 07/01/26	260	65,000
Series CCC, 5.25%, 07/01/28	145	36,250
Series D-1, 7.50%, 01/01/20	761	190,193
Series D-4, 7.50%, 07/01/20	404	100,970
Series TT, 5.00%, 07/01/18	295	73,750
Series TT, 5.00%, 07/01/25	100	25,000
Series TT, 5.00%, 07/01/26	225	56,250
Series WW, 5.50%, 07/01/17	200	50,000
Series WW, 5.50%, 07/01/18	1,175	293,750
Series WW, 5.50%, 07/01/19	145	36,250
Series WW, 5.50%, 07/01/20	1,595	398,750
Series WW, 5.38%, 07/01/22	1,310	327,500
Series WW, 5.25%, 07/01/33	120	30,000
Series WW, 5.50%, 07/01/38	205	51,250
Series XX, 5.25%, 07/01/27	110	27,500

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB(f)(g) (continued)
Series XX, 5.25%, 07/01/35	$645	$161,250
Series XX, 5.75%, 07/01/36	860	215,000
Series XX, 5.25%, 07/01/40	1,020	255,000
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,545	636,250
Series AAA, 5.25%, 07/01/29	95	23,750
Series UU, 1.00%, 07/01/17(a)	60	15,000
Series UU, 1.00%, 07/01/18(a)	55	13,750
Series UU, 4.45%, 07/01/31(a)	580	145,000
Series UU, 1.00%, 07/01/49(a)	495	123,750
Series ZZ, 5.25%, 07/01/19	455	113,750
Series ZZ, 5.25%, 07/01/24	345	86,250
Series ZZ, 5.00%, 07/01/27	145	36,250
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	1,085	271,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,403,376
Series A-1, Restructured, 5.00%, 07/01/58	5,234	5,233,933
Series A-2, Restructured, 4.54%, 07/01/53	21	19,744
Series A-2, Restructured, 4.78%, 07/01/58	2,080	2,033,200
Series A-2, Restructured, 4.33%, 07/01/40	6,129	6,084,565
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,413,658
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	200	162,255
Series A-1, Restructured, 0.00%, 07/01/33	1,023	698,886
Series A-1, Restructured, 0.00%, 07/01/46	12,021	3,695,383
Series B-1, Restructured, 0.00%, 07/01/46	883	272,656

		63,925,321

Rhode Island — 0.6%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,190	1,476,975
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	980	984,208

		2,461,183

South Carolina — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,110	3,331,137
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	605	551,691

		3,882,828

Tennessee — 2.0%
Memphis-Shelby County Airport Authority, ARB,
Series A, AMT, 5.00%, 07/01/45	3,000	3,137,491
Metropolitan Government Nashville & Davidson
County Industrial Development Board, SAB, CAB,
0.00%, 06/01/43(b)(c)	3,270	1,193,098
Metropolitan Government Nashville & Davidson
County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,610	1,785,133
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	2,520	2,701,708

		8,817,430

Texas — 11.3%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	715	472,471

Security	Par (000)	Value

Texas (continued)
Arlington Higher Education Finance Corp., RB
5.00%, 06/15/51	$715	$586,838
7.88%, 11/01/62(b)	565	573,391
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	370	323,389
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	675	627,129
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	1,000	887,347
0.00%, 01/01/29	2,000	1,719,491
0.00%, 01/01/30	1,170	973,490
0.00%, 01/01/33	3,690	2,769,021
0.00%, 01/01/34	4,000	2,880,116
City of Houston Texas Airport System Revenue, ARB AMT, 4.00%, 07/15/41	3,350	3,009,212
Series A, AMT, 6.63%, 07/15/38	2,890	2,893,754
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	250	249,817
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	5,730	5,722,837
Series C, AMT, 5.00%, 07/15/27	1,615	1,619,038
City of San Marcos Texas, SAB(b)
4.00%, 09/01/32	100	95,596
4.50%, 09/01/51	480	417,878
City of Sinton Texas, SAB(b)
5.13%, 09/01/42	858	843,540
5.25%, 09/01/51	1,195	1,126,582
Mission Economic Development Corp., Refunding RB,
AMT, Senior Lien, 4.63%, 10/01/31(b)	785	774,236
New Hope Cultural Education Facilities Finance Corp.,
Refunding RB, Series A, 6.75%, 10/01/52	1,650	1,489,062
New Hope Higher Education Finance Corp., RB,
Series A, 5.75%, 06/15/51(b)	1,650	1,467,634
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	297,047
Series A, 5.75%, 08/15/45	580	588,202
Port Beaumont Navigation District, RB(b)
AMT, 2.75%, 01/01/36	920	679,210
AMT, 3.00%, 01/01/50	2,910	1,733,803
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	2,535	2,087,049
Series A, AMT, 4.00%, 01/01/50	4,795	3,475,640
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, 5.00%, 10/01/49	865	776,571
Texas Municipal Gas Acquisition & Supply Corp. III,
Refunding RB, 5.00%, 12/15/32	860	916,382
Texas Private Activity Bond Surface Transportation
Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	3,155	3,397,175
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/46	1,420	476,129
0.00%, 08/01/47	2,120	672,390
0.00%, 08/01/48	2,235	666,362
0.00%, 08/01/49	2,100	588,124
0.00%, 08/01/50	3,015	794,167
0.00%, 08/01/51	1,770	437,521
0.00%, 08/01/52	1,770	408,610
0.00%, 08/01/53	160	34,865

		49,551,116

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 0.2%
County of Utah, RB, Series A, 3.00%, 05/15/50	$1,000	$760,876
Utah Charter School Finance Authority, RB, Series A,
5.00%, 06/15/52(b)	470	347,460

		1,108,336

Vermont — 0.7%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(b)	4,000	3,147,969

Virginia — 2.7%
Hampton Roads Transportation Accountability
Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,435	2,351,751
James City County Economic Development Authority, RB
5.25%, 12/01/27	435	432,379
Series A, 6.88%, 12/01/58	605	649,434
Lower Magnolia Green Community Development
Authority, SAB(b)
5.00%, 03/01/35	465	466,198
5.00%, 03/01/45	475	467,156
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	300	276,441
Series A, 5.00%, 01/01/34	485	448,254
Series A, 5.00%, 01/01/49	955	779,449
Tobacco Settlement Financing Corp., Refunding RB,
Series B-1, 5.00%, 06/01/47	2,370	2,233,685
Virginia Beach Development Authority, RB
5.38%, 09/01/29	425	423,548
7.00%, 09/01/53	600	641,312
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	2,003,002
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	765,864

		11,938,473

Washington — 0.5%
Washington State Housing Finance Commission, RB,
Series A, 5.00%, 07/01/50(b)	450	395,787
Washington State Housing Finance Commission,
Refunding RB
5.75%, 01/01/35(b)	315	266,707
6.00%, 01/01/45(b)	850	667,870
Series A, 5.00%, 07/01/43	340	345,583
Series A, 5.00%, 07/01/48	320	320,737

		1,996,684

Wisconsin — 6.4%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,089,776
Public Finance Authority, RB
5.00%, 06/15/39	175	169,609
5.00%, 06/15/41(b)	345	317,756
7.75%, 07/01/43(b)	3,270	3,337,266
5.00%, 06/15/49	530	474,184
5.63%, 06/15/49(b)	2,480	2,149,370
5.00%, 06/15/53	355	311,996
5.00%, 06/15/55(b)	895	767,072
5.00%, 01/01/56(b)	1,470	1,280,119
Class A, 5.00%, 06/15/56(b)	495	404,143
Series A, 6.25%, 10/01/31(b)(f)(g)	605	84,700
Series A, 6.85%, 11/01/46(b)(f)(g)	900	450,000
Series A, 7.00%, 11/01/46(b)(f)(g)	570	285,000
Series A, 7.00%, 10/01/47(b)(f)(g)	605	84,700
Series A, 5.63%, 06/15/49(b)	2,890	2,684,783

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.25%, 12/01/51(b)	$1,470	$1,125,820
Series A, 5.00%, 06/15/55(b)	4,030	3,057,512
Series A, 4.75%, 06/15/56(b)	2,990	2,127,400
Series A-1, 4.50%, 01/01/35(b)	1,195	1,070,825
Series B, 0.00%, 01/01/35(b)(c)	1,580	742,397
Series B, 0.00%, 01/01/60(b)(c)	35,940	2,230,476
AMT, 4.00%, 09/30/51	1,025	837,044
AMT, 4.00%, 03/31/56	980	772,427
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	1,145	1,106,597
4.00%, 01/01/47	1,610	1,017,665

		27,978,637

Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,345	1,267,701

Total Municipal Bonds — 128.5% (Cost: $600,627,405)		564,321,975

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

New York — 2.0%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, 4.25%, 11/01/45	9,000	8,557,986

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.0% (Cost: $9,000,299)		8,557,986

Total Long-Term Investments — 131.0% (Cost: $612,072,704)		575,103,028

	Shares

Short-Term Securities

Money Market Funds — 7.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(k)(l)	33,454,075	33,457,421

Total Short-Term Securities — 7.6% (Cost: $33,449,258)		33,457,421

Total Investments — 138.6% (Cost: $645,521,962)		608,560,449

Other Assets Less Liabilities — 2.2%		10,125,198

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.0)%		(4,538,956)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.8)%		(174,937,276)

Net Assets Applicable to Common Shares — 100.0%		$439,209,415

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA)

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class .	$73,862,164	$—	$(40,411,039	)(a)	$4,812	$1,484	$33,457,421	33,454,075	$890,431	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$2,223,067	$—	$2,223,067
Municipal Bonds	—	563,177,331	1,144,644	564,321,975
Municipal Bonds Transferred to Tender Option Bond Trusts	—	8,557,986	—	8,557,986
Short-Term Securities
Money Market Funds	33,457,421	—	—	33,457,421
Unfunded Commitments(a)	—	—	4,516,898	4,516,898

	$33,457,421	$573,958,384	$5,661,542	$613,077,347

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(4,500,000)	$—	$(4,500,000)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)

	$—	$(179,500,000)	$—	$(179,500,000)

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniAssets Fund, Inc. (MUA)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Municipal Bonds	Unfunded Commitments	Total

Assets
Opening balance, as of July 31, 2023	$1,084,754	$—	$1,084,754
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	62,902	4,516,898	4,579,800
Purchases	—		—
Sales	(3,012)	—	(3,012)

Closing balance, as of January 31, 2024	$1,144,644	$4,516,898	$5,661,542

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2024(b)	$62,902	$4,516,898	$4,579,800

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 8.3%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$2,425	$2,421,327
Series A, 5.25%, 01/01/54	3,365	3,623,643
Series C, 5.50%, 10/01/54	7,625	8,449,120
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	11,455	11,469,777
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,750	1,896,133
County of Jefferson Alabama, Refunding RB, 5.50%, 10/01/53	11,700	12,834,282
Energy Southeast A Cooperative District, RB,
Series B-1, 5.75%, 04/01/54(a)	10,455	11,621,673
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	8,540	8,519,787
Series A-1, 5.50%, 01/01/53	3,315	3,565,780
Series B, 5.00%, 01/01/54	6,190	6,558,738
Series B-1, 5.00%, 05/01/53	8,800	9,147,118

		80,107,378

Arizona — 2.4%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	1,015	903,829
Series A, 3.55%, 07/15/29	1,010	983,749
Series A, 5.00%, 07/01/49(b)	965	874,531
Series A, 5.00%, 07/01/54(b)	745	663,182
Series B, 4.25%, 07/01/27(b)	265	261,469
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/36	4,000	4,297,619
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.75%, 07/01/24(b)	165	165,374
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29(b)	300	300,517
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	950	868,563
Maricopa County Industrial Development Authority, RB 6.38%, 07/01/58(b)	1,050	1,066,253
Series 2019F, 4.00%, 01/01/45	3,130	3,107,503
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	3,000	3,121,237
Phoenix-Mesa Gateway Airport Authority, ARB
AMT, 5.00%, 07/01/27	700	700,842
AMT, 5.00%, 07/01/32	1,925	1,927,453
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	3,590	3,994,037

		23,236,158

Arkansas — 0.7%
Arkansas Development Finance Authority, RB,
Series A, AMT, 4.50%, 09/01/49(b)	2,245	2,178,481
City of Springdale Arkansas Sales & Use Tax
Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	4,345	4,312,988

		6,491,469

California — 11.8%
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(a)	2,615	2,877,755
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	215	151,217

Security	Par (000)	Value

California (continued)
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	$1,450	$1,432,083
California Municipal Finance Authority, RB
Series A, 4.00%, 10/01/29(b)	410	398,225
Series A, AMT, 4.00%, 07/15/29	5,640	5,610,702
California School Finance Authority, RB, 5.00%, 08/01/42(b)	875	892,379
City of Campbell California, GO, Election 2018, 4.00%, 09/01/50	3,025	3,055,756
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/45	6,415	6,954,560
Series C, AMT, 5.00%, 05/15/45	5,000	5,272,612
City of Los Angeles Department of Airports, Refunding ARB Series A, AMT, 5.00%, 05/15/36	5,650	6,340,625
AMT, Subordinate, 5.00%, 11/15/31(c)	530	602,411
AMT, Subordinate, 5.00%, 05/15/37	9,470	10,616,350
CSCDA Community Improvement Authority, RB, M/F Housing(b) 4.00%, 10/01/56	600	490,287
Senior Lien, Sustainability Bonds, 3.13%, 06/01/57	1,005	647,755
Series A, Senior Lien, Sustainability Bonds, 4.00%, 12/01/58	3,880	2,897,844
Sustainability Bonds, 5.00%, 09/01/37	170	174,321
Sustainability Bonds, 4.00%, 12/01/56	300	209,001
Series A, Sustainability Bonds, 4.00%, 06/01/58	1,855	1,342,395
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/28(c)	10,285	11,409,735
Los Angeles Department of Water & Power, RB,
5.00%, 07/01/51	5,000	5,496,005
Manteca Financing Authority, RB, Series A, (AGC- ICC), 5.75%, 12/01/36	3,285	3,293,758
Ontario Public Financing Authority, RB, (AGM), 5.00%, 11/01/52	6,000	6,568,147
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	5,755	5,709,472
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	1,870	1,839,263
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	6,370	6,372,437
Series A, AMT, 5.00%, 05/01/47	7,855	7,998,312
Series E, AMT, 5.00%, 05/01/40	3,335	3,508,646
State of California, GO, 5.50%, 04/01/28	15	15,033
State of California, Refunding GO, 4.00%, 03/01/36	10,775	11,473,731

		113,650,817

Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	2,700	2,701,656
Series A, AMT, 5.50%, 11/15/30	1,040	1,040,646
Series A, AMT, 5.50%, 11/15/31	1,250	1,250,862
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 11/15/47	885	933,698
Series A, AMT, 4.13%, 11/15/53	2,185	2,038,789
Series D, AMT, 5.75%, 11/15/45	1,315	1,486,401
Colorado Health Facilities Authority, RB 5.25%, 11/01/39	1,000	1,083,663

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, RB (continued)
5.50%, 11/01/47	$620	$673,178
5.25%, 11/01/52	1,555	1,656,298
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,189	1,162,884
Park Creek Metropolitan District, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/34	500	515,398

		14,543,473

Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series C-2, AMT, 2.20%,
11/15/34	1,190	1,041,295
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	2,860	3,095,933
4.25%, 07/15/53	765	746,391
Series A, 5.00%, 01/01/30(b)	130	123,972
Connecticut State Health & Educational Facilities Authority, Refunding RB 5.00%, 12/01/45	5,000	5,089,681
Series G-1, 5.00%, 07/01/27(b)	100	101,038
Series G-1, 5.00%, 07/01/28(b)	100	101,010
Series G-1, 5.00%, 07/01/29(b)	100	100,815
Series G-1, 5.00%, 07/01/30(b)	100	100,500
Series G-1, 5.00%, 07/01/32(b)	150	150,105
Series G-1, 5.00%, 07/01/34(b)	125	124,705
State of Connecticut, GO
Series C, 4.00%, 06/15/39	300	310,880
Series C, 4.00%, 06/15/41	300	306,853

		11,393,178

Delaware — 0.4%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/29	880	890,572
Series A, 5.00%, 07/01/30	1,030	1,040,060
Series A, 5.00%, 07/01/31	750	755,982
Series A, 5.00%, 07/01/32	375	377,610
Series A, 5.00%, 07/01/33	1,190	1,197,507

		4,261,731

District of Columbia — 0.7%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	1,015,191
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, 5.00%, 07/15/48	5,000	5,471,843

		6,487,034

Florida — 8.7%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,035	2,165,420
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	500	501,422
Capital Trust Agency, Inc., RB(b) 5.00%, 01/01/55	945	718,957
Series A, 4.00%, 06/15/29	500	474,084
Series A, 5.00%, 06/01/45	850	735,106
Series A, 5.50%, 06/01/57	305	268,113
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	10,000	10,026,200
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/29(b)	785	783,636

Security	Par (000)	Value

Florida (continued)
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	$5,310	$6,165,286
Series B, 5.50%, 09/01/48	4,645	5,393,172
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	20,000	22,227,895
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/46	3,000	2,996,223
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/47	3,415	3,575,458
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	5,500	5,195,958
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	715	806,407
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/33	1,400	1,480,569
5.00%, 08/15/34	1,240	1,306,783
Esplanade Lake Club Community Development District, SAB
Series A-1, 3.63%, 11/01/30	370	350,363
Series A-1, 4.00%, 11/01/40	1,080	936,479
Series A-1, 4.13%, 11/01/50	385	308,266
Series A-2, 3.63%, 11/01/30	130	123,102
Series A-2, 4.00%, 11/01/40	185	160,415
Series A-2, 4.13%, 11/01/50	140	112,097
Florida Development Finance Corp., RB(b) 6.50%, 06/30/57	1,270	1,218,625
AMT, 5.00%, 05/01/29	3,080	2,969,015
Florida Development Finance Corp., Refunding RB(b) 5.00%, 06/01/31	450	425,873
Series C, 5.00%, 09/15/50	475	408,235
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.30%, 05/01/29	960	923,231
Harbor Bay Community Development District, SAB, Series A-1, 3.30%, 05/01 /29	590	567,431
Hills of Minneola Community Development District, SAB, 3.50%, 05/01/31(b)	1,100	1,024,345
Lakewood Ranch Stewardship District, SAB
3.60%, 05/01/24	85	84,815
4.30%, 05/01/27(b)	425	423,764
3.80%, 05/01/29	515	503,119
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	65	65,071
Midtown Miami Community Development District, Refunding SAB, Series A, 4.25%, 05/01/24	240	239,859
Orange County Health Facilities Authority, RB, 5.00%, 10/01/47	1,945	2,029,721
Osceola Chain Lakes Community Development District, SAB, 3.50%, 05/01/30	350	334,608
Seminole Improvement District, RB
5.00%, 10/01/32	265	263,517
5.30%, 10/01/37	300	300,199
Southern Groves Community Development District No. 5, Refunding SAB, 3.25%, 05/01/29	290	278,476
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(d)(e)	142	68,422
Talavera Community Development District, SAB 3.50%, 05/01/25	190	188,678

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Talavera Community Development District, SAB (continued) 3.85%, 05/01/30	$540	$520,449
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	176,111
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	910	893,426
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	2,000	2,018,113
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	840	832,492

		83,569,006

Georgia — 4.0%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	740	670,768
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	860	935,431
Series A, 5.00%, 06/01/53(a)	8,890	9,403,664
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	13,405	14,291,874
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 01/01/49	8,285	8,460,925
Series A, 5.00%, 07/01/52	3,160	3,256,578
Municipal Electric Authority of Georgia, Refunding RB, 5.00%, 01/01/56	1,250	1,276,528

		38,295,768

Hawaii — 0.9%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	5,000	5,188,039
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	1,350	1,351,036
AMT, 5.25%, 08/01/26	2,500	2,501,943

		9,041,018

Idaho — 0.7%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 12/01/47	5,000	5,181,532
Idaho Housing & Finance Association, Refunding RB
(GTD), 4.00%, 05/01/42	1,160	1,107,413
(GTD), 4.00%, 05/01/52	905	798,209

		7,087,154

Illinois — 15.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	2,825	2,974,030
Series A, 5.00%, 12/01/40	720	739,368
Series A, 5.00%, 12/01/47	1,915	1,957,890
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	495	521,245
Series C, 5.00%, 12/01/26	4,730	4,851,504
Series D, 5.00%, 12/01/26	4,185	4,288,351
Chicago Midway International Airport, Refunding ARB
Series A, AMT, 2nd Lien, 5.00%, 01/01/32	5,000	5,009,989
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	6,685	6,688,851
Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	1,015	1,124,372
Chicago Midway International Airport, Refunding RB
Series A, AMT, 2nd Lien, 5.50%, 01/01/30	6,500	6,501,190
Series A, AMT, 2nd Lien, 5.50%, 01/01/32	7,775	7,776,423

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, ARB AMT, Senior Lien, (AGM), 5.50%, 01/01/53	$4,360	$4,670,514
Series D, Senior Lien, 5.25%, 01/01/42	2,630	2,759,409
Chicago O’Hare International Airport, Refunding RB
Series B, 5.00%, 01/01/32	3,745	3,820,956
Series A, Senior Lien, 4.00%, 01/01/37	3,820	3,949,584
Series B, Senior Lien, 5.00%, 01/01/37	3,460	3,659,228
Series E, Senior Lien, (AGM), 4.00%, 01/01/40	5,000	5,038,067
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/57	1,000	1,022,060
Series A, Senior Lien, 4.00%, 12/01/49	5,190	4,686,875
City of Chicago Illinois Wastewater Transmission Revenue, RB
Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	2,755	3,019,945
Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,190	1,299,705
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,975	2,149,353
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	1,000	1,002,935
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/28	810	823,066
Series A, 5.00%, 02/15/29	400	408,012
Series A, 5.00%, 02/15/30	500	509,870
Series A, 5.00%, 02/15/31	500	509,817
Series A, 5.00%, 02/15/32	500	509,591
Illinois Finance Authority, Refunding RB, Series A, 4.00%, 07/15/47	5,000	4,830,534
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/37	1,455	1,517,958
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/34	4,140	4,152,373
Series A, 5.00%, 01/01/40	5,000	5,121,576
Series A, 5.00%, 01/01/45	2,500	2,708,844
Series A, 4.00%, 01/01/46	9,770	9,541,962
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 12/01/31	4,220	4,408,994
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,264,596
4.00%, 06/15/50	2,725	2,513,438
State of Illinois, GO
5.00%, 04/01/31	1,000	1,002,664
5.00%, 05/01/31	5,010	5,030,417
5.00%, 11/01/34	5,000	5,227,971
5.50%, 05/01/39	3,500	3,877,377
5.75%, 05/01/45	2,000	2,240,442
Series A, 5.50%, 03/01/42	6,000	6,696,626
Series A, 5.50%, 03/01/47	5,500	6,087,060
Series D, 5.00%, 11/01/28	350	373,470
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	120	128,068

		148,996,570

Indiana — 0.9%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	550	460,402
Series A, 5.00%, 06/01/51	405	313,446
Series A, 5.00%, 06/01/56	360	272,050

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, Refunding RB, Series A, 4.13%, 12/01/26	$1,270	$1,257,362
Indianapolis Local Public Improvement Bond Bank, RB
5.25%, 02/01/48	975	1,095,700
(BAM), 5.00%, 03/01/53	5,365	5,633,246

		9,032,206

Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Series C, 4.13%, 02/15/35	7,500	7,500,658

Kansas — 0.2%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	2,000	1,826,854

Kentucky — 1.7%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	285	268,923
County of Boyle Kentucky, Refunding RB, Series A, 4.25%, 06/01/46	810	800,920
Kentucky Public Energy Authority, RB(a)
Series A-1, 4.00%, 08/01/52	2,440	2,432,900
Series C, 4.00%, 02/01/50	2,500	2,502,490
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	9,170	9,951,284

		15,956,517

Louisiana — 1.4%
Lafayette Parish School Board Sale Tax Revenue, RB
4.00%, 04/01/48	940	939,154
4.00%, 04/01/53	595	592,074
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	2,030	2,152,614
5.25%, 10/01/53	3,965	4,205,557
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	4,405	4,721,957
New Orleans Aviation Board, ARB, Series A, 5.00%, 01/01/33	1,000	1,017,722

		13,629,078

Maryland — 2.9%
City of Baltimore Maryland, RB, 5.00%, 06/01/51	820	810,622
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 2.95%, 06/01/27	175	166,122
Series A, Senior Lien, 3.05%, 06/01/28	190	178,020
Series A, Senior Lien, 3.15%, 06/01/29	200	185,098
City of Baltimore Maryland, TA, Series B, 3.38%, 06/01/29(b)	285	266,753
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	9,730	10,009,702
Maryland Health & Higher Educational Facilities Authority, RB, 6.25%, 07/01/63(b)	1,655	1,634,846
Maryland State Transportation Authority, RB, 4.00%, 07/01/50	15,000	14,900,032

		28,151,195

Massachusetts — 3.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Class A, Sustainability Bonds, 4.00%, 06/01/50	8,000	8,011,361
Commonwealth of Massachusetts, GO
Series D, 4.00%, 02/01/46	5,000	5,011,338
Series E, 5.00%, 11/01/45	2,500	2,717,750

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	$4,610	$4,639,099
Massachusetts Development Finance Agency, Refunding RB 5.00%, 07/01/30	3,125	3,228,961
Series A, 5.00%, 01/01/31	1,730	1,748,785
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	1,000	1,013,632
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	215	222,918
Massachusetts School Building Authority, RB, Sub- Series B, 4.00%, 02/15/42	6,200	6,200,307

		32,794,151

Michigan — 3.6%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,029
City of Detroit Michigan, GO
5.00%, 04/01/26	265	272,593
5.00%, 04/01/27	210	218,282
5.00%, 04/01/28	235	246,392
5.00%, 04/01/29	235	245,600
5.00%, 04/01/30	180	187,719
5.00%, 04/01/31	265	275,769
5.00%, 04/01/32	225	233,936
5.00%, 04/01/33	295	306,726
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,825	1,783,383
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,760	4,036,660
Michigan Finance Authority, RB
4.00%, 02/15/47	4,500	4,309,374
4.00%, 02/15/50	9,705	9,175,668
Michigan Finance Authority, Refunding RB, Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	4,000	4,034,677
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/33	2,415	2,521,229
AMT, 5.00%, 12/31/33	2,000	2,111,666
Michigan Strategic Fund, Refunding RB
5.00%, 11/15/29	440	444,980
5.00%, 11/15/34	490	491,272
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	2,925	3,265,159

		34,171,114

Minnesota — 1.2%
Duluth Economic Development Authority, Refunding RB
Series A, 5.00%, 02/15/33	1,000	1,052,408
Series A, 5.00%, 02/15/34	1,185	1,243,891
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(b)	200	197,541
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54(f)	6,050	6,641,371
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	2,420	2,511,015

		11,646,226

Mississippi — 1.3%
Mississippi Development Bank, RB (AGM), 6.75%, 12/01/31	3,775	3,783,513

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
Mississippi Development Bank, RB (continued)
(AGM), 6.75%, 12/01/33	$2,350	$2,355,201
(AGM), 6.88%, 12/01/40	6,405	6,418,766

		12,557,480

Missouri — 1.4%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	9,340	8,732,304
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	290	253,975
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,840	2,883,843
St Louis County Industrial Development Authority, Refunding RB
5.00%, 09/01/27	290	290,730
5.00%, 09/01/32	1,015	1,004,129

		13,164,981

Nebraska — 1.0%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	824,158
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	8,045	9,062,782

		9,886,940

Nevada — 0.7%
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 5.00%, 07/01/33	5,000	5,042,944
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,890	1,902,706

		6,945,650

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, AMT, 4.00%, 11/01/27(b)	795	764,364

New Jersey — 12.2%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	940	1,030,952
New Jersey Economic Development Authority, RB 5.00%, 11/01/44	10,500	11,152,554
AMT, 5.50%, 01/01/26	1,500	1,500,963
AMT, 5.50%, 01/01/27	1,000	1,000,659
AMT, (AGM), 5.00%, 01/01/31	2,425	2,426,480
AMT, 5.38%, 01/01/43	7,000	7,006,196
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(c)	1,750	1,886,675
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	6,110	5,926,356
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 5.00%, 12/01/27	1,000	1,066,604
Series B, AMT, 5.00%, 12/01/28	1,000	1,066,296
Series B, AMT, 4.00%, 12/01/41	4,820	4,805,760
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series BB, AMT, 3.65%, 04/01/28	3,840	3,765,003
Series BB, AMT, 3.70%, 10/01/28	2,975	2,920,440
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,000	2,096,620
Series AA, 5.25%, 06/15/32	2,250	2,318,847
Series AA, 5.00%, 06/15/35	3,000	3,280,630
Series AA, 4.00%, 06/15/39	4,000	4,072,164
Series AA, 5.00%, 06/15/45	6,000	6,419,298

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series BB, 5.00%, 06/15/46	$6,725	$7,337,094
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/33	2,285	2,495,928
Series A, 5.00%, 06/15/37	2,115	2,443,262
Series A, 5.25%, 06/15/42	850	967,805
Series AA, 4.25%, 06/15/44	2,000	2,034,924
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	9,105	10,037,842
Newark Housing Authority, RB, M/F Housing,
Series A, 5.00%, 12/01/25	1,345	1,346,770
Passaic Valley Water Commission, RB, (AGM), 4.00%, 12/01/53	985	953,775
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/29	250	259,176
Series B, AMT, 5.00%, 01/01/30	200	207,211
Series B, AMT, 5.00%, 01/01/31	350	363,709
Series B, AMT, 5.00%, 01/01/32	425	441,486
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	12,000	12,720,246
Sub-Series B, 5.00%, 06/01/46	12,065	12,188,415

		117,540,140

New Mexico — 0.4%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,547,113
City of Santa Fe New Mexico, RB
Series A, 5.00%, 05/15/34	170	157,601
Series A, 5.00%, 05/15/44	820	694,411

		3,399,125

New York — 24.2%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,400	1,410,594
Series A, 5.00%, 06/01/35	415	425,442
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(b)	385	383,144
Build NYC Resource Corp., Refunding RB, 5.00%,
08/01/35	665	690,557
City of New York, GO
Series A, 5.00%, 08/01/46	3,035	3,383,330
Series A-1, 4.00%, 09/01/46	2,630	2,679,049
Series B, 5.25%, 10/01/39	1,750	2,026,060
Series B, 5.25%, 10/01/40	1,340	1,544,104
Series F-1, 4.00%, 03/01/47	2,645	2,669,795
Hudson Yards Infrastructure Corp., Refunding RB,
Series A, (AGM), 4.00%, 02/15/47	25,165	24,527,596
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	853,344
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	3,145	3,163,467
Sub-Series A-1, 5.00%, 11/15/40	2,355	2,391,236
Metropolitan Transportation Authority, Refunding RB,
Series A, 4.00%, 11/15/51	2,250	2,267,175
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	4,365	4,367,384
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,925	2,982,697
New York City Municipal Water Finance Authority, RB, Series GG, 5.00%, 06/15/50	1,685	1,812,990

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	$5,000	$5,133,287
Series DD, 4.13%, 06/15/47	2,500	2,539,826
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	4,210	4,152,998
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	6,625	7,074,050
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series E-1, 4.00%, 02/01/49	2,915	2,905,978
Sub-Series B-1, 5.00%, 08/01/38	3,000	3,115,273
Sub-Series E-1, 5.00%, 02/01/35	6,795	7,131,534
Subordinate, 4.00%, 05/01/43	19,900	19,957,319
Series A-1, Subordinate, 4.00%, 08/01/48	3,795	3,781,467
Series F-1, Subordinate, 5.00%, 02/01/47	2,690	2,953,706
New York Convention Center Development Corp., RB, CAB, Class B, Sub Lien, 0.00%, 11/15/40(g)	7,650	3,485,891
New York Liberty Development Corp., Refunding RB Class 1, 5.00%, 11/15/44(b)	1,730	1,727,837
Series A, Sustainability Bonds, 3.00%, 11/15/51	6,385	4,772,007
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	3,970	2,889,730
New York Power Authority, Refunding RB, Series A,
Sustainability Bonds, 4.00%, 11/15/55	9,515	9,164,052
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 05/01/32	3,060	3,124,795
Series A, 4.00%, 03/15/46	10,000	10,034,763
Series E, 4.00%, 03/15/42	10,000	10,184,863
New York State Thruway Authority, Refunding RB, Series A, 4.00%, 03/15/50	5,000	5,002,872
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	8,885	8,765,672
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,810	1,959,868
AMT, 5.00%, 12/01/40	1,865	1,963,021
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	2,775	2,768,437
AMT, 5.00%, 10/01/35	1,870	1,952,238
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	3,325	3,576,380
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	6,520	6,942,592
Series 223, AMT, 4.00%, 07/15/40	1,475	1,449,336
Series 223, AMT, 4.00%, 07/15/41	1,850	1,824,665
Series 232, AMT, 4.63%, 08/01/52	1,290	1,298,476
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	12,245	12,311,796
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	4,860	5,208,730
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	3,915	4,282,904
Series B, 5.00%, 11/15/37	4,400	4,683,553

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series C, 5.25%, 05/15/52	$1,805	$1,992,859
Utility Debt Securitization Authority, Refunding RB, Restructured, Sustainability Bonds, 5.00%, 12/15/44	4,290	4,810,850

		232,501,589

North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/47	1,855	1,892,957
North Carolina Turnpike Authority, RB, (AGM), 5.00%, 01/01/58	4,625	4,938,964
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	620	694,944

		7,526,865

Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	2,710	2,456,070
Series B-2, Class 2, 5.00%, 06/01/55	13,510	12,725,880
State of Ohio, RB, 4.00%, 01/01/46	6,000	5,812,161
State of Ohio, Refunding RB, Series A, 4.00%, 01/01/28(c)	25	26,337

		21,020,448

Oklahoma — 0.5%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/29	1,400	1,445,113
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/29	1,200	1,197,482
Series B, 5.00%, 08/15/33	1,305	1,287,599
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	1,395	1,366,524

		5,296,718

Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,910	8,763,273

Pennsylvania — 4.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/28(b)	835	851,312
Bucks County Industrial Development Authority, RB
5.00%, 07/01/35	1,100	1,050,885
5.00%, 07/01/36	1,250	1,190,897
4.00%, 07/01/46	245	191,399
Pennsylvania Economic Development Financing Authority, RB
AMT, (AGM), 5.50%, 06/30/42	2,000	2,216,498
AMT, 5.75%, 06/30/48	2,365	2,607,523
AMT, 5.25%, 06/30/53	3,910	4,199,716
Pennsylvania Housing Finance Agency, Refunding
RB, S/F Housing, Series 142-A, Sustainability
Bonds, 5.00%, 10/01/50	1,590	1,638,449
Pennsylvania Turnpike Commission, RB, Series B,
Subordinate, 4.00%, 12/01/51	3,000	2,837,368

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB 2nd Sub Series, 5.00%, 12/01/30	$2,620	$2,847,244
Sub-Series B-2, 5.00%, 06/01/32	5,000	5,378,951
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	745	779,911
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/32	1,200	1,297,969
Series A, (SAW), 5.50%, 09/01/48	9,145	10,155,000
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,085	2,209,812

		39,452,934

Puerto Rico — 4.8%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	2,753	3,049,495
Series A-1, Restructured, 4.00%, 07/01/35	675	643,961
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(g)	5,621	3,568,809
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,919	1,894,448
Series A-1, Restructured, 4.75%, 07/01/53	1,069	1,047,374
Series A-1, Restructured, 5.00%, 07/01/58	8,827	8,826,886
Series A-2, Restructured, 4.78%, 07/01/58	488	477,020
Series A-2, Restructured, 4.33%, 07/01/40	12,484	12,393,491
Series B-1, Restructured, 4.75%, 07/01/53	334	325,628
Series B-2, Restructured, 4.78%, 07/01/58	726	704,758
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(g)
Series A-1, Restructured, 0.00%, 07/01/29	11,890	9,646,056
Series A-1, Restructured, 0.00%, 07/01/33	1,464	1,000,166
Series A-1, Restructured, 0.00%, 07/01/46	7,903	2,429,466

		46,007,558

Rhode Island — 0.1%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,010,958

South Carolina — 1.1%
Patriots Energy Group Financing Agency, RB,
Series A1, 5.25%, 10/01/54(a)	5,210	5,580,457
South Carolina Jobs-Economic Development
Authority, Refunding RB
4.00%, 11/15/27	415	395,152
Series A, 5.00%, 05/01/37	4,480	4,652,189
South Carolina State Housing Finance &
Development Authority, Refunding RB, S/F
Housing, Series A, 4.95%, 07/01/53	310	320,451

		10,948,249

Tennessee — 3.6%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	660	718,491
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,230	3,350,222
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB 5.25%, 05/01/48	820	887,197
Series A, 5.00%, 07/01/40	4,000	4,050,164
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB 5.00%, 10/01/34	450	469,207

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB (continued)
5.25%, 10/01/58	$3,090	$3,160,885
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/52	3,800	3,907,725
Series B, AMT, 5.50%, 07/01/52	3,500	3,748,809
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	5,395	5,784,015
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	7,845	8,335,862

		34,412,577

Texas — 12.8%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,630	1,586,182
7.88%, 11/01/62	1,410	1,430,940
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	5,130	5,346,602
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,505	2,788,084
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	405	406,725
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	700	700,909
City of Houston Texas Airport System Revenue, Refunding ARB AMT, 5.00%, 07/15/27	410	409,700
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	2,390	2,571,338
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	400	400,260
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 11/15/51	1,840	1,766,919
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,940	6,742,294
County of Harris Texas, Refunding GO, Series A, 5.00%, 09/15/48	6,080	6,678,769
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	9,400	9,226,586
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	6,640	7,308,214
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,885	1,853,000
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	230	253,445
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/28	855	854,949
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,360	1,341,352
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	800	719,229
North Texas Tollway Authority, Refunding RB
Series A, 4.13%, 01/01/40	2,500	2,574,090
Series A, 5.00%, 01/01/40	3,000	3,326,856
Port Authority of Houston of Harris County Texas, ARB 4.00%, 10/01/46	1,740	1,706,839
1st Lien, 5.00%, 10/01/53	1,850	2,012,565
San Jacinto River Authority, RB, (AGM), 5.25%, 10/01/25	2,910	2,913,032
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	6,720	6,720,572

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas, GO, Class A, 5.00%, 04/01/44	$6,000	$6,184,245
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	7,130	7,618,862
Series A, 4.00%, 07/01/53	2,410	2,162,084
Series A, 5.00%, 07/01/53	1,485	1,542,419
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/47	8,590	8,753,044
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	392,913
Texas Municipal Gas Acquisition & Supply Corp. III,
Refunding RB
5.00%, 12/15/30	1,720	1,824,082
5.00%, 12/15/32	6,585	7,016,713
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series B, 5.50%, 01/01/54(a)	5,000	5,590,322
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,000	2,023,224
Texas Water Development Board, RB
4.45%, 10/15/36	1,155	1,280,411
4.00%, 10/15/54	7,000	6,723,258

		122,751,028

Utah — 0.8%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/34	3,500	3,666,443
Series A, AMT, 5.25%, 07/01/48	950	1,016,771
Series A, AMT, 5.00%, 07/01/51	1,805	1,874,081
Utah Charter School Finance Authority, RB(b)
Series A, 3.63%, 06/15/29	345	325,616
Series A, 5.00%, 06/15/49	320	287,984
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(b)	1,040	1,003,591

		8,174,486

Vermont — 0.6%
University of Vermont and State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	5,587,295

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	8,400	8,107,366
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	2,065	1,663,320
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	2,065	2,137,213

		11,907,899

Washington — 0.9%
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,755	5,979,073

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission,
Refunding RB(b)
5.00%, 01/01/27	$1,560	$1,521,772
5.00%, 01/01/28	750	725,281

		8,226,126

Wisconsin — 1.7%
Public Finance Authority, RB
5.00%, 06/15/34	430	436,841
5.00%, 10/15/56(b)	385	318,163
Class A, 5.00%, 06/15/56(b)	1,000	773,107
Series A, 4.00%, 03/01/30(b)	445	425,040
Series A, 5.00%, 10/15/50(b)	1,695	1,438,629
AMT, 4.00%, 09/30/51	1,595	1,302,522
AMT, 4.00%, 03/31/56	1,520	1,198,050
Public Finance Authority, Refunding RB
4.00%, 09/01/29(b)	115	104,549
5.00%, 09/01/49(b)	520	420,197
Series B, AMT, 5.25%, 07/01/28	3,765	3,766,086
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/15/49	4,235	4,007,655
4.00%, 12/01/51	2,720	2,574,018

		16,764,857

Total Municipal Bonds — 150.3% (Cost: $1,403,129,721)		1,446,480,293

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Alabama — 2.2%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	20,000	21,299,588

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,310	7,955,953

Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	6,880	7,781,133

Illinois — 1.4%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	11,860	12,934,151

Michigan — 2.7%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/45	15,520	15,840,667
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	10,198,663

		26,039,330

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 2.1%
Pennsylvania Turnpike Commission, RB, Series B-1,
5.25%, 06/01/47	$18,910	$19,679,301

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.0% (Cost: $92,034,026)		95,689,456

Total Long-Term Investments — 160.3% (Cost: $1,495,163,747)		1,542,169,749

	Shares

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(i)(j)	20,999,561	21,001,661

Total Short-Term Securities — 2.2% (Cost: $20,999,548)		21,001,661

Total Investments — 162.5% (Cost: $1,516,163,295)		1,563,171,410

Other Assets Less Liabilities — 1.2%		12,204,477

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.4)%		(51,791,724)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (58.3)%		(561,403,586)

Net Assets Applicable to Common Shares — 100.0%		$962,180,577

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Zero-coupon bond.
(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class.	$36,788,624	$—		$(15,791,821)(a)	$2,671	$2,187	$21,001,661	20,999,561	$546,493	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(2,269,716)	$—	$(2,269,716)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$137,766	$—	$137,766

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$39,118,672

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Municipal Income Fund, Inc. (MUI)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,446,480,293	$—	$1,446,480,293
Municipal Bonds Transferred to Tender Option Bond Trusts	—	95,689,456	—	95,689,456
Short-Term Securities
Money Market Funds	21,001,661	—	—	21,001,661

	$21,001,661	$1,542,169,749	$—	$1,563,171,410

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(51,489,875)	$—	$(51,489,875)
VRDP Shares at Liquidation Value	—	(561,700,000)	—	(561,700,000)

	$—	$(613,189,875)	$—	$(613,189,875)

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) January 31, 2024	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,665	$5,023,564
Series C, 5.50%, 10/01/54	10,500	11,634,854
Series F, 5.50%, 11/01/53	830	883,092
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	7,240	7,249,340
County of Jefferson Alabama, Refunding RB, 5.50%, 10/01/53	1,100	1,206,642
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	1,585	1,761,870
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	1,405	1,511,288
Series B, 5.00%, 01/01/54	1,230	1,303,271

		30,573,921

Arizona — 3.5%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,665	1,897,033
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	940	733,785
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,575	3,433,942
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	7,883,747
5.00%, 12/01/37	5,000	5,459,530

		19,408,037

Arkansas — 1.0%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.75%, 09/01/49(b)	4,900	4,828,411
AMT, Sustainability Bonds, 5.70%, 05/01/53	895	916,221

		5,744,632

California — 6.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	6,490	6,512,243
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	785	775,300
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/48	3,540	3,520,050
Series B, 5.00%, 11/15/46	6,025	6,206,329
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	305	306,058
Series A, 5.25%, 08/15/49	770	773,269
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,650	1,652,970
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,287,034
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	2,815	2,811,504
City of Los Angeles Department of Airports, Refunding ARB AMT, 5.00%, 05/15/46	2,415	2,569,532
Series D, AMT, Subordinate, 4.00%, 05/15/51	1,335	1,251,156
CSCDA Community Improvement Authority, RB, M/F Housing(b) 4.00%, 10/01/56	235	192,029
Senior Lien, Sustainability Bonds, 3.13%, 06/01/57	1,215	783,106
Series A, Senior Lien, Sustainability Bonds, 4.00%, 12/01/58	615	459,323
Sustainability Bonds, 4.00%, 12/01/56	340	236,868

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series A, Sustainability Bonds, 4.00%, 06/01/58	$735	$531,892
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	3,145	3,266,235
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,019

		35,144,917

Colorado — 1.5%
Board of Governors of Colorado State University System, Refunding RB, Series C, 4.00%, 03/01/47	4,265	4,163,777
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	870	983,398
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	355	385,449
5.25%, 11/01/52	745	793,532
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	950	986,968
Series A, 4.00%, 11/15/50	1,125	1,059,002

		8,372,126

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	720	702,486

Delaware — 0.5%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	3,065	3,073,976

District of Columbia — 8.7%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,850	2,073,680
District of Columbia Water & Sewer Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	1,875	1,943,929
District of Columbia, Refunding RB, 5.00%, 10/01/48	4,875	4,964,424
District of Columbia, TA, 5.13%, 06/01/41	3,490	3,496,900
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/39	795	795,763
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31(c)	8,350	6,522,165
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32(c)	15,000	11,304,429
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(c)	13,410	9,731,982
Series B, Subordinate, 4.00%, 10/01/49	3,780	3,480,322
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB 5.00%, 07/15/48	1,965	2,150,434
Series A, Sustainability Bonds, 4.00%, 07/15/46	2,540	2,520,903

		48,984,931

Florida — 3.0%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	447,627
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/29	1,900	1,908,127
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/49	4,335	4,144,781
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	980	1,040,910

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	$5,000	$5,376,115
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	220	213,061
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	435	455,862
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	3,105	3,169,371

		16,755,854

Georgia — 3.6%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, Sustainability Bonds, 5.00%, 07/01/53	1,485	1,628,248
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	2,400	2,265,522
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,105	1,039,044
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	2,100	2,284,191
Series B, 5.00%, 12/01/52(a)	7,800	8,188,440
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,655	1,764,495
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,290	2,954,429

		20,124,369

Idaho — 1.8%

Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	10,000	10,015,447

Illinois — 9.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,115	1,115,416
Series C, 5.25%, 12/01/35	3,095	3,109,428
Series D, 5.00%, 12/01/46	4,040	4,043,111
Series H, 5.00%, 12/01/36	460	470,562
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/31	1,000	1,035,481
Series G, 5.00%, 12/01/34	455	465,807
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.00%, 01/01/53	3,035	3,149,779
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	7,435	8,120,426
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	1,635	1,641,152
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/50	270	252,557
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	2,860	2,796,175
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	3,095	3,143,406
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,835	1,871,902
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	10,925	4,466,648
Series B, (AGM), 0.00%, 06/15/47	27,225	9,428,459
State of Illinois, GO 5.00%, 02/01/39	3,195	3,201,780

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
Series C, 5.00%, 12/01/45	$2,235	$2,411,174
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,084,949
University of Illinois, RB, Series A, 5.00%, 04/01/44	2,045	2,046,866

		53,855,078

Indiana — 1.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,635	1,637,619
AMT, 7.00%, 01/01/44	3,950	3,955,247

		5,592,866

Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	530	484,116

Kentucky — 1.5%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	2,140	2,216,112
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43	2,485	2,916,203
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	3,000	3,284,217

		8,416,532

Louisiana — 1.9%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	760	756,262
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,100	4,348,747
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	2,560	2,744,202
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,920	1,943,157
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	835	835,790

		10,628,158

Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,250	1,164,973

Massachusetts — 3.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/50	5,000	5,492,685
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	2,740	3,012,310
Series C, 5.00%, 10/01/52	2,835	3,077,447
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	3,725,747
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,000	3,018,936
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,438,411

		20,765,536

Michigan — 5.0%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,125	1,232,671

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Great Lakes Water Authority Sewage Disposal System Revenue, RB (continued)
Series B, 2nd Lien, 5.50%, 07/01/52	$2,655	$2,928,392
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,922,035
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,922,035
Series B, Senior Lien, 5.50%, 07/01/52	2,655	2,933,059
Michigan Finance Authority, RB
4.00%, 02/15/47	820	785,264
4.00%, 02/15/50	4,730	4,472,016
4.00%, 02/15/44	1,710	1,648,741
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	3,110	2,987,016
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	540	534,001
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	2,274,117
State of Michigan Trunk Line Revenue, RB, 5.50%, 11/15/49	1,855	2,150,697

		27,790,044

Minnesota — 0.9%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	2,011,765
Series A, 5.25%, 02/15/58	3,125	3,185,683

		5,197,448
Missouri — 2.4%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	5,555	5,252,556
Series C, 5.00%, 11/15/42	5,470	5,667,236
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,680	2,721,373

		13,641,165

Nebraska — 3.3%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,300	4,498,876
Omaha Public Power District, RB
Series A, 5.25%, 02/01/48	5,000	5,632,555
Series A, (AGM-CR), 4.00%, 02/01/51	8,700	8,525,326

		18,656,757

New Hampshire(b) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	3,205	2,720,825
Series C, AMT, 4.88%, 11/01/42	1,665	1,523,184

		4,244,009

New Jersey — 9.3%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	3,490	3,519,813
5.25%, 11/01/44	3,180	3,197,798
New Jersey Economic Development Authority, RB Class A, 5.25%, 11/01/47	3,565	3,930,468
Series EEE, 5.00%, 06/15/48	12,340	12,877,002
Series B, AMT, 6.50%, 04/01/31	1,845	1,863,586
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	3,040	3,045,442

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	$2,570	$2,562,407
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,626,315
New Jersey Transportation Trust Fund Authority, RB
Series C, (AMBAC), 0.00%, 12/15/35(c)	7,395	4,797,531
Series S, 5.00%, 06/15/46	2,415	2,531,321
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,435	2,480,560
Series A, 5.25%, 06/01/46	2,685	2,769,818
Sub-Series B, 5.00%, 06/01/46	5,670	5,727,999

		51,930,060

New York — 20.4%
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,640	1,670,586
Series C, 5.00%, 08/01/43	2,330	2,542,712
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,967,689
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,335	3,441,152
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	1,085	1,130,444
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,605	1,691,195
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	3,336,821
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	1,545	1,549,251
Series DD, 4.13%, 06/15/46	9,330	9,578,713
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, 4.00%, 05/01/47	5,000	4,937,620
New York City Transitional Finance Authority, RB, 5.00%, 05/01/46	2,480	2,777,684
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,300	3,301,146
New York Liberty Development Corp., Refunding RB(b)
Class 1, 5.00%, 11/15/44	8,145	8,134,819
Class 2, 5.38%, 11/15/40	1,760	1,762,199
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,765	2,663,017
New York State Dormitory Authority, RB, Series A,
4.00%, 03/15/47	1,575	1,540,840
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	2,270	2,292,185
Series A, 4.00%, 03/15/47	7,890	7,892,959
Series A, 4.00%, 03/15/48	1,395	1,375,916
Series A-1, 5.00%, 03/15/45	5,610	6,206,826
Series D, 4.00%, 02/15/47	4,730	4,675,037
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	1,870	1,844,885
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/49	6,675	6,543,360
New York Transportation Development Corp., ARB AMT, 5.63%, 04/01/40	965	1,044,902
Series A, AMT, 5.00%, 07/01/46	1,525	1,525,513
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	2,230	2,328,069
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,590	5,842,491
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB Series A, 5.25%, 05/15/52	1,625	1,809,187

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB (continued)
Series A, 4.13%, 05/15/53	$3,275	$3,292,865
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	2,230	2,381,006
Triborough Bridge & Tunnel Authority, Refunding RB 5.00%, 11/15/46	8,760	9,222,644
Sustainability Bonds, 5.25%, 11/15/40	1,640	1,924,449

		114,228,182

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55 .	5,015	4,723,929
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	1,060	1,041,486
Series A, 5.00%, 12/01/47	840	870,481
County of Hamilton Ohio, RB
Series A, 5.00%, 08/15/42	4,350	4,474,910
Series CC, 5.00%, 11/15/49	1,130	1,264,671
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	1,245	1,173,944
Series A, 3.75%, 08/15/50	2,190	1,966,146
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,666,783

		17,182,350

Oklahoma — 1.4%
Oklahoma Turnpike Authority, RB 5.50%, 01/01/53	3,140	3,505,986
Series A, 4.00%, 01/01/48	4,320	4,312,479

		7,818,465

Oregon — 0.7%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	3,725	4,126,826

Pennsylvania — 5.4%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	6,750	7,377,297
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,275	1,197,933
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,115	1,026,883
5.00%, 09/01/48	740	757,494
Series A, 4.00%, 09/01/49	1,185	1,089,203
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	1,765	1,766,663
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,175,981
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	3,105	3,243,063
Pennsylvania Turnpike Commission Oil Franchise Tax
Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,290	2,150,012
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	2,305	2,331,927
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,550	1,507,410
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	4,515	4,444,565

		30,068,431

Puerto Rico — 5.5%
Commonwealth of Puerto Rico, GO Series A-1, Restructured, 5.63%, 07/01/29	2,931	3,167,548

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 5.75%, 07/01/31	$2,646	$2,930,693
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,817	3,739,782
Series A-1, Restructured, 5.00%, 07/01/58	12,161	12,160,843
Series A-2, Restructured, 4.78%, 07/01/58	6,236	6,095,690
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	9,662	2,970,201

		31,064,757

Rhode Island — 0.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,155	1,464,637

South Carolina — 3.1%
South Carolina Jobs-Economic Development Authority, Refunding RB 4.00%, 12/01/44	3,835	3,662,474
Series A, 5.00%, 05/01/48	3,030	3,087,649
South Carolina Ports Authority, ARB AMT, 5.00%, 07/01/43	4,500	4,636,976
Series B, AMT, 4.00%, 07/01/49	1,330	1,202,215
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	5,000	5,039,225

		17,628,539

Tennessee — 3.8%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	860	937,786
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,665	2,787,138
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,440	1,458,059
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	4,030	4,122,448
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,190	4,452,168
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,270	7,543,246

		21,300,845

Texas — 13.7%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	885	861,209
7.88%, 11/01/62	755	766,213
Austin Independent School District, GO, 4.00%, 08/01/48	1,500	1,497,635
City of Austin Texas Airport System Revenue, ARB
Series A, 5.00%, 11/15/41	3,250	3,378,225
Series B, AMT, 5.00%, 11/15/44	5,755	5,997,991
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	1,240	1,290,854
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	3,600	3,604,045
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	3,580	3,851,628
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,762,794
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/47	3,415	3,529,003

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	$1,525	$1,528,125
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	560	568,165
Crowley Independent School District, GO
(PSF), 5.00%, 02/01/48	515	565,804
(PSF), 4.25%, 02/01/53	190	193,094
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	1,225	1,217,555
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	940	1,034,597
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,010
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	60	66,116
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/49	3,255	3,354,089
Marshall Independent School District, GO, (PSF), 4.00%, 02/15/45	620	627,866
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(f)	4,110	2,092,801
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	6,205	6,433,004
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	1,190	1,299,307
Plano Independent School District, GO, 5.00%, 02/15/42	1,540	1,719,972
Princeton Independent School District, GO, (PSF), 5.25%, 02/15/48	865	969,372
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	5,700	5,699,812
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,280	1,148,327
Series A, 5.00%, 07/01/53	1,570	1,630,706
Series B, 5.00%, 07/01/43	4,080	4,249,464
Series B, 5.00%, 07/01/48	5,505	5,664,856
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,435	2,463,276
Texas Water Development Board, RB, 4.00%, 10/15/45	2,735	2,737,440
Waller Consolidated Independent School District, GO, (BAM), 4.00%, 02/15/48	5,000	4,923,204

		76,766,559

Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	1,845	1,891,463

Security	Par (000)	Value

Virginia — 1.0%
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 4.00%, 07/01/50	$1,115	$1,101,824
Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,780,767

		5,882,591

Washington — 0.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	3,120	3,194,541

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	700	736,876

Total Municipal Bonds — 134.5% (Cost: $727,125,884)		754,622,500

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Alabama — 1.8%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54(a)	9,350	9,948,587

District of Columbia — 1.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	10,265	10,294,086

Florida — 5.0%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	10,000	10,851,900
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/50	10,000	10,912,601
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.50%, 10/01/54(h)	5,703	6,497,772

		28,262,273

Nebraska — 2.3%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/46	11,970	12,946,381

New York — 4.3%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	12,550	13,058,417
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/50	10,000	11,060,145

		24,118,562

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.0%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	$10,000	$11,048,275

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.2% (Cost: $91,664,098)		96,618,164

Total Long-Term Investments — 151.7% (Cost: $818,789,982)		851,240,664

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(i)(j)	5,291,628	5,292,158

Total Short-Term Securities — 1.0% (Cost: $5,291,985)		5,292,158

Total Investments — 152.7% (Cost: $824,081,967)		856,532,822
Other Assets Less Liabilities — 1.3%		7,412,681
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.2)%		(51,775,361)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.8)%		(251,128,294)

Net Assets Applicable to Common Shares — 100.0%		$ 561,041,848

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	When-issued security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$25,211,856	$—	$(19,920,496	)(a)	$48	$750	$5,292,158	5,291,628	$159,628	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	87	03/19/24	$9,775	$(308,647)
U.S. Long Bond	65	03/19/24	7,971	(439,353)
5-Year U.S. Treasury Note	64	03/28/24	6,941	(137,422)

				$(885,422)

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Fund, Inc. (MYD)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$885,422	$—	$885,422

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,780,278)	$—	$(1,780,278)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(885,422)	$—	$(885,422)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$35,856,824

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$754,622,500	$—	$754,622,500
Municipal Bonds Transferred to Tender Option Bond Trusts	—	96,618,164	—	96,618,164
Short-Term Securities
Money Market Funds	5,292,158	—	—	5,292,158

	$5,292,158	$851,240,664	$—	$856,532,822

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(885,422)	$—	$—	$(885,422)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Fund, Inc. (MYD)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(51,338,092)	$—	$(51,338,092)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(302,738,092)	$—	$(302,738,092)

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.9%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$4,950	$4,942,503
Series A, 5.25%, 01/01/54	3,065	3,300,584
Series C, 5.50%, 10/01/54	7,575	8,393,716
Series F, 5.50%, 11/01/53	2,920	3,106,779
County of Jefferson Alabama, Refunding RB, 5.50%, 10/01/53	6,495	7,124,672
Energy Southeast A Cooperative District, RB(a) Series A-1, 5.50%, 11/01/53	4,900	5,328,652
Series B-1, 5.75%, 04/01/54	10,625	11,810,644
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	1,010	1,020,406
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	2,665	2,866,607
Series B-1, 5.00%, 05/01/53	8,445	8,778,115

		56,672,678

Arizona — 6.7%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	779,163
5.00%, 07/01/54(b)	615	540,213
7.10%, 01/01/55(b)	250	254,470
Series A, (BAM), 5.00%, 06/01/49	2,500	2,596,568
Series A, 5.00%, 07/01/49(b)	1,445	1,309,531
Series A, 5.00%, 07/15/49	1,000	952,388
Series A, 5.00%, 12/15/49(b)	250	225,377
Series A, 5.00%, 07/01/54(b)	1,110	988,096
Arizona Industrial Development Authority, Refunding RB
Series A, 5.13%, 07/01/37(b)	500	500,705
Series A, 5.38%, 07/01/50(b)	1,645	1,603,036
Series A, 5.50%, 07/01/52(b)	600	571,338
Series G, 5.00%, 07/01/47(b)	2,360	2,211,771
Series S, 5.00%, 07/01/37	750	776,840
City of Buckeye Arizona Excise Tax Revenue, RB, (NGFGC), 5.00%, 07/01/43	4,000	4,087,796
City of Phoenix Civic Improvement Corp., ARB
Series B, AMT, Junior Lien, 5.00%, 07/01/44	4,515	4,722,027
AMT, Senior Lien, 5.00%, 07/01/43	4,000	4,157,292
Glendale Industrial Development Authority, RB,
5.00%, 05/15/56	825	644,013
Industrial Development Authority of the City of Phoenix Arizona, RB
Series A, 5.00%, 07/01/44	2,000	2,002,500
Series A, 6.75%, 07/01/44(b)	440	442,611
Series A, 5.00%, 07/01/46(b)	1,570	1,508,053
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB
5.00%, 07/01/45(b)	500	482,145
5.00%, 07/01/46	500	484,357
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	1,150	1,037,943
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	1,985	1,814,839
5.00%, 06/15/52	530	477,725

Security	Par (000)	Value

Arizona (continued)
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	$1,000	$979,977
4.00%, 07/01/50	1,500	1,446,606
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/47(b)	1,000	919,659
5.00%, 07/01/54(b)	440	412,027
Series A, 5.00%, 09/01/37	1,525	1,611,878
Series A, 4.13%, 09/01/38	550	556,599
Series A, 4.13%, 09/01/42	750	752,890
Series A, 5.00%, 09/01/42	1,000	1,044,409
McAllister Academic Village LLC, Refunding RB,
5.00%, 07/01/39	500	517,169
Phoenix-Mesa Gateway Airport Authority, ARB,
5.00%, 07/01/38	3,600	3,604,845
Pinal County Industrial Development Authority, RB,
6.25%, 06/01/26	155	158,264
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	4,560	5,073,206
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,161,291
5.00%, 12/01/32	155	165,917
5.00%, 12/01/37	5,610	6,125,593
State of Arizona Distribution Revenue, RB, Series B, (BHAC-CR FGIC), 5.50%, 07/01/41	100	128,887
Student & Academic Services LLC, RB, (BAM),
5.00%, 06/01/39	1,400	1,404,347
University of Arizona, Refunding RB, 5.00%, 06/01/39.	2,050	2,121,417

		64,355,778

Arkansas — 0.6%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49(b)	2,135	2,071,740
Series A, AMT, 4.75%, 09/01/49(b)	2,450	2,414,205
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,550	1,586,751

		6,072,696

California — 11.1%
Alvord Unified School District, Refunding GO,
Series B, Election 2007, (AGM), 0.00%, 08/01/41(c)	1,175	567,881
Anaheim Public Financing Authority, RB, Series A, (AGM), 6.00%, 09/01/24	1,265	1,286,334
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	1,625	1,630,569
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(a)	2,385	2,624,645
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	440	309,468
California Enterprise Development Authority, RB,
8.00%, 11/15/62(b)	1,355	1,338,257
Carlsbad Unified School District, GO, Series B,
6.00%, 05/01/34	5,000	5,031,319
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	590	482,116
Senior Lien, Sustainability Bonds, 3.13%, 06/01/57 .	2,065	1,330,958
Series A, Senior Lien, Sustainability Bonds, 4.00%, 12/01/58	4,610	3,443,057
Sustainability Bonds, 5.00%, 09/01/37	345	353,769
Sustainability Bonds, 4.00%, 12/01/56	575	400,585

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series A, Sustainability Bonds, 4.00%, 06/01/58	$1,920	$1,389,433
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,000	4,143,061
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (AGC), 0.00%, 08/01/30(c)	10,030	8,288,964
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34	4,125	4,789,174
Mount San Antonio Community College District,
Refunding GO, CAB, Series A, Convertible,
Election 2013, 6.25%, 08/01/43	4,445	4,394,924
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	2,112,442
Poway Unified School District, Refunding GO,
Series B, 0.00%, 08/01/36(c)	8,750	5,703,896
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	5,015	4,975,326
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,557,089
Series C, Election 2004, 0.00%, 08/01/38	5,000	3,018,160
San Bernardino Community College District, GO, Series B, 6.38%, 08/01/34	10,000	10,174,095
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(c)	3,800	2,270,542
San Diego Unified School District, Refunding GO, CAB(c)
Series R-1, 0.00%, 07/01/30	5,000	4,184,761
Series R-1, 0.00%, 07/01/31	3,005	2,408,621
San Francisco City & County Airport Comm-San
Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,065	1,065,423
Series A, AMT, 5.25%, 05/01/33	830	830,318
San Mateo County Community College District, GO, Series C, (NPFGC), 0.00%, 09/01/30(c)	12,740	10,482,100
State of California, GO, 5.50%, 04/01/28	5	5,011
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	5,500	3,589,638
Washington Township Health Care District, GO,
Series B, Election 2004, 5.50%, 08/01/40	625	631,125
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(c)	15,000	10,721,190

		106,534,251

Colorado — 1.7%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	345	313,297
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,000	1,000,613
Series A, AMT, 5.50%, 11/15/30	330	330,205
Series A, AMT, 5.50%, 11/15/31	400	400,276
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	875	923,147
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/37(c)	1,760	973,236
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	1,805	1,724,920
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	2,400	2,605,852

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, RB (continued)
Series A, 4.00%, 11/15/46	$2,555	$2,438,824
Colorado Health Facilities Authority, Refunding RB,
Series A, 4.00%, 08/01/44	1,060	1,013,926
State of Colorado, COP, Series S, 4.00%, 03/15/40	4,400	4,507,342

		16,231,638

Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	260	249,526
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	525	568,309
4.25%, 07/15/53	705	687,851

		1,505,686

Delaware — 0.2%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,607,330

District of Columbia — 0.3%
District of Columbia, RB, Series B-1, (NPFGC-IBC FGIC), 5.00%, 02/01/31	435	435,773
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B,
Subordinate, 4.00%, 10/01/49	2,875	2,647,071

		3,082,844

Florida — 10.5%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	3,775	3,786,449
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	825	627,661
Series A, 5.00%, 06/01/55	1,285	1,048,750
Series A, 5.50%, 06/01/57	460	404,367
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	5,275	6,124,648
Series B, 5.50%, 09/01/48	4,615	5,358,340
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	4,215	4,313,868
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	5,055	5,618,100
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,920	1,820,838
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/49	1,725	494,217
Series A, 0.00%, 09/01/53	975	225,081
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 4.00%, 10/01/49	2,650	2,342,191
Series A, AMT, 5.00%, 10/01/49	300	304,586
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	3,650	3,845,915
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	1,745	1,812,677
County of Miami-Dade Florida Aviation Revenue, Refunding RB
5.00%, 10/01/41	3,800	3,886,528
AMT, 5.00%, 10/01/34	450	454,281
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	1,315	1,396,006

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department,
Refunding RB (continued)
Series A, AMT, 5.00%, 10/01/47	$8,600	$9,004,081
Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,885	2,671,805
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	1,840	561,584
Series A-2, 0.00%, 10/01/47	2,970	852,939
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	660	744,376
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	1,230	1,180,243
AMT, 5.00%, 05/01/29	1,275	1,229,056
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	710	653,722
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/40	3,890	3,999,207
Series A, AMT, 4.00%, 10/01/52	6,600	5,917,291
Sub-Series A, AMT, 5.00%, 10/01/47	7,865	7,994,858
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/48	5,765	5,861,466
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	241,255
3.85%, 05/01/39	420	363,188
5.38%, 05/01/47	260	256,718
4.00%, 05/01/49	665	527,625
6.30%, 05/01/54	765	801,689
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	314,217
4.00%, 05/01/50	605	465,009
Lee County Housing Finance Authority, RB, S/F
Housing, Series A-2, (FHLMC, FNMA, GNMA),
6.00%, 09/01/40	20	20,022
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	1,930	2,014,068
5.00%, 10/01/53	6,605	7,050,255
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	335	321,134
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	160	145,267
Seminole Improvement District, RB
5.00%, 10/01/32	255	253,573
5.30%, 10/01/37	290	290,192
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	363,189
4.13%, 12/15/49	350	282,104
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,935	1,952,524
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	790	782,939

		100,980,099

Georgia — 3.2%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	1,855	1,753,257
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	715	648,107
Gainesville & Hall County Hospital Authority, RB,
Series A, 4.00%, 02/15/51	2,875	2,703,395

Security	Par (000)	Value

Georgia (continued)
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	$7,480	$7,912,194
Municipal Electric Authority of Georgia, RB
(AGM), 5.00%, 07/01/52	1,770	1,854,393
Class A, 5.50%, 07/01/63	1,275	1,338,877
Series A, 5.00%, 01/01/49	4,385	4,478,112
Series A, 5.00%, 01/01/59	1,870	1,898,386
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	7,475	7,710,584
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(d)	330	331,001

		30,628,306

Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB,
Series A, AMT, 5.00%, 07/01/43	3,310	3,434,482
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	485,372
AMT, 5.25%, 08/01/26	525	525,408

		4,445,262

Illinois — 11.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,665	3,858,344
Series A, 5.00%, 12/01/40	4,090	4,200,020
Series C, 5.25%, 12/01/35	970	974,522
Series D, 5.00%, 12/01/46	1,230	1,230,952
Series H, 5.00%, 12/01/36	295	301,774
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	355	373,822
Series G, 5.00%, 12/01/34	290	296,888
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	7,060	7,197,453
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	665	665,383
Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	1,010	1,118,834
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	6,885	7,223,777
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	2,750	2,787,767
Series A, AMT, Senior Lien, 4.38%, 01/01/53	2,780	2,655,773
Chicago O’Hare International Airport, Refunding RB,
Series B, AMT, 5.00%, 01/01/31	2,500	2,503,671
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	1,610	1,615,038
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	2,575	2,631,803
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,185	1,294,244
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,920	2,089,498
Cook County Community College District No. 508, GO
5.50%, 12/01/38	1,000	1,003,763
5.25%, 12/01/43	1,500	1,504,816
Illinois Finance Authority, RB, 5.00%, 10/01/48	1,760	1,917,271
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,945	2,966,218
Series C, 4.13%, 08/15/37	2,430	2,317,583
Series C, 4.00%, 02/15/41	870	850,585
Series C, 5.00%, 08/15/44	820	823,893

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	$320	$311,877
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,950	1,997,415
Series B, 5.00%, 01/01/40	3,245	3,339,031
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	3,005	3,065,430
Series A, (NPFGC), 0.00%, 12/15/26(c)	5,000	4,489,488
Series A, (NPFGC), 0.00%, 12/15/33(c)	9,950	6,964,191
Metropolitan Pier & Exposition Authority, RB, CAB(c) (BAM-TCRS), 0.00%, 12/15/56	2,965	615,067
Series A, (NPFGC), 0.00%, 06/15/30	14,205	11,328,810
Series A, (NPFGC), 0.00%, 06/15/30(e)	800	651,334
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	8,075	3,301,436
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(c)	4,140	953,444
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,783,051
State of Illinois, GO
5.25%, 02/01/30	2,010	2,013,253
5.25%, 02/01/32	2,330	2,333,886
5.25%, 02/01/34	1,610	1,611,853
5.50%, 05/01/39	2,785	3,085,284
Series B, 5.25%, 05/01/41	2,345	2,583,222
Series B, 5.50%, 05/01/47	1,930	2,115,322
Series C, 5.00%, 12/01/48	3,135	3,341,293
Series D, 5.00%, 11/01/27	440	470,033

		112,758,412

Indiana — 0.8%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	1,350	1,352,163
Indianapolis Local Public Improvement Bond Bank, RB 5.25%, 02/01/48	895	1,005,796
(BAM), 5.00%, 03/01/53	5,325	5,591,246

		7,949,205

Iowa — 0.0%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	195	190,612

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	514,118

Kentucky — 1.6%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	555	523,692
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	740	731,704
Series A, 5.25%, 06/01/49	1,305	1,399,281
Fayette County School District Finance Corp., RB
(NGFGC), 5.00%, 06/01/44	1,455	1,578,604
(BAM-TCRS), 5.00%, 06/01/46	1,285	1,384,165
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	8,480	9,202,496

		14,819,942

Louisiana — 3.1%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	330	356,883
Series B, (AGM), 5.00%, 12/01/35	440	473,797

Security	Par (000)	Value

Louisiana (continued)
Jefferson Sales Tax District, RB (continued)
Series B, (AGM), 5.00%, 12/01/36	$395	$421,307
Series B, (AGM), 5.00%, 12/01/37	495	524,715
Lake Charles Harbor & Terminal District, ARB,
Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,502,393
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	1,905	2,020,063
5.25%, 10/01/53	3,760	3,988,119
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/42	4,600	4,739,682
5.00%, 05/15/47	1,895	1,928,364
Louisiana Stadium & Exposition District, Refunding
RB, Series A, 5.00%, 07/01/48	4,020	4,309,255
New Orleans Aviation Board, ARB
Series B, AMT, 5.00%, 01/01/45	4,620	4,643,350
Series B, AMT, 5.00%, 01/01/48	4,780	4,837,651

		29,745,579

Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series B, (AGM), 4.75%, 07/01/53	3,000	3,116,775

Maryland — 2.5%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	495	495,855
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	250	250,383
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	185	178,079
Series A, 5.00%, 09/01/38	250	250,099
Convertible, 5.00%, 09/01/46	750	706,418
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 3.50%, 06/01/39	650	553,939
Series A, Senior Lien, 3.63%, 06/01/46	1,095	891,227
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	174,725
Series B, 3.88%, 06/01/46	300	254,173
County of Howard Maryland, TA, 6.10%, 02/15/44	250	250,080
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	296,885
Howard County Housing Commission, RB, M/F Housing
5.00%, 12/01/42	500	516,656
4.00%, 06/01/46	500	465,812
Series A, 5.00%, 06/01/44	550	551,412
Maryland Community Development Administration,
RB, M/F Housing, Series D, 3.70%, 07/01/35	500	500,015
Maryland Economic Development Corp., RB
5.00%, 07/01/56	390	393,632
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	2,920	2,977,492
Maryland Economic Development Corp., Refunding RB
5.00%, 07/01/37	500	499,960
(AGM), 5.00%, 06/01/43	1,350	1,383,495
Series A, 5.00%, 06/01/35	100	106,981
Maryland Health & Higher Educational Facilities Authority, RB
4.00%, 07/01/48	300	287,664
Series C, 5.00%, 05/15/45	2,875	2,916,970
Maryland Health & Higher Educational Facilities
Authority, Refunding RB
4.00%, 07/01/24(d)	100	100,379
5.00%, 07/01/24(d)	700	705,499

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities
Authority, Refunding RB (continued)
5.00%, 06/01/29	$500	$500,315
5.00%, 07/01/34	510	540,692
5.00%, 07/01/35	200	206,274
5.00%, 07/01/40	1,000	1,007,829
4.00%, 07/01/41	500	500,748
5.00%, 08/15/42	1,000	1,006,401
4.13%, 07/01/47	500	485,133
Maryland State Transportation Authority Passenger Facility Charge Revenue, ARB, AMT, 4.00%, 06/01/29	1,925	1,925,386
Montgomery County Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	2,830	2,510,432

		24,391,040

Massachusetts — 3.1%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	832,874
Massachusetts Development Finance Agency, RB
5.00%, 10/01/46	500	507,037
5.00%, 07/01/47	580	580,498
5.00%, 10/01/48	200	192,910
Series A, 5.25%, 01/01/42	500	508,627
Series A, (AMBAC), 5.75%, 01/01/42	650	810,060
Series A, 5.00%, 01/01/47	5,945	5,982,525
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	2,545	2,322,168
5.00%, 04/15/40	1,000	1,004,264
4.13%, 10/01/42(b)	550	470,488
4.00%, 12/01/42	485	437,544
4.00%, 07/01/44	250	250,176
5.00%, 07/01/47	7,685	7,873,787
Series A, 4.00%, 06/01/29(d)	420	451,625
Series E, 4.00%, 07/01/38	500	502,039
Series P, 5.45%, 05/15/59	1,500	1,671,466
Massachusetts Educational Financing Authority, RB AMT, 5.00%, 01/01/27	1,000	1,013,632
Series B, AMT, 2.63%, 07/01/36	30	29,757
Massachusetts Educational Financing Authority, Refunding RB, AMT, 3.50%, 07/01/33	80	76,776
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,078,995
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.80%, 12/01/43	500	450,670
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	910	874,949
Series A, AMT, 4.50%, 12/01/47	245	238,705
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 214, (FHLMC, FNMA, GNMA), 2.95%, 12/01/44	465	367,984
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	1,039,242

		29,568,798

Security	Par (000)	Value

Michigan — 5.2%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	$5,035	$4,920,183
Eastern Michigan University, RB
Series A, 4.00%, 03/01/28(d)	60	63,368
Series A, (AGM), 4.00%, 03/01/44	1,395	1,357,962
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,740	4,015,188
Michigan Finance Authority, RB
4.00%, 02/15/50	5,000	4,727,289
4.00%, 02/15/44	1,695	1,634,278
Series A, 4.00%, 11/15/50	5,680	5,261,309
Michigan Finance Authority, Refunding RB 4.00%, 11/15/46	3,420	3,244,308
Series A, 4.00%, 12/01/40	7,000	7,006,189
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	1,965	1,943,172
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.05%, 10/01/48	1,855	1,720,259
Series A, 2.55%, 10/01/51	2,360	1,594,524
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	675	582,849
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	6,310	6,363,493
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/46	2,485	2,526,150
5.00%, 11/15/46	2,665	2,974,923

		49,935,444

Minnesota — 0.6%
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54(f)	4,050	4,445,876
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	1,615	1,675,740

		6,121,616

Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,660	5,291,739
Kansas City Industrial Development Authority, ARB AMT, 5.00%, 03/01/46	530	541,462
Series B, AMT, 5.00%, 03/01/39	2,505	2,626,682

		8,459,883

Nebraska — 1.7%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	4,260	4,718,631
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	7,985	8,995,191
Omaha Public Power District, Refunding RB, Series A, 4.00%, 02/01/42	2,860	2,899,823

		16,613,645

Nevada — 1.2%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	7,285	7,438,175
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	1,000	924,273
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	2,910	2,826,682

		11,189,130

56	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB(a)(b)
Series A, 3.63%, 07/01/43	$160	$124,772
Series B, AMT, Sustainability Bonds, 3.75%, 07/01/45	1,075	843,151
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, 4.00%, 07/01/52	3,200	2,796,196

		3,764,119

New Jersey — 7.6%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	655	711,175
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,930	1,981,838
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(d)	485	498,675
Series WW, 5.25%, 06/15/25(d)	1,125	1,160,656
AMT, (AGM), 5.00%, 01/01/31	900	900,550
AMT, 5.13%, 01/01/34	1,620	1,621,100
AMT, 5.38%, 01/01/43	2,115	2,116,872
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 12/15/26(d)	5,360	5,778,615
Sub-Series A, 4.00%, 07/01/32	1,510	1,512,004
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,911,228
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	3,180	3,170,605
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,069,568
Series A, 0.00%, 12/15/29(c)	7,530	6,209,605
Series AA, 5.00%, 06/15/38	4,325	4,357,380
Series AA, 4.13%, 06/15/39	1,210	1,228,209
Series AA, 4.00%, 06/15/40	1,060	1,075,907
Series AA, 5.00%, 06/15/45	2,710	2,899,383
Series AA, 4.00%, 06/15/50	2,000	1,914,380
Series BB, 5.00%, 06/15/46	6,200	6,764,310
Series BB, 4.00%, 06/15/50	4,900	4,692,099
Series D, 5.00%, 06/15/32	1,610	1,637,202
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	180	195,432
Series A, 5.00%, 06/15/37	1,940	2,241,101
Series A, 5.25%, 06/15/42	775	882,411
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,650	2,640,921
Passaic Valley Water Commission, RB, (AGM), 4.00%, 12/01/53	925	895,677
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,220	3,400,560
Sub-Series B, 5.00%, 06/01/46	8,360	8,445,516

		72,912,979

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	415	351,440

New York — 13.0%
City of New York, GO
Series A-1, 5.00%, 08/01/47	930	1,012,116
Series B, 5.25%, 10/01/41	1,955	2,246,895

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	$4,090	$3,822,059
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	540	572,115
Series C-1, 5.00%, 11/15/56	6,550	6,668,101
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	5,600	6,280,433
Series GG, 5.00%, 06/15/50	1,680	1,807,610
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	2,910	2,910,191
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	7,695	8,667,127
New York City Transitional Finance Authority, RB, Subordinate, 5.00%, 05/01/48	8,085	9,003,399
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,100	1,100,382
New York Liberty Development Corp., Refunding RB Class 1, 5.00%, 11/15/44(b)	2,630	2,626,712
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,485	5,448,269
Series A, Sustainability Bonds, 3.00%, 11/15/51	3,725	2,783,982
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	2,185	2,104,409
Series A, Sustainability Bonds, 4.00%, 11/15/60	1,570	1,483,657
New York State Housing Finance Agency, RB, M/F Housing, Series B, Sustainability Bonds, (SONYMA), 3.88%, 11/01/48	400	354,519
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/46	2,630	2,632,447
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	510	482,201
New York State Urban Development Corp., RB,
Series A, 5.00%, 03/15/46	6,000	6,647,192
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	5,960	5,908,649
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,650	1,777,243
AMT, 5.63%, 04/01/40	1,700	1,840,760
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,460	3,612,161
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	3,295	3,544,112
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	5,600	5,802,344
Series 221, AMT, 4.00%, 07/15/55	5,155	4,728,349
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	905	942,524
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	11,585	11,648,195
Series A, 4.50%, 05/15/63	3,500	3,560,025
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	6,120	6,695,115
Series C, 5.00%, 05/15/47	5,000	5,467,389

		124,180,682

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited)(continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 0.9%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	$1,615	$1,696,158
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	6,510	7,296,910

		8,993,068

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	16,875	15,895,575
County of Franklin Ohio, RB, 5.00%, 11/01/48	1,650	1,813,135
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/24(d)	2,170	2,186,836
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	350	350,732
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(c)	10,040	6,308,743
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	988,344

		27,543,365

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	560	559,331
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,640	1,637,145
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	1,280	1,253,871
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	453,891

		3,904,238

Oregon — 0.2%
Clackamas Community College District, GO
Series A, 5.00%, 06/15/39	605	641,506
Series A, 5.00%, 06/15/40	440	465,718
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	2,355	1,228,679

		2,335,903

Pennsylvania — 8.2%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	3,600	3,705,760
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	425	332,018
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	8,670	8,790,902
5.00%, 06/30/42	6,910	6,916,510
AMT, 5.50%, 06/30/41	3,290	3,625,464
AMT, 5.75%, 06/30/48	2,855	3,147,771
AMT, 5.25%, 06/30/53	4,695	5,042,881
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	989,402
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	575	435,638
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	996,411

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	$6,850	$6,868,757
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,500	1,545,707
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,480	1,504,218
Series A-1, 5.00%, 12/01/41	4,835	5,003,884
Series A-1, 5.00%, 12/01/47	3,380	3,525,678
Series C, 5.00%, 12/01/39	4,775	4,853,333
Series A, Subordinate, 5.00%, 12/01/44	4,700	4,963,999
Series B, Subordinate, 4.00%, 12/01/51	665	628,950
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	1,805	1,826,320
Philadelphia Authority for Industrial Development, RB, Class A, 4.00%, 07/01/24(d)	2,900	2,910,993
School District of Philadelphia, GO
Series A, (SAW), 5.50%, 09/01/48	8,015	8,900,199
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,070	2,193,914

		78,708,709

Puerto Rico — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,709	4,613,737
Series A-1, Restructured, 5.00%, 07/01/58	15,881	15,880,795
Series A-2, Restructured, 4.54%, 07/01/53	500	470,100
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,493,620
Series A-2, Restructured, 4.33%, 07/01/40	19,762	19,618,726
Series B-1, Restructured, 4.75%, 07/01/53	962	937,887
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,295,939
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	16,341	5,023,397

		49,334,201

Rhode Island — 0.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	820	773,796
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	695	718,664

		1,492,460

South Carolina — 4.5%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	433,006
4.38%, 11/01/49	715	592,402
Patriots Energy Group Financing Agency, RB,
Series A1, 5.25%, 10/01/54(a)	6,040	6,469,475
South Carolina Jobs-Economic Development
Authority, RB
5.00%, 11/01/43	3,090	3,204,215
5.00%, 01/01/55(b)	2,290	2,001,676
7.50%, 08/15/62(b)	1,455	1,326,794
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,685	1,596,673
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,690	2,431,548
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	16,210	16,256,601

58	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, RB (continued)
Series A, 4.00%, 12/01/55	$1,950	$1,783,192
Series E, 5.50%, 12/01/53	1,730	1,731,044
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	4,930	4,931,725
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	280	289,439

		43,047,790

Tennessee — 3.5%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	615	669,503
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,655	3,791,041
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	745	806,051
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	3,070	3,140,426
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	3,795	3,902,583
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,805	4,079,365
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	15,950	16,947,992

		33,336,961

Texas — 11.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,545	1,503,467
7.88%, 11/01/62	1,335	1,354,826
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/49	4,305	5,225,419
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,530	5,000,690
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	3,290	3,305,140
Series C, 5.00%, 08/15/42	2,325	2,334,403
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/44	1,000	1,004,721
AMT, 5.25%, 11/15/47	3,300	3,555,685
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	1,790	1,772,238
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,495	2,776,955
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	370	371,576
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,330	1,331,728
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	765	764,441
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	5,205	5,599,924
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	740,481
Sub-Series A, AMT, 4.00%, 07/01/46	2,780	2,625,340

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB (continued) Sub-Series A, AMT, 4.00%, 07/01/48	$11,670	$10,813,594
County of Harris Texas Toll Road Revenue, Refunding RB, 1st Lien, 4.00%, 08/15/45	1,575	1,554,048
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	6,595	6,473,333
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	6,570	7,231,169
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	1,285	1,293,787
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	6,820	6,544,663
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,775	1,744,867
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	205	225,897
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(c) (d)	8,085	4,081,535
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	5,000	2,896,825
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	1,087,834
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,175	3,183,662
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	1,840	2,001,686
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	4,435	4,434,853
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,705	1,705,145
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,895	1,700,062
Series A, 5.00%, 07/01/53	2,325	2,414,898
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	609,235
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 3.75%, 09/01/49	1,355	1,251,449
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,395	5,748,696
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/35	310	194,465
0.00%, 08/01/36	170	100,780
0.00%, 08/01/37	225	125,627
0.00%, 08/01/38	810	426,981
0.00%, 08/01/41	1,950	870,646
0.00%, 08/01/44	695	261,111
0.00%, 08/01/45	1,775	629,687

		108,873,569

Utah — 2.1%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	11,685	11,928,335
Series A, AMT, 5.25%, 07/01/48	865	925,797
Series A, AMT, 5.00%, 07/01/51	5,330	5,533,990

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(b)	$485	$436,476
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	855,744

		19,680,342

Virginia — 0.6%
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	1,825	1,470,004
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	4,920	4,637,017

		6,107,021

Washington — 0.4%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,655	2,723,903
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	1,140	1,048,438

		3,772,341

Wisconsin — 1.3%
Public Finance Authority, RB
5.00%, 10/15/41(b)	570	512,267
5.00%, 10/15/56(b)	225	185,939
Class A, 6.00%, 06/15/52	505	455,666
Class A, 6.13%, 06/15/57	570	517,666
Series A, 5.00%, 07/01/40(b)	450	409,874
Series A, 5.00%, 10/15/40(b)	1,130	1,030,205
Series A, 5.00%, 10/15/55(b)	1,545	1,283,317
Series A-1, 4.50%, 01/01/35(b)	595	533,172
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	825	666,659
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, 1.95%, 09/01/32	450	388,935
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing Series A, 4.15%, 11/01/48	4,300	4,087,281
Series A, 4.45%, 05/01/57	2,225	2,202,644

		12,273,625

Total Municipal Bonds — 136.6%
(Cost: $1,262,474,511)		1,308,103,580

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1,
5.25%, 02/01/53(a)	9,340	9,946,908

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	3,052	3,060,830

Security	Par (000)	Value
Florida — 1.7%
City of Tampa Florida Water & Wastewater System
Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57(a)	$7,850	$8,724,449
County of Seminole Florida Sales Tax Revenue,
Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	7,240,968

		15,965,417

Georgia — 1.1%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53	10,154	10,825,804

Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	6,820	7,713,274

Illinois — 1.3%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51(a)	7,124	7,604,135
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/38	5,014	5,029,027

		12,633,162

Massachusetts — 1.0%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	9,084	9,418,573

Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,748	2,679,220

New York — 3.2%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	5,885	5,795,270
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	6,600	6,534,000
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	5,090	5,297,349
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51(a)	7,270	7,798,872
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,520	5,535,659

		30,961,150

Oregon — 0.9%
Port of Portland Oregon Airport Revenue, ARB, Series 29, AMT, 5.50%, 07/01/48	7,450	8,253,652

Texas — 1.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,890	6,685,541
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	9,243	9,876,262

		16,561,803

60	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	$11,880	$11,466,131

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.6% (Cost: $132,896,545)		139,485,924

Total Long-Term Investments — 151.2% (Cost: $1,395,371,056)		1,447,589,504

	Shares

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(h)(i)	23,075,533	23,077,841

Total Short-Term Securities — 2.4% (Cost: $23,075,533)		23,077,841

Total Investments — 153.6% (Cost: $1,418,446,589)		1,470,667,345
Other Assets Less Liabilities — 0.5%		5,078,377
Liability for TOB Trust Certificates, Including Interest Expense and
Fees Payable — (7.1)%		(67,928,949)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.0)%		(450,271,496)

Net Assets Applicable to Common Shares — 100.0%		$957,545,277

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$16,360,404	$6,711,075	(a)	$—	$4,054	$2,308	$23,077,841	23,075,533	$637,642	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

Currency	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(2,253,277)	$—	$(2,253,277)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$132,259	$—	$132,259

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:	Value
Average notional value of contracts — short	$36,537,399

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund, Inc. (MQY)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,308,103,580	$—	$1,308,103,580
Municipal Bonds Transferred to Tender Option Bond Trusts	—	139,485,924	—	139,485,924
Short-Term Securities
Money Market Funds	23,077,841	—	—	23,077,841

	$23,077,841	$1,447,589,504	$—	$1,470,667,345

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(67,413,610)	$—	$(67,413,610)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)

	$—	$(517,713,610)	$—	$(517,713,610)

See notes to financial statements.

62	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.8%

Corporate(a) — 1.7%
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	$3,960	$4,401,896
Southeast Energy Authority A Cooperative District, RB, Series B, 5.00%, 01/01/54	9,000	9,536,130

		13,938,026

County/City/Special District/School District — 0.9%
Huntsville Public Building Authority, RB, 5.00%, 02/01/47	7,000	7,622,215

Education — 0.3%
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	2,785	2,813,694

Utilities — 0.9%
County of Jefferson Alabama, Refunding RB, 5.50%, 10/01/53	6,955	7,629,268

Total Municipal Bonds in Alabama		32,003,203

Arizona — 2.2%

Education(b) — 1.1%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39	810	721,282
5.00%, 07/01/54	945	830,083
Series A, 5.00%, 07/01/49	1,675	1,517,969
Series A, 5.00%, 07/01/54	1,290	1,148,328
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	1,620	1,460,215
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54	855	800,643
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53	2,500	2,504,022

		8,982,542

Health — 0.1%
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 09/01/42	435	454,318

Transportation — 1.0%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	8,500	8,834,246

Total Municipal Bonds in Arizona		18,271,106

Arkansas — 0.6%

Corporate — 0.6%
Arkansas Development Finance Authority, RB Series A, AMT, 4.50%, 09/01/49(b)	4,100	3,978,517
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,430	1,463,905

Total Municipal Bonds in Arkansas		5,442,422

California — 10.4%

Corporate(a) — 1.0%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 07/01/53	2,900	3,048,973
Sustainability Bonds, 5.50%, 10/01/54	5,000	5,502,400

		8,551,373

County/City/Special District/School District — 6.6%
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	4,234,208

Security	Par (000)	Value

County/City/Special District/School District (continued)
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	$5,000	$3,714,718
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2013, 6.25%, 08/01/43(a)	3,975	3,930,219
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	7,620	4,206,034
Poway Unified School District, Refunding GO(c)
0.00%, 08/01/35	7,820	5,296,493
Series B, 0.00%, 08/01/36	10,000	6,518,739
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	5,107,793
Series C, Election 2004, 0.00%, 08/01/38	12,940	7,810,999
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,793,359
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	7,660	7,640,747
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	4,271,670

		55,524,979

Education — 0.1%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,250	1,234,554

Housing(b) — 0.7%
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56	380	267,268
CSCDA Community Improvement Authority, RB, M/F Housing
4.00%, 10/01/56	470	384,058
Senior Lien, Sustainability Bonds, 3.13%, 06/01/57	1,780	1,147,267
Series A, Senior Lien, Sustainability Bonds, 4.00%, 12/01/58	2,555	1,908,245
Sustainability Bonds, 5.00%, 09/01/37	300	307,625
Sustainability Bonds, 4.00%, 12/01/56	495	344,852
Series A, Sustainability Bonds, 4.00%, 06/01/58	1,535	1,110,823

		5,470,138

State — 0.0%
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,023

Transportation — 2.0%
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.50%, 05/15/47	2,000	2,213,787
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	14,215	14,833,159

		17,046,946

Total Municipal Bonds in California		87,838,013

Colorado — 3.4%

County/City/Special District/School District — 0.3%
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,605	1,611,574
STC Metropolitan District No. 2, Refunding GO, Series A, 5.00%, 12/01/38	1,285	1,186,692

		2,798,266

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 0.3%
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	$2,530	$2,557,564

Health — 0.7%
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,631,619
5.25%, 11/01/52	2,750	2,929,144

		5,560,763

Transportation — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/37	5,000	5,852,581

Utilities — 1.4%
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 4.00%, 11/15/46	11,820	11,873,688

Total Municipal Bonds in Colorado		28,642,862

Connecticut — 0.4%

Housing — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sustainability Bonds, 6.25%, 05/15/54 ..	2,800	3,100,915

District of Columbia — 0.4%

Transportation — 0.4%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	1,400	1,505,965
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,890	1,897,137

Total Municipal Bonds in District of Columbia 3,403,102

Florida — 13.8%

Corporate — 0.2%
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)	1,500	1,445,949

County/City/Special District/School District — 1.8%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/47	3,930	4,141,609
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/48	1,750	1,917,848
Palm Beach County School District, COP, Series B, 5.25%, 08/01/40	8,000	9,083,730
Seminole Improvement District, RB
5.00%, 10/01/32	230	228,713
5.30%, 10/01/37	260	260,172

		15,632,072

Education — 1.6%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	1,640	1,247,714
Series A, 5.00%, 06/01/55	1,475	1,203,818
Series A, 5.50%, 06/01/57	500	439,529
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)	1,085	1,041,108
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	820	704,743

Security	Par (000)	Value

Education (continued)
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	$4,000	$4,061,713

Town of Davie Florida, Refunding RB, 5.00%, 04/01/37	4,630	4,834,776

		13,533,401

Health — 2.5%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	4,535	4,548,754
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	3,655	3,718,832
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/40	3,290	1,587,718
Series A, 0.00%, 09/01/42	1,150	495,742
Series A, 0.00%, 09/01/45	2,000	724,331
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	7,790	8,375,987
(AGM), 5.75%, 09/01/54	1,400	1,578,979

		21,030,343

State — 1.1%
Kindred Community Development District II, SAB, 5.88%, 05/01/54	500	508,855
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	715	749,291
LT Ranch Community Development District, SAB
4.00%, 05/01/40	1,415	1,233,516
4.00%, 05/01/50	2,000	1,572,981
Parker Road Community Development District, Refunding SAB, 3.88%, 05/01/40	900	721,135
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	790	775,612
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,715	1,730,531
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	730	723,475
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	640	580,561
4.13%, 05/01/38	630	568,094

		9,164,051

Transportation — 2.1%
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	530	535,042
Series B, AMT, 5.00%, 10/01/40	2,865	2,958,864
County of Miami-Dade Seaport Department, Refunding RB, Series B-2, AMT, Subordinate, 4.00%, 10/01/50 ..	3,500	3,243,333
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/34	5,060	5,444,651
Series A, AMT, 5.00%, 10/01/49	2,670	2,776,002
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	2,500	2,629,470

		17,587,362

Utilities — 4.5%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	5,000	4,994,882
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	4,315	5,010,019
City of Lakeland Florida Department of Electric Utilities, Refunding RB, 4.25%, 10/01/48	5,000	5,015,772

64	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 10/01/44	$8,500	$8,514,622
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	13,925	14,508,988

		38,044,283

Total Municipal Bonds in Florida		116,437,461

Georgia — 1.8%

Corporate — 1.7%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	1,105	1,135,490
Series A, 5.00%, 06/01/53(a)	4,195	4,437,387
Series B, 5.00%, 07/01/53(a)	2,915	3,085,382
Series C, 5.00%, 09/01/53(a)	2,445	2,595,979
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	3,000	3,198,480

		14,452,718

Education — 0.1%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	630	571,059

Total Municipal Bonds in Georgia		15,023,777

Hawaii — 0.7%

Corporate — 0.2%
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	2,650	1,831,626

Transportation — 0.5%
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	2,000	2,000,917
AMT, 5.00%, 08/01/28	1,775	1,776,186

		3,777,103

Total Municipal Bonds in Hawaii		5,608,729

Illinois — 11.9%

County/City/Special District/School District — 2.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,955	4,163,642
Series A, 5.00%, 12/01/40	1,270	1,304,163
Series A, 5.00%, 12/01/41	1,000	1,030,442
Series A, 5.00%, 12/01/47	1,115	1,139,973
Chicago Board of Education, Refunding GO, Series B, 5.00%, 12/01/36	1,300	1,350,082
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, (AGM-CR), 5.00%, 12/01/46	4,565	4,662,412
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	3,250	3,259,538

		16,910,252

Education — 0.9%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 10/01/40	7,630	7,746,730

Health — 0.3%
Illinois Finance Authority, Refunding RB
4.00%, 08/15/41	1,750	1,757,028
Series C, 5.00%, 08/15/44	985	989,676

		2,746,704

Security	Par (000)	Value

Housing — 0.4%
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	$2,795	$3,067,612

State — 7.0%
Metropolitan Pier & Exposition Authority, RB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	13,998,373
Series A, (NPFGC), 0.00%, 12/15/34	41,880	28,086,794
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	3,855,423
State of Illinois, GO
5.25%, 02/01/33	5,860	5,869,915
5.25%, 02/01/34	5,360	5,366,170
Series B, 5.25%, 05/01/43	1,640	1,797,568

		58,974,243

Transportation — 1.3%
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.00%, 01/01/48	1,935	2,012,747
Series D, Senior Lien, 5.25%, 01/01/42	8,285	8,692,664

		10,705,411

Total Municipal Bonds in Illinois		100,150,952

Indiana — 0.4%

County/City/Special District/School District — 0.2%
Avon Community School Building Corp., RB, (NGFGC), 5.50%, 01/15/43	1,500	1,731,735

Utilities — 0.2%
Indiana Finance Authority, RB, 1st Lien, Sustainability Bonds, 4.00%, 10/01/51	2,025	1,927,486

Total Municipal Bonds in Indiana		3,659,221

Kentucky — 2.6%

Corporate — 1.5%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	475	448,205
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	11,055	11,996,886

		12,445,091

Transportation — 1.1%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.60%, 07/01/39(a) .	8,225	9,688,783

Total Municipal Bonds in Kentucky		22,133,874

Louisiana — 0.7%

County/City/Special District/School District — 0.2%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/48	1,200	1,198,920

Education — 0.5%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,010	4,253,287

Total Municipal Bonds in Louisiana		5,452,207

Maryland — 0.3%

Health — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	2,815	2,623,520

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 3.9%

Education — 1.2%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	$9,720	$9,781,354

Housing — 0.1%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,080	1,038,401

State — 2.6%
Commonwealth of Massachusetts, GO
Series A, 5.25%, 01/01/44	10,000	10,848,183
Series C, 5.25%, 10/01/47	10,000	11,273,934

		22,122,117

Total Municipal Bonds in Massachusetts		32,941,872

Michigan — 6.6%

Education — 1.3%
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	10,000	10,576,775

Health — 0.2%
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,855	1,776,420

Housing — 1.7%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	8,405	8,791,275
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.50%, 06/01/53	5,055	5,286,217

		14,077,492

State — 2.4%
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/46	5,980	5,923,097
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	2,001,880
AMT, 5.00%, 12/31/43	9,940	10,024,266
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	2,500	2,541,398

		20,490,641

Utilities — 1.0%
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	1,600	1,717,727
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	2,335	2,494,913
Series A, 5.00%, 07/01/48	4,000	4,238,767

		8,451,407

Total Municipal Bonds in Michigan		55,372,735

Minnesota — 0.4%

Housing — 0.4%
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	3,325	3,564,354

Nevada — 0.3%

State — 0.3%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	375	331,951

Security	Par (000)	Value

State (continued)
City of Las Vegas Nevada Special Improvement District No. 814, SAB (continued)
4.00%, 06/01/44	$995	$828,245
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,610	1,620,824

Total Municipal Bonds in Nevada		2,781,020

New Jersey — 8.6%

County/City/Special District/School District — 0.3%
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	2,320	2,382,313

Education(d) — 0.6%
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25	3,205	3,295,379
Series WW, 5.25%, 06/15/25	1,470	1,516,601

		4,811,980

State — 0.2%
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,886,113

Tobacco — 0.9%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,490	4,574,011
Series A, 5.25%, 06/01/46	545	562,216
Sub-Series B, 5.00%, 06/01/46	2,495	2,520,522

		7,656,749

Transportation — 6.5%
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,930	1,931,311
AMT, 5.38%, 01/01/43	4,920	4,924,354
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,139,136
Series AA, 5.00%, 06/15/38	3,990	4,019,872
Series BB, 5.00%, 06/15/46	5,825	6,355,178
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25(c)	8,550	8,043,875
Series D, 5.00%, 06/15/32	1,825	1,855,835
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	10,000	6,484,945
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	10,945	11,491,886
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,265	5,804,419

		55,050,811

Utilities — 0.1%
Passaic Valley Water Commission, RB, (AGM), 4.00%, 12/01/48	1,055	1,034,563

Total Municipal Bonds in New Jersey		72,822,529

New Mexico — 0.0%

Health — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	359,908

66	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 11.0%

Corporate — 0.6%
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	$1,555	$1,683,754
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,275	3,419,025

		5,102,779

County/City/Special District/School District — 6.2%
City of New York, GO
Series B, 5.25%, 10/01/42	2,500	2,859,935
Series C, 5.00%, 08/01/43	2,585	2,820,992
Series D-1, 5.25%, 05/01/42	1,155	1,316,882
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	2,500	2,678,794
Series E-1, 4.00%, 02/01/42	3,325	3,366,433
Series E-1, 4.00%, 02/01/46	1,930	1,899,171
Series C-1, Subordinate, 4.00%, 02/01/42	8,000	8,167,315
Series C-1, Subordinate, 4.00%, 02/01/43	8,355	8,491,699
Series F-1, Subordinate, 4.00%, 02/01/38	1,700	1,773,448
New York Liberty Development Corp., Refunding RB Class 1, 5.00%, 11/15/44(b)	3,055	3,051,181
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,430	5,408,235
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.00%, 05/15/48	10,090	10,043,001

		51,877,086

State — 0.5%
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/42	1,160	1,182,771
Series E, 4.00%, 03/15/46	1,825	1,828,800
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	1,325	1,475,184

		4,486,755

Transportation — 2.6%
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.25%, 11/15/57	3,050	3,140,413
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	2,360	2,360,275
Port Authority of New York & New Jersey, ARB, AMT, 4.00%, 09/01/43	3,000	2,885,636
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,683,544
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	10,000	10,939,730

		22,009,598

Utilities — 1.1%
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	3,825	3,926,964
Series DD, 4.13%, 06/15/47	5,035	5,115,211

		9,042,175

Total Municipal Bonds in New York		92,518,393

Security	Par (000)	Value

Ohio — 2.2%

Health — 0.6%
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	$4,500	$4,663,288

Tobacco — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	14,450	13,611,322

Total Municipal Bonds in Ohio		18,274,610

Oregon — 0.5%

County/City/Special District/School District — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	2,800	1,460,850

Transportation — 0.3%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	2,400	2,658,894

Total Municipal Bonds in Oregon		4,119,744

Pennsylvania — 6.7%

County/City/Special District/School District — 0.2%
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.75%, 06/30/48	1,645	1,813,689

Health — 0.1%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	405	316,394
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	450	456,630

		773,024

Housing — 1.3%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	9,575	10,539,712

State — 0.6%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series B, 5.00%, 12/01/43	5,000	5,242,401

Transportation — 4.5%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	785	857,952
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/42	6,325	6,453,101
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	15,560	15,574,659
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,775	1,804,045
Series A-1, 5.00%, 12/01/41	5,550	5,743,858
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.00%, 12/01/40	2,165	2,190,572
Series B, 5.25%, 12/01/44	1,500	1,694,756
Series C, 5.00%, 12/01/46	1,415	1,535,448
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,330	2,443,857

		38,298,248

Total Municipal Bonds in Pennsylvania		56,667,074

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 4.8%

State — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$1,334	$1,307,013
Series A-1, Restructured, 5.00%, 07/01/58	3,202	3,201,959
Series A-2, Restructured, 4.78%, 07/01/58	214	209,185
Series A-2, Restructured, 4.33%, 07/01/40	2,372	2,354,803
Series B-1, Restructured, 4.75%, 07/01/53	937	913,514
Series B-1, Restructured, 5.00%, 07/01/58	14,927	14,948,643
Series B-2, Restructured, 4.33%, 07/01/40	12,433	12,291,705
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,224,104
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	13,259	4,075,957

Total Municipal Bonds in Puerto Rico		40,526,883

South Carolina — 5.6%

Corporate — 0.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	7,215	7,784,697

Education — 0.2%
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	1,290	1,176,333

Health — 0.6%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 11/01/43	5,000	5,184,814

Transportation — 0.8%
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(d)	6,530	6,697,626

Utilities — 3.1%
South Carolina Public Service Authority, RB
Series A, 4.00%, 12/01/43	3,000	2,879,039
Series A, 5.50%, 12/01/54	11,450	11,482,917
South Carolina Public Service Authority, Refunding RB
5.00%, 12/01/38	5,870	5,872,054
Series B, 5.00%, 12/01/51	5,575	5,841,038

		26,075,048

Total Municipal Bonds in South Carolina		46,918,518

Tennessee — 0.5%

Transportation — 0.5%
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.50%, 07/01/41	1,875	2,060,642
Series B, AMT, 5.50%, 07/01/42	2,000	2,189,520

Total Municipal Bonds in Tennessee		4,250,162

Texas — 12.4%

Corporate — 0.4%
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,295	1,296,682
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	710	709,481
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	690,448
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	724,019

		3,420,630

Security	Par (000)	Value

County/City/Special District/School District — 6.7%
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	$635	$637,704
City of Houston Texas, Refunding GO, Series A, 5.25%, 03/01/42	695	795,630
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	1,320	1,339,245
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	4,240	4,658,272
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	470	470,239
Galveston Independent School District, GO, (PSF), 4.00%, 02/01/47	8,075	8,083,860
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	2,500	2,457,560
Hays Consolidated Independent School District, GO, (PSF), 5.00%, 02/15/48	8,000	8,725,767
Houston Independent School District, Refunding GO, (PSF), 5.00%, 02/15/42	10,000	10,423,107
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	300	330,581
Klein Independent School District, GO, (PSF), 4.00%, 08/01/47	5,000	5,016,259
Lake Travis Independent School District, GO, 4.00%, 02/15/48	3,100	3,016,865
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(c)(d)	9,685	4,889,260
Princeton Independent School District, GO, (PSF), 5.25%, 02/15/48	3,000	3,361,985
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	2,540	2,539,181

		56,745,515

Education — 0.9%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,420	1,381,828
7.88%, 11/01/62	1,195	1,212,747
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,385	1,245,165
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	3,335	3,797,152

		7,636,892

Health — 0.2%
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	960	861,245
Series A, 5.00%, 07/01/53	1,180	1,225,626

		2,086,871

Transportation — 1.6%
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/39	9,080	9,631,697
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	1,025	1,005,465
1st Lien, 5.00%, 10/01/48	2,195	2,411,913

		13,049,075

Utilities — 2.6%
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.25%, 03/01/49	3,410	3,795,357
Series A, 4.00%, 03/01/44	9,540	9,536,642

68	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Junior Lien, 5.00%, 02/01/44	$4,500	$4,920,452
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	5,810	3,366,110

		21,618,561

Total Municipal Bonds in Texas		104,557,544

Utah — 2.5%

Education(b) — 0.1%
Utah Charter School Finance Authority, RB
Series A, 5.00%, 06/15/39	190	181,380
Series A, 5.00%, 06/15/49	380	341,981

		523,361

Transportation — 2.4%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/36	3,475	3,656,011
Series A, AMT, 5.00%, 07/01/42	1,000	1,025,567
Series A, AMT, 5.00%, 07/01/43	3,490	3,607,283
Series A, AMT, 5.00%, 07/01/48	3,140	3,219,075
Series A, AMT, 5.25%, 07/01/48	8,430	8,825,284

		20,333,220

Total Municipal Bonds in Utah		20,856,581

Virginia — 0.3%

Tobacco — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,855,724

Washington — 0.5%

Transportation — 0.5%
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,523,982

Wisconsin — 2.9%

Education — 1.2%
Public Finance Authority, RB
Class A, 4.25%, 06/15/31(b)	270	242,707
Class A, 5.00%, 06/15/41(b)	895	753,523
Class A, 5.00%, 06/15/51(b)	590	463,694
Class A, 6.00%, 06/15/52	450	406,039
Class A, 6.13%, 06/15/57	505	458,633
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	5,130	5,002,699
4.00%, 12/01/51	3,000	2,838,991

		10,166,286

Health — 0.6%
Public Finance Authority, Refunding RB(b)
5.00%, 09/01/39	100	88,529
5.00%, 09/01/49	845	682,821
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/36	4,140	4,257,588

		5,028,938

Security	Par (000)	Value

Housing — 0.2%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	$1,080	$1,136,894

Utilities — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	7,350	7,808,752

Total Municipal Bonds in Wisconsin		24,140,870

Total Municipal Bonds — 123.1% (Cost: $994,077,671)		1,037,843,867

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Alabama — 1.4%

Health — 1.4%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	11,790	12,055,668

Total Municipal Bonds in Alabama		12,055,668

California — 2.7%

County/City/Special District/School District — 1.3%
Los Angeles Unified School District, GO, Sustainability Bonds, Series QRR, 5.25%, 07/01/47	9,750	11,224,856

State — 1.4%
State of California, Refunding GO, 5.00%, 04/01/45	10,500	11,333,695

Total Municipal Bonds in California		22,558,551

Florida — 3.0%

Health — 1.3%
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,680,918

Transportation — 1.7%
Central Florida Expressway Authority, RB, Senior Lien, Series B, 5.00%, 07/01/49	14,090	14,813,493

Total Municipal Bonds in Florida		25,494,411

Illinois — 6.8%

County/City/Special District/School District — 1.3%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Second Lien, Series A, 5.00%, 12/01/46	10,000	10,715,132

Health — 2.5%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	20,000	20,983,255

Transportation — 3.0%
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,833	5,850,502
Series A, 5.00%, 01/01/44	8,000	8,567,070
Series A, 5.00%, 01/01/46	10,470	11,418,260

		25,835,832

Total Municipal Bonds in Illinois		57,534,219

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska — 1.2%

Utilities — 1.2%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/47	$8,975	$9,800,524

Total Municipal Bonds in Nebraska		9,800,524

New Jersey — 1.3%

State — 1.3%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	10,000	10,731,876

Total Municipal Bonds in New Jersey		10,731,876

New York — 8.5%

County/City/Special District/School District — 2.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	12,040	13,768,558
Series D-1, 5.50%, 11/01/45 5,900 6,841,066

		20,609,624

Education — 1.2%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	10,383,536

State — 3.5%
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/41	7,790	8,798,615
5.00%, 03/15/43	10,000	11,197,836
5.00%, 03/15/44	8,280	9,242,089

		29,238,540

Transportation — 1.3%
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	9,810	11,061,351

Total Municipal Bonds in New York		71,293,051

Ohio — 1.8%

Education — 1.8%
University of Cincinnati, RB, Series A, 5.00%, 06/01/45 .	15,025	15,512,283

Total Municipal Bonds in Ohio		15,512,283

Texas — 1.2%

Transportation — 1.2%
Dallas Area Rapid Transit, Refunding RB, Senior Lien, Series B, 5.00%, 12/01/47	9,480	10,259,540

Total Municipal Bonds in Texas		10,259,540

Washington — 5.0%

County/City/Special District/School District — 1.7%
State of Washington, GO, Series A-3, 5.00%, 08/01/47	13,395	14,726,255

Security	Par (000)	Value

Transportation — 3.3%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/43	$15,500	$15,870,317
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	10,665	11,580,517

		27,450,834

Total Municipal Bonds in Washington		42,177,089

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.9% (Cost: $265,606,410)		277,417,212

Total Long-Term Investments — 156.0% (Cost: $1,259,684,081)		1,315,261,079

	Shares

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(f)(g)	5,915,151	5,915,742

Total Short-Term Securities — 0.7% (Cost: $5,914,882)		5,915,742

Total Investments — 156.7% (Cost: $1,265,598,963)		1,321,176,821

Other Assets Less Liabilities — 1.4%		11,861,700

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.9)%		(133,920,499)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (42.2)%		(356,137,977)

Net Assets Applicable to Common Shares — 100.0%		$842,980,045

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

70	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$9,536,835	$—	$(3,623,262	)(a)	$1,578	$591	$5,915,742	5,915,151	$427,443	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,037,843,867	$—	$1,037,843,867
Municipal Bonds Transferred to Tender Option Bond Trusts	—	277,417,212	—	277,417,212
Short-Term Securities
Money Market Funds	5,915,742	—	—	5,915,742

	$5,915,742	$1,315,261,079	$—	$1,321,176,821

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(132,763,095)	$—	$(132,763,095)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(489,163,095)	$—	$(489,163,095)

S C H E D U L E O F I N V E S T M E N T S	71

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	BTA	MUA	MUI	MYD

ASSETS
Investments, at value — unaffiliated(a)	$216,480,546	$575,103,028	$1,542,169,749	$851,240,664
Investments, at value — affiliated(b)	3,270,858	33,457,421	21,001,661	5,292,158
Cash	1,769,565	3,995,294	—	7,926,658
Cash pledged for futures contracts	—	—	—	553,000
Receivables:
Investments sold	884,033	233,933	9,014,916	—
TOB Trust	—	—	—	3,810,184
Dividends — affiliated	10,289	101,169	85,515	6,196
Interest — unaffiliated	2,231,365	5,793,023	14,919,938	9,076,480
Unfunded commitments	—	4,516,898	—	—
Deferred offering costs	—	61,500	—	—
Prepaid expenses	13,436	150,133	179,053	—

Total assets	224,660,092	623,412,399	1,587,370,832	877,905,340

ACCRUED LIABILITIES
Bank overdraft	—	—	15,650	—
Payables:
Investments purchased	1,746,577	2,113,271	6,610,769	10,579,041
Accounting services fees	7,709	26,433	48,734	32,233
Custodian fees	901	2,035	4,392	2,669
Income dividend distributions — Common Shares	584,635	2,133,749	3,959,568	2,401,009
Interest expense and fees	45,592	38,956	301,849	437,269
Investment advisory fees	118,118	283,674	729,851	363,631
Offering costs	—	51,633	—	—
Directors’ and Officer’s fees	22,685	1,581	530,413	301,849
Other accrued expenses	8,056	29,774	55,872	16,847
Professional fees	25,848	61,245	38,424	48,805
Transfer agent fees	8,279	23,357	1,272	24,508
Variation margin on futures contracts	—	—	—	189,245

Total accrued liabilities	2,568,400	4,765,708	12,296,794	14,397,106

OTHER LIABILITIES
TOB Trust Certificates	6,218,595	4,500,000	51,489,875	51,338,092
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	75,676,232	174,937,276	561,403,586	251,128,294

Total other liabilities	81,894,827	179,437,276	612,893,461	302,466,386

Total liabilities	84,463,227	184,202,984	625,190,255	316,863,492

Commitments and contingent liabilities

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$140,196,865	$439,209,415	$962,180,577	$561,041,848

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$156,197,951	$514,130,562	$1,034,023,456	$611,402,261
Accumulated loss	(16,001,086)	(74,921,147)	(71,842,879)	(50,360,413)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$140,196,865	$439,209,415	$962,180,577	$561,041,848

Net asset value per Common Share	$10.43	$11.42	$13.37	$12.27

(a) Investments, at cost — unaffiliated	$219,701,464	$612,072,704	$1,495,163,747	$818,789,982
(b) Investments, at cost — affiliated	$3,270,530	$33,449,258	$20,999,548	$5,291,985
(c) Preferred Shares outstanding	760	1,750	5,617	2,514
(d) Preferred Shares authorized	Unlimited	1,750	18,417	16,234
(e) Par value per Preferred Share	$0.001	$0.10	$0.10	$0.10
(f) Common Shares outstanding	13,439,892	38,445,935	71,992,145	45,733,511
(g) Common Shares authorized	Unlimited	199,998,250	199,981,583	199,983,766
(h) Par value per Common Share	$0.001	$0.10	$0.10	$0.10

See notes to financial statements.

72	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2024

	MQY	MYI

ASSETS
Investments, at value — unaffiliated(a)	$1,447,589,504	$1,315,261,079
Investments, at value — affiliated(b)	23,077,841	5,915,742
Receivables:
Investments sold	3,513,254	2,788,151
Dividends — affiliated	68,899	27,253
Interest — unaffiliated	13,448,660	13,590,898
Prepaid expenses	987,387	294,997

Total assets	1,488,685,545	1,337,878,120

ACCRUED LIABILITIES
Bank overdraft	1,662	—
Payables:
Investments purchased	7,728,995	—
Accounting services fees	46,304	44,189
Custodian fees	4,249	3,464
Income dividend distributions — Common Shares	4,166,350	3,688,932
Interest expense and fees	515,339	1,157,404
Investment advisory fees	621,237	563,149
Directors’ and Officer’s fees	265,058	436,619
Other accrued expenses	12,138	6,127
Professional fees	57,519	67,588
Transfer agent fees	36,311	29,531

Total accrued liabilities	13,455,162	5,997,003

OTHER LIABILITIES
TOB Trust Certificates	67,413,610	132,763,095
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	450,271,496	356,137,977

Total other liabilities	517,685,106	488,901,072

Total liabilities	531,140,268	494,898,075

Commitments and contingent liabilities

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$957,545,277	$842,980,045

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$1,025,358,015	$867,393,928
Accumulated loss	(67,812,738)	(24,413,883)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$957,545,277	$842,980,045

Net asset value per Common Share	$13.33	$12.68

(a) Investments, at cost — unaffiliated	$1,395,371,056	$1,259,684,081
(b) Investments, at cost — affiliated	$23,075,533	$5,914,882
(c) Preferred Shares outstanding	4,503	3,564
(d) Preferred Shares authorized	14,503	26,364
(e) Par value per Preferred Share	$0.10	$0.10
(f) Common Shares outstanding	71,833,617	66,467,251
(g) Common Shares authorized	199,985,497	199,973,636
(h) Par value per Common Share	$0.10	$0.10

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	73

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	BTA	MUA	MUI	MYD

INVESTMENT INCOME
Dividends — affiliated	$93,235	$890,431	$546,493	$159,628
Interest — unaffiliated	5,271,247	14,385,590	33,643,920	18,845,551

Total investment income	5,364,482	15,276,021	34,190,413	19,005,179

EXPENSES
Investment advisory	671,947	1,662,910	4,275,163	2,057,616
Professional	31,136	248,706	34,566	32,130
Accounting services	14,402	48,691	90,672	58,874
Transfer agent	13,420	26,110	41,900	24,528
Printing and postage	9,045	10,471	10,248	7,056
Directors and Officer	6,355	13,584	63,282	36,795
Registration	4,230	4,972	19,689	8,175
Liquidity fees	3,900	8,981	28,826	12,902
Remarketing fees on Preferred Shares	3,830	8,818	28,303	12,667
Custodian	1,257	3,385	8,959	4,794
Miscellaneous	50,553	6,698	114,274	34,951

Total expenses excluding interest expense, fees and amortization of offering costs	810,075	2,043,326	4,715,882	2,290,488
Interest expense, fees and amortization of offering costs(a)	1,855,101	4,156,929	13,771,422	6,239,823

Total expenses	2,665,176	6,200,255	18,487,304	8,530,311
Less:
Fees waived and/or reimbursed by the Manager	(2,659)	(25,640)	(16,081)	(4,500)

Total expenses after fees waived and/or reimbursed	2,662,517	6,174,615	18,471,223	8,525,811

Net investment income	2,701,965	9,101,406	15,719,190	10,479,368

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,219,548)	(3,754,606)	(20,640,478)	(16,302,373)
Investments — affiliated	1,926	4,812	2,671	48
Futures contracts	—	—	(2,269,716)	(1,780,278)

	(2,217,622)	(3,749,794)	(22,907,523)	(18,082,603)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,944,580	5,698,767	32,387,240	24,061,652
Investments — affiliated	(1,390)	1,484	2,187	750
Futures contracts	—	—	137,766	(885,422)
Unfunded commitments	—	4,516,898	—	—

	3,943,190	10,217,149	32,527,193	23,176,980

Net realized and unrealized gain	1,725,568	6,467,355	9,619,670	5,094,377

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$4,427,533	$15,568,761	$25,338,860	$15,573,745

(a) Related to TOB Trusts and/or VRDP Shares.

See notes to financial statements.

74	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2024

	MQY	MYI

INVESTMENT INCOME
Dividends — affiliated	$637,642	$427,443
Interest — unaffiliated	32,037,420	29,098,817

Total investment income	32,675,062	29,526,260

EXPENSES
Investment advisory	3,576,161	3,299,048
Accounting services	85,045	81,471
Professional	52,587	33,605
Directors and Officer	45,744	53,494
Transfer agent	34,892	29,945
Registration	11,994	11,874
Custodian	8,665	6,397
Printing and postage	8,173	5,543
Reorganization	—	58,228
Miscellaneous	36,329	36,532

Total expenses excluding interest expense, fees and amortization of offering costs	3,859,590	3,616,137
Interest expense, fees and amortization of offering costs(a)	10,951,910	10,995,260

Total expenses	14,811,500	14,611,397
Less:
Fees waived and/or reimbursed by the Manager	(18,387)	(11,871)

Total expenses after fees waived and/or reimbursed	14,793,113	14,599,526

Net investment income	17,881,949	14,926,734

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(24,018,873)	(11,880,590)
Investments — affiliated	4,054	1,578
Futures contracts	(2,253,277)	—
Payment by affiliate	6,492	—

	(26,261,604)	(11,879,012)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	34,896,856	24,076,632
Investments — affiliated	2,308	591
Futures contracts	132,259	—

	35,031,423	24,077,223

Net realized and unrealized gain	8,769,819	12,198,211

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$26,651,768	$27,124,945

(a) Related to TOB Trusts and/or VRDP Shares.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	75

Statements of Changes in Net Assets

	BTA			MUA
	Six Months Ended 01/31/24		Year Ended	Six Months Ended 01/31/24		Year Ended
	(unaudited	)	07/31/23	(unaudited	)	07/31/23

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$2,701,965		$6,196,804	$9,101,406		$19,154,015
Net realized loss		(2,217,622)	(6,220,202)		(3,749,794)	(35,435,819)
Net change in unrealized appreciation (depreciation)	3,943,190		(3,345,748)	10,217,149		(4,876,064)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	4,427,533		(3,369,146)	15,568,761		(21,157,868)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(3,518,429	)(b)	(7,268,272)	(10,590,780	)(b)	(25,968,802)
Return of capital	—		(209,790)	—		(1,169,737)

Decrease in net assets resulting from distributions to Common Shareholders		(3,518,429)	(7,478,062)		(10,590,780)	(27,138,539)

CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of common shares	—		—	—		2,613,331
Reinvestment of common distributions	—		21,507	—		164,753
Redemption of shares resulting from share repurchase program (including transaction costs)	—		—		(1,967,553)	—

Net increase (decrease) in net assets derived from capital share transactions	—		21,507		(1,967,553)	2,778,084

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	909,104		(10,825,701)	3,010,428		(45,518,323)
Beginning of period	139,287,761		150,113,462	436,198,987		481,717,310

End of period	$140,196,865		$139,287,761	$439,209,415		$436,198,987

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

76	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	MUI			MYD
	Six Months Ended 01/31/24		Year Ended	Six Months Ended 01/31/24		Year Ended
	(unaudited	)	07/31/23	(unaudited	)	07/31/23

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$15,719,190		$33,844,144	$10,479,368		$21,558,465
Net realized loss		(22,907,523)	(64,092,887)		(18,082,603)	(52,231,134)
Net change in unrealized appreciation (depreciation)	32,527,193		32,869,472	23,176,980		25,113,042

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	25,338,860		2,620,729	15,573,745		(5,559,627)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(17,796,662	)(b)	(33,052,457)	(11,548,765	)(b)	(19,721,917)
Return of capital	—		(1,302,207)	—		(3,240,481)

Decrease in net assets resulting from distributions to Common Shareholders		(17,796,662)	(34,354,664)		(11,548,765)	(22,962,398)

CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)		(9,262,292)	(11,621,508)		(6,452,972)	(5,377,139)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders		(1,720,094)	(43,355,443)		(2,427,992)	(33,899,164)
Beginning of period	963,900,671		1,007,256,114	563,469,840		597,369,004

End of period	$962,180,577		$963,900,671	$561,041,848		$563,469,840

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Changes in Net Assets (continued)

	MQY			MYI
	Six Months Ended 01/31/24		Year Ended	Six Months Ended 01/31/24		Year Ended
	(unaudited	)	07/31/23	(unaudited	)	07/31/23

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$17,881,949		$39,270,737	$14,926,734		$31,942,555
Net realized loss		(26,261,604)	(60,013,625)		(11,879,012)	(52,345,163)
Net change in unrealized appreciation (depreciation)	35,031,423		12,038,614	24,077,223		17,845,170

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	26,651,768		(8,704,274)	27,124,945		(2,557,438)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(20,933,294	)(b)	(37,256,010)	(18,258,659	)(b)	(34,274,769)
Return of capital	—		(4,119,807)	—		(328,022)

Decrease in net assets resulting from distributions to Common Shareholders		(20,933,294)	(41,375,817)		(18,258,659)	(34,602,791)

CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)		(8,490,029)	(7,063,733)		(10,490,104)	(7,043,454)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders		(2,771,555)	(57,143,824)		(1,623,818)	(44,203,683)
Beginning of period	960,316,832		1,017,460,656	844,603,863		888,807,546

End of period	$957,545,277		$960,316,832	$842,980,045		$844,603,863

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

78	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Cash Flows (unaudited)

Six Months Ended January 31, 2024

	BTA	MUA	MUI	MYD

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$4,427,533	$15,568,761	$25,338,860	$15,573,745
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	28,458,030	42,486,678	466,819,009	231,113,189
Purchases of long-term investments	(30,927,755)	(69,437,132)	(443,581,602)	(265,174,067)
Net proceeds from sales of short-term securities	9,318,269	40,411,039	15,791,821	19,920,496
Amortization of premium and accretion of discount on investments and other fees	(300,216)	(1,522,636)	1,506,565	(451,692)
Net realized loss on investments	2,217,622	3,749,794	20,637,807	16,302,325
Net unrealized appreciation on investments	(3,943,190)	(10,217,149)	(32,389,427)	(24,062,402)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	19,236	74,077	(11,959)	40,438
Interest — unaffiliated	40,610	(81,593)	358,282	(1,079,799)
Prepaid expenses	32,249	(29,638)	7,103	2,537
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(4,640)	(14,372)	(26,020)	(17,955)
Custodian fees	(958)	(1,557)	(3,136)	(2,358)
Interest expense and fees	(56,468)	(46,079)	(227,423)	278,861
Investment advisory fees	799	(316)	(19,839)	12,172
Directors’ and Officer’s fees	(2,763)	(895)	(68,174)	(39,595)
Other accrued expenses	(1,149)	1,972	33,986	4,265
Professional fees	(32,633)	(11,916)	(53,952)	(43,196)
Proxy fees	—	—	(163,243)	—
Transfer agent fees	(3,404)	(2,679)	(11,085)	(992)
Variation margin on futures contracts	—	—	(75,594)	189,245

Net cash provided by (used for) operating activities	9,241,172	20,926,359	53,861,979	(7,434,783)

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(2,941,628)	(8,539,869)	(13,980,663)	(9,241,052)
Payments for offering costs	—	(437)	—	—
Repayments of TOB Trust Certificates	(6,833,059)	(6,396,731)	(38,941,072)	(8,865,463)
Net payments on Common Shares redeemed	—	(1,967,553)	(9,524,721)	(6,599,514)
Proceeds from TOB Trust Certificates	2,295,000	—	7,800,000	40,682,911
Decrease in bank overdraft	—	(29,231)	(106,966)	(70,513)
Amortization of deferred offering costs	8,080	2,756	8,443	8,072

Net cash provided by (used for) for financing activities	(7,471,607)	(16,931,065)	(54,744,979)	15,914,441

CASH
Net increase (decrease) in restricted and unrestricted cash	1,769,565	3,995,294	(883,000)	8,479,658
Restricted and unrestricted cash at beginning of period	—	—	883,000	—

Restricted and unrestricted cash at end of period	$1,769,565	$3,995,294	$—	$8,479,658

SUPPLEMENTAL DISCLOSURE OFCASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,903,489	$4,200,252	$13,990,402	$5,952,890

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$1,769,565	$3,995,294	$—	$7,926,658
Cash pledged
Futures contracts	—	—	—	553,000

	$1,769,565	$3,995,294	$—	$8,479,658

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Statements of Cash Flows (unaudited) (continued)

Six Months Ended January 31, 2024

	MQY	MYI

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$26,651,768	$27,124,945
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	393,999,834	273,599,462
Purchases of long-term investments	(388,284,131)	(229,820,969)
Net proceeds from sales (purchases) of short-term securities	(6,711,075)	3,623,262
Amortization of premium and accretion of discount on investments and other fees	(1,283,581)	(782,605)
Net realized loss on investments	23,996,173	11,870,051
Net unrealized appreciation on investments	(34,899,164)	(24,077,223)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(18,907)	11,198
Interest — unaffiliated	(432,759)	326,860
Prepaid expenses	49,673	(3,926)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(25,084)	(23,820)
Custodian fees	(3,015)	(2,638)
Interest expense and fees	7,997	(213,965)
Investment advisory fees	(82)	(16,887)
Directors’ and Officer’s fees	(24,242)	(57,221)
Other accrued expenses	(1,647)	(2,389)
Professional fees	(32,739)	(48,827)
Transfer agent fees	(1,930)	(3,734)
Variation margin on futures contracts	(73,716)	—

Net cash provided by operating activities	12,913,373	61,501,574

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(16,949,873)	(14,723,391)
Repayments of TOB Trust Certificates	(16,839,457)	(35,811,123)
Net payments on Common Shares redeemed	(8,848,824)	(10,811,026)
Proceeds from TOB Trust Certificates	28,995,610	—
Decrease in bank overdraft	(161,469)	(170,887)
Amortization of deferred offering costs	29,640	14,853

Net cash used for financing activities	(13,774,373)	(61,501,574)

CASH
Net decrease in restricted and unrestricted cash	(861,000)	—
Restricted and unrestricted cash at beginning of period	861,000	—

Restricted and unrestricted cash at end of period	$—	$—

SUPPLEMENTAL DISCLOSURE OFCASH FLOW INFORMATION
Cash paid during the period for interest expense	$10,914,273	$11,194,372

See notes to financial statements.

80	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BTA
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Period from 05/01/22 to 07/31/22		Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19
Net asset value, beginning of period	$10.36		$11.17	$11.10		$13.31	$11.20	$12.47	$12.28

Net investment income(a)	0.20		0.46	0.15		0.65	0.67	0.60	0.62
Net realized and unrealized gain (loss)	0.13		(0.71)	0.08		(2.21)	2.05	(1.26)	0.20

Net increase (decrease) from investment operations	0.33		(0.25)	0.23		(1.56)	2.72	(0.66)	0.82

Distributions to Common Shareholders(b)
From net investment income	(0.26	)(c)	(0.54)	(0.16)		(0.65)	(0.61)	(0.61)	(0.63)
Return of capital	—		(0.02)	—		—	—	—	—

Total distributions to Common Shareholders		(0.26)	(0.56)	(0.16)		(0.65)	(0.61)	(0.61)	(0.63)

Net asset value, end of period	$10.43		$10.36	$11.17		$11.10	$13.31	$11.20	$12.47

Market price, end of period	$10.34		$9.71	$12.10		$10.43	$13.20	$10.92	$11.88

Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.43	%(e)	(1.84)%	2.11	%(e)	(12.33)%	24.80%	(5.70)%	7.34%

Based on market price	9.40	%(e)	(15.07)%	17.71	%(e)	(16.93)%	26.94%	(3.49)%	12.12%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.97	%(g)	3.50%	2.31	%(g)(h)	1.72%	1.73%	2.54%	2.67%

Total expenses after fees waived and/or reimbursed	3.96	%(g)	3.49%	2.31	%(g)(h)	1.72%	1.73%	2.54%	2.67%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)(j)	1.20	%(g)	1.17%	1.16	%(g)(h)	1.15%	1.14%	1.13%	1.13%

Net investment income to Common Shareholders	4.02	%(g)	4.47%	5.49	%(g)	4.95%	5.32%	4.71%	5.11%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$140,197		$139,288	$150,113		$149,157	$178,752	$150,344	$167,431

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$76,000		$76,000	$76,000		$76,000	$76,000	$76,000	$76,000

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$270,516	(k)	$260,549 (k)	$239,633	(k)	$296,259 (l)	$335,200 (l)	$297,821 (l)	$320,304 (l)

TOB Trust Certificates, end of period (000)	$6,219		$10,757	$31,506		$31,735	$38,607	$36,908	$34,595

Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$35,712		$20,983	$8,166		N/A	N/A	N/A	N/A

Portfolio turnover rate		14%	20%	8%		17%	27%	34%	31%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.40%, 2.39% and 1.24%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19
Expense ratios	1.19%	1.16%	1.15%	1.14%	1.13%	1.12%	1.12%

(k)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

82	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		MUA

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Period from 05/01/22 to 07/31/22		Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Net asset value, beginning of period	$11.28		$12.53	$12.42		$14.77	$12.83	$14.14	$14.01

Net investment income(a)	0.24		0.50	0.15		0.57	0.62	0.63	0.67
Net realized and unrealized gain (loss)	0.17		(1.04)	0.10		(2.20)	1.96	(1.29)	0.12

Net increase (decrease) from investment operations	0.41		(0.54)	0.25		(1.63)	2.58	(0.66)	0.79

Distributions to Common Shareholders(b)
From net investment income	(0.27	)(c)	(0.50)	(0.14)		(0.58)	(0.64)	(0.63)	(0.66)
From net realized gain	—		(0.18)	—		(0.14)	—	(0.02)	—
Return of capital	—		(0.03)	—		—	—	—	—

Total distributions to Common Shareholders		(0.27)	(0.71)	(0.14)		(0.72)	(0.64)	(0.65)	(0.66)

Net asset value, end of period	$11.42		$11.28	$12.53		$12.42	$14.77	$12.83	$14.14

Market price, end of period	$10.91		$10.24	$12.55		$11.90	$15.26	$12.48	$14.98

Total Return Applicable to Common Shareholders(d)
Based on net asset value	4.05	%(e)	(3.85)%	2.00	%(e)	(11.63)%	20.41%	(5.03)%	5.97%

Based on market price	9.50	%(e)	(12.86)%	6.63	%(e)	(18.05)%	27.89%	(12.80)%	19.07%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	2.93	%(g)	2.58%	1.67	%(g)(h)	0.98%	0.81%	0.98%	1.01%

Total expenses after fees waived and/or reimbursed	2.92	%(g)	2.57%	1.67	%(g)(h)	0.98%	0.80%	0.98%	1.01%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)(j)	0.95	%(g)	0.89%	0.88	%(g)(h)	0.77%	0.71%	0.69%	0.70%

Net investment income to Common Shareholders	4.31	%(g)	4.33%	4.75	%(g)	3.90%	4.39%	4.43%	4.77%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$439,209		$436,199	$481,717		$475,526	$552,373	$463,431	$509,645

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$175,000		$175,000	$175,000		$175,000	$—	$—	$—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$344,685	(k)	$334,645 (k)	$321,536	(k)	$371,729 (l)	$—	$—	$—

TOB Trust Certificates, end of period (000)	$4,500		$10,897	$42,444		$41,712	$68,781	$69,232	$71,659

Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$137,477		$57,083	$16,471		N/A	N/A	N/A	N/A

Portfolio turnover rate		8%	21%	5%		24%	19%	21%	19%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.69%, 1.69% and 0.90%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20
Expense ratios	0.94%	0.88%	0.87%	0.77%	0.71%	—%

(k)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

(l)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(m)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

84	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	MUI

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Period from 05/01/22 to 07/31/22		Year Ended 04/30/22		Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Net asset value, beginning of period	$13.23		$13.64		$13.45		$16.11		$14.62	$15.40	$14.93

Net investment income(a)	0.22		0.46		0.14		0.56		0.64	0.56	0.56
Net realized and unrealized gain (loss)	0.17		(0.40)		0.21		(2.57)		1.48	(0.81)	0.47

Net increase (decrease) from investment operations	0.39		0.06		0.35		(2.01)		2.12	(0.25)	1.03

Distributions to Common Shareholders(b)
From net investment income	(0.25	)(c)	(0.45)		(0.16)		(0.65)		(0.63)	(0.53)	(0.53)
From net realized gain	—		—		—		—		—	—	(0.03)
Return of capital	—		(0.02)		—		—		—	—	—

Total distributions to Common Shareholders		(0.25)	(0.47)		(0.16)		(0.65)		(0.63)	(0.53)	(0.56)

Net asset value, end of period	$13.37		$13.23		$13.64		$13.45		$16.11	$14.62	$15.40

Market price, end of period	$11.65		$11.47		$12.44		$12.26		$15.09	$13.13	$13.85

Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.32	%(e)	1.05%		2.73	%(e)	(12.79)%		15.08%	(1.41)%	7.68%

Based on market price	3.84	%(e)	(3.95)%		2.79	%(e)	(15.13)%		20.02%	(1.56)%	11.13%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.99	%(g)	3.46	%(h)	2.25	%(g)(i)	1.67	%(j)	1.58%	2.31%	2.63%

Total expenses after fees waived and/or reimbursed	3.98	%(g)	3.45	%(h)	2.25	%(g)(i)	1.67	%(j)	1.58%	2.31%	2.63%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(k)(l)	1.01	%(g)	1.03	%(h)	1.07	%(g)(i)	1.02	%(j)	0.98%	0.97%	1.01%

Net investment income to Common Shareholders	3.39	%(g)	3.54%		4.06	%(g)	3.63%		4.05%	3.59%	3.73%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$962,181		$963,901		$1,007,256		$993,657		$617,032	$559,934	$589,887

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$561,700		$561,700		$561,700		$561,700		$—	$—	$—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$256,914	(m)	$249,597	(m)	$237,229	(m)	$276,902	(n)	$—	$—	$—

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$—		$—		$—		$—		$287,100	$287,100	$287,100

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$—		$—		$—		$—		$314,919 (n)	$295,031 (n)	$305,464 (n)

TOB Trust Certificates, end of period (000)	$51,490		$82,631		$172,298		$180,858		$93,069	$92,014	$93,421

Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	$30,590		$19,459		$10,104		N/A		N/A	N/A	N/A

Portfolio turnover rate		29%	47%		14%		25%		13%	20%	24%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs, would have been 3.43%, 3.42% and 1.00%, respectively.

(i)

Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.27%, 2.27% and 1.08%, respectively.

(j)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs, would have been 1.62%, 1.61% and 0.96%, respectively.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP/VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(l)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Expense ratios	1.00%	1.02%	1.06%	1.02%	0.98%	—%	—%

(m)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)

Calculated by subtracting the Fund’s total liabilities (not including VRDP/VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP/VMTP Shares, and by multiplying the results by 100,000.

(o)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

86	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	MYD

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Period from 05/01/22 to 07/31/22		Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Net asset value, beginning of period	$12.14		$12.73	$12.62		$15.26	$13.38	$14.56	$14.38

Net investment income(a)	0.23		0.46	0.14		0.64	0.69	0.66	0.73
Net realized and unrealized gain (loss)	0.15		(0.56)	0.12		(2.63)	1.86	(1.16)	0.17

Net increase (decrease) from investment operations	0.38		(0.10)	0.26		(1.99)	2.55	(0.50)	0.90

Distributions to Common Shareholders(b)
From net investment income	(0.25	)(c)	(0.42)	(0.15)		(0.65)	(0.67)	(0.68)	(0.72)
Return of capital	—		(0.07)	—		—	—	—	—

Total distributions to Common Shareholders		(0.25)	(0.49)	(0.15)		(0.65)	(0.67)	(0.68)	(0.72)

Net asset value, end of period	$12.27		$12.14	$12.73		$12.62	$15.26	$13.38	$14.56

Market price, end of period	$10.70		$10.50	$11.72		$11.43	$14.62	$12.29	$14.15

Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.60	%(e)	(0.08)%	2.21	%(e)	(13.39)%	19.61%	(3.66)%	6.80%

Based on market price	4.45	%(e)	(6.13)%	3.90	%(e)	(18.13)%	24.76%	(8.94)%	13.76%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.16	%(g)	2.75%	1.87	%(g)(h)	1.35%	1.36%	2.07%	2.27%

Total expenses after fees waived and/or reimbursed	3.16	%(g)	2.75%	1.87	%(g)(h)	1.35%	1.36%	2.07%	2.27%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)(j)	0.85	%(g)	0.85%	0.89	%(g)(h)	0.86%	0.87%	0.85%	0.88%

Net investment income to Common Shareholders	3.88	%(g)	3.86%	4.47	%(g)	4.26%	4.66%	4.49%	5.10%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$561,042		$563,470	$597,369		$592,131	$715,876	$627,798	$682,832

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$251,400		$251,400	$251,400		$251,400	$251,400	$251,400	$251,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$285,323	(k)	$310,951 (k)	$262,525	(k)	$335,533 (l)	$384,756 (l)	$349,719 (l)	$371,612 (l)

TOB Trust Certificates, end of period (000)	$51,338		$15,710	$116,156		$137,078	$145,316	$147,785	$136,925

Asset coverage per $1,000 of TOB Trust Certificates, end of period(m) .	$16,820		$52,852	$8,305		N/A	N/A	N/A	N/A

Portfolio turnover rate		29%	46%	4%		14%	14%	19%	17%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.89%, 1.89% and 0.91%, respectively

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP/VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Expense ratios	0.84%	0.84%	0.88%	0.85%	0.86%	0.85%	0.88%

(k)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

(l)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(m)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

88	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	MQY

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Period from 05/01/22 to 07/31/22		Year Ended 04/30/22	Year Ended 04/30/21		Year Ended 04/30/20	Year Ended 04/30/19

Net asset value, beginning of period	$13.22		$13.89	$13.74		$16.57	$14.79		$15.67	$15.22

Net investment income(a)	0.25		0.54	0.16		0.72	0.75		0.67	0.69
Net realized and unrealized gain (loss)	0.15		(0.64)	0.17		(2.79)	1.80		(0.91)	0.47

Net increase (decrease) from investment operations	0.40		(0.10)	0.33		(2.07)	2.55		(0.24)	1.16

Distributions to Common Shareholders(b)
From net investment income	(0.29	)(c)	(0.51)	(0.18)		(0.76)	(0.77)		(0.64)	(0.69)
From net realized gain	—		—	—		—	—		—	(0.02)
Return of capital	—		(0.06)	—		—	—		—	—

Total distributions to Common Shareholders		(0.29)	(0.57)	(0.18)		(0.76)	(0.77)		(0.64)	(0.71)

Net asset value, end of period	$13.33		$13.22	$13.89		$13.74	$16.57		$14.79	$15.67

Market price, end of period	$12.16		$11.86	$13.12		$12.80	$15.92		$13.88	$13.99

Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.44	%(e)(f)	(0.11)%	2.44	%(f)	(12.93)%	17.56%		(1.44)%	8.42%

Based on market price	5.18	%(f)	(5.12)%	3.86	%(f)	(15.58)%	20.35%		3.60%	6.53%

Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.21	%(h)	2.85%	1.90	%(h)(i)	1.33%	1.48	%(j)	2.20%	2.48%

Total expenses after fees waived and/or reimbursed	3.21	%(h)	2.85%	1.90	%(h)(i)	1.33%	1.47	%(j)	2.20%	2.48%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(k)(l)	0.83	%(h)	0.86%	0.89	%(h)(i)	0.85%	0.95	%(j)	0.90%	0.93%

Net investment income to Common Shareholders	3.88	%(h)	4.11%	4.84	%(h)	4.45%	4.64%		4.15%	4.55%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$957,545		$960,317	$1,017,461		$1,006,613	$1,212,632		$454,276	$481,212

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$450,300		$450,300	$450,300		$450,300	$450,300		$176,600	$176,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$284,956	(m)	$289,952 (m)	$253,932	(m)	$323,543 (n)	$369,294	(n)	$357,235 (n)	$372,487 (n)

TOB Trust Certificates, end of period (000)	$67,414		$55,257	$210,679		$230,928	$268,075		$129,475	$134,198

Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	$21,883		$26,527	$7,966		N/A	N/A		N/A	N/A

Portfolio turnover rate		28%	37%	8%		17%	8%		18%	21%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.92%, 1.92% and 0.92%, respectively.

(j)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost would have been 1.42%, 1.41% and 0.90%, respectively.

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(l)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Expense ratios	0.83%	0.86%	0.89%	0.85%	0.94%	0.90%	0.93%

(m)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

90	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	MYI

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$12.51		$13.04		$15.64	$15.03	$14.81	$13.98

Net investment income(a)	0.22		0.47		0.60	0.64	0.58	0.58
Net realized and unrealized gain (loss)	0.22		(0.49)		(2.58)	0.57	0.17	0.85

Net increase (decrease) from investment operations	0.44		(0.02)		(1.98)	1.21	0.75	1.43

Distributions to Common Shareholders(b)
From net investment income	(0.27	)(c)	(0.51)		(0.62)	(0.60)	(0.53)	(0.60)
Return of capital	—		(0.00	)(d)	—	—	—	—

Total distributions to Common Shareholders		(0.27)	(0.51)		(0.62)	(0.60)	(0.53)	(0.60)

Net asset value, end of period	$12.68		$12.51		$13.04	$15.64	$15.03	$14.81

Market price, end of period	$11.28		$11.13		$12.24	$15.12	$13.55	$13.44

Total Return Applicable to Common Shareholders(e)
Based on net asset value	3.97	%(f)	0.48%		(12.66)%	8.55%	5.61%	11.11%

Based on market price	3.96	%(f)	(4.76)%		(15.20)%	16.40%	4.92%	13.13%

Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.60	%(h)	3.15%		1.55%	1.37%	1.95%	2.40%

Total expenses after fees waived and/or reimbursed	3.59	%(h)	3.15%		1.55%	1.37%	1.95%	2.40%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)(j)	0.89	%(h)	0.89%		1.14%	1.15%	1.12%	1.03%

Net investment income to Common Shareholders	3.67	%(h)	3.80%		4.18%	4.22%	3.93%	4.16%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$842,980		$844,604		$888,808	$1,066,013	$1,024,515	$1,009,375

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$356,400		$356,400		$356,400	$356,400	$356,400	$356,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$272,331	(k)	$260,885	(k)	$248,593 (k)	$399,106 (l)	$387,462 (l)	$383,214 (l)

TOB Trust Certificates, end of period (000)	$132,763		$168,574		$241,747	$239,177	$233,968	$246,471

Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$10,032		$8,123		$6,150	N/A	N/A	N/A

Portfolio turnover rate		18%	49%		15%	5%	18%	23%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is less than $0.005 per share.
(e)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Expense ratios	0.89%	0.89%	0.86%	0.85%	0.86%	1.03%

(k)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(m)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Long-Term Municipal Advantage Trust	BTA	Delaware	Diversified
BlackRock MuniAssets Fund, Inc.	MUA	Maryland	Diversified
BlackRock Municipal Income Fund, Inc.	MUI	Maryland	Diversified
BlackRock MuniYield Fund, Inc.	MYD	Maryland	Diversified
BlackRock MuniYield Quality Fund, Inc.	MQY	Maryland	Diversified
BlackRock MuniYield Quality Fund III, Inc.	MYI	Maryland	Diversified

The Boards of Directors and Board of Trustees of the Funds are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

On October 30, 2023, the Board of Directors of MYI and the Board of Directors/Trustees of each of BlackRock MuniYield Michigan Quality Fund, Inc. (MIY), BlackRock MuniYield Pennsylvania Quality Fund (MPA), BlackRock Virginia Municipal Bond Trust (BHV) and BlackRock Investment Quality Municipal Trust, Inc. (BKN) (collectively, the “Target Funds”) announced the withdrawal of merger proposals that were previously approved by the Boards pursuant to which each of the Target Funds would have been merged into MYI, with MYI continuing as the surviving Fund. While the Board of Directors believe that the mergers would have benefited shareholders for the reasons discussed in the proxy statement, it was determined that the proxy solicitation process and associated costs would be more burdensome and expensive as a result of opposition from an activist shareholder, making the mergers no longer in the best interests of each Fund’s shareholders.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

92	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

Market approach	(i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii) recapitalizations and other transactions across the capital structure; and
(iii) market multiples of comparable issuers.

Income approach	(i) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii) quoted prices for similar investments or assets in active markets; and
(iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i) audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii) relevant news and other public sources; and
(iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded commitments:

Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
MUA	Bond Forward	$20,907,575	$20,907,575	$25,424,473	$4,516,898

					$4,516,898

Municipal BondsTransferred toTOBTrusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

94	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MUA, MYD, MQY and MYI management believes that a fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total

BTA	$134,237	$14,506	$6,945	$155,688
MUA	106,933	13,379	3,815	124,127
MUI	1,119,241	115,346	36,865	1,271,452
MYD	554,596	66,575	20,339	641,510
MQY	966,003	108,511	34,994	1,109,508
MYI	2,658,893	287,470	78,151	3,024,514

For the six months ended January 31, 2024, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts	(a)	Liability for TOB Trust Certificates	(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BTA	$11,226,375		$6,218,595		4.58% — 4.85%	$7,398,416	4.19%
MUA	8,557,986		4,500,000		4.58 — 4.58	5,907,803	4.18
MUI	95,689,456		51,489,875		4.58 — 4.85	61,264,506	4.13
MYD	96,618,164		51,338,092		4.58 — 4.58	32,681,387	3.90
MQY	139,485,924		67,413,610		4.58 — 4.69	55,054,907	4.01
MYI	277,417,212		132,763,095		4.55 — 4.70	146,901,106	4.10

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2024, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2024.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund, except BTA and MUI, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	MUA	MYD	MQY	MYI

Investment advisory fees	0.55%	0.50%	0.50%	0.50%

For such services, BTA pays the Manager a monthly fee of 1.00% at an annual rate equal to a percentage of the average weekly value of the Fund’s net assets.

For such services, MUI pays the Manager a monthly fee of 0.55% of (i) the average daily value of MUI’s net assets and (ii) the proceeds of any outstanding debt securities and borrowings used for leverage.

For purposes of calculating these fees, with respect to each Fund other than BTA, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

For purposes of calculating this fee, with respect to BTA, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which includes liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares).

Distribution Fees: MUA has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of MUA’s common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of MUA’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended January 31, 2024 amounted to $0.

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2024, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

BTA	$2,659
MUA	25,640
MUI	16,081
MYD	4,500
MQY	18,387
MYI	11,871

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. For the six months ended January 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.

Directors and Officers: Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: During the period ended January 31, 2024, MQY received a reimbursement of $6,492, from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

BTA	$32,674,332	$29,332,148
MUA	71,540,236	42,138,066
MUI	436,064,051	475,354,094
MYD	266,214,675	231,113,189
MQY	383,581,113	397,076,719
MYI	226,956,266	275,826,348

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards(a)
BTA	$(9,842,900)
MUA	(37,435,486)
MUI	(92,753,418)
MYD	(62,042,247)
MQY	(90,538,839)
MYI	(64,501,068)

(a)	Amounts available to offset future realized capital gains.

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BTA	$216,586,475	$6,406,625	$(9,460,291)	$(3,053,666)
MUA	640,405,201	17,405,030	(53,749,782)	(36,344,752)
MUI	1,465,143,506	56,620,779	(10,082,750)	46,538,029
MYD	772,781,603	40,257,641	(8,729,936)	31,527,705
MQY	1,350,777,695	66,519,391	(14,043,352)	52,476,039
MYI	1,132,554,376	65,129,070	(9,269,720)	55,859,350

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

10.	CAPITAL SHARE TRANSACTIONS

Each Fund, except for BTA, is authorized to issue 200 million shares, all of which were initially classified as Common Shares. BTA is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10, except for BTA, which is $0.001. The par value for MYI Preferred Shares outstanding is $0.10. Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

Fund Name	Six Months Ended 01/31/24	Year Ended 07/31/23

BTA	—	2,033
MUA	—	13,454

For the six months ended January 31, 2024, shares issued and outstanding remained constant for BTA.

The Funds participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Fund may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. From December 1, 2023 through November 30, 2024, each Fund may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Fund’s NAV. There is no assurance that the Funds will purchase shares in any particular amounts. For the six months ended January 31, 2024 and year ended July 31, 2023, BTA did not repurchase any shares. For the year ended July 31, 2023, MUA did not repurchase any shares.

The total cost of the shares repurchased is reflected in Funds’ Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	MUA
	Shares	Amounts

Six Months Ended January 31, 2024	217,660	$1,967,553

	MUI
	Shares	Amounts

Six Months Ended January 31, 2024	875,847	$9,262,292
Year Ended July 31, 2023	1,002,979	11,621,508

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements (unaudited) (continued)

	MYD
	Shares	Amounts

Six Months Ended January 31, 2024	676,815	$6,452,972
Year Ended July 31, 2023	509,369	5,377,139

	MQY
	Shares	Amounts

Six Months Ended January 31, 2024	799,712	$8,490,029
Year Ended July 31, 2023	609,349	7,063,733

	MYI
	Shares	Amounts

Six Months Ended January 31, 2024	1,038,509	$10,490,104
Year Ended July 31, 2023	644,921	7,043,454

MUA has filed a prospectus with the SEC allowing it to issue an additional 5,500,000 Common Shares through a Shelf Offering. Under the Shelf Offering, MUA, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above the Fund’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 4,767,963 Common Shares remain available for issuance under the Shelf Offering. For the period ended January 31, 2024, Common Shares issued and outstanding under the Shelf Offering remained constant. See Additional Information - Shelf Offering Program for additional information.

Initial costs incurred by MUA in connection with its Shelf Offering are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.

Preferred Shares

A Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

The Funds (for purposes of this section, each a “VRDP Fund”) have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date

BTA	10/29/15	760	$76,000,000	11/01/45
MUA	12/15/21	1,750	175,000,000	12/15/51
MUI	04/07/22	2,871	287,100,000	04/07/52
	04/11/22	2,746	274,600,000	04/07/52
MYD	06/30/11	2,514	251,400,000	07/01/41
MQY	09/15/11	1,766	176,600,000	10/01/41
	04/19/21	2,737	273,700,000	10/01/41
MYI	05/19/11	3,564	356,400,000	06/01/41

Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

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Notes to Financial Statements (unaudited) (continued)

Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:

	BTA	MUA	MUI	MYD	MQY	MYI

Expiration date	11/30/24	04/30/24	11/30/24	11/30/24	07/04/24	07/07/24

The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.

Ratings: As of period end, the VRDP Shares were assigned the following ratings:

Fund Name	Moody’s Investors Service, Inc. Long-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings

BTA	Aa2	A
MUA	Aa2	N/A
MUI	Aa1	AA
MYD	Aa1	AA
MQY	Aa1	AA
MYI	Aa1	AA

Special Rate Period: A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced/are set to commence a special rate period:

Fund Name	Commencement Date	Expiration Date as of Period Ended 01/31/24

BTA	10/29/15	11/15/24
MUA	12/15/21	04/15/24
MUI	04/07/22	11/15/24
MYD	04/17/14	11/15/24
MQY	10/22/15	06/19/24
MYI	06/22/22	06/19/24

Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.

Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.

For the six months ended January 31, 2024, the annualized dividend rate for the VRDP Shares were as follows:

	BTA	MUA	MUI	MYD	MQY	MYI
Dividend rates	4.43%	4.58%	4.42%	4.42%	4.32%	4.44%

For the six months ended January 31, 2024, VRDP Shares issued and outstanding of each VRDP Fund remained constant.

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements (unaudited) (continued)

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

Fund Name	Dividends Accrued	Deferred Offering Costs Amortization

BTA	$1,691,333	$8,080
MUA	4,029,663	2,756
MUI	12,490,268	8,443
MYD	5,590,083	8,072
MQY	9,788,976	29,640
MYI	7,955,723	14,853

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds declared and paid or will pay distributions to Common Shareholders as follows:

Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share

BTA	11/14/23	01/12/24	02/01/24	$0.043500
	11/14/23	02/15/24	03/01/24	0.043500
	03/01/24	03/15/24	04/01/24	0.043500
MUA	11/14/23	01/12/24	02/01/24	0.055500
	11/14/23	02/15/24	03/01/24	0.055500
	03/01/24	03/15/24	04/01/24	0.055500
MUI	11/14/23	01/12/24	02/01/24	0.055000
	11/14/23	02/15/24	03/01/24	0.055000
	03/01/24	03/15/24	04/01/24	0.055000
MYD	11/14/23	01/12/24	02/01/24	0.052500
	11/14/23	02/15/24	03/01/24	0.052500
	03/01/24	03/15/24	04/01/24	0.052500
MQY	11/14/23	01/12/24	02/01/24	0.058000
	11/14/23	02/15/24	03/01/24	0.058000
	03/01/24	03/15/24	04/01/24	0.058000
MYI	11/14/23	01/12/24	02/01/24	0.055500
	11/14/23	02/15/24	03/01/24	0.055500
	03/01/24	03/15/24	04/01/24	0.055500

The Funds declared and paid or will pay distributions to Preferred Shareholders as follows:

	Preferred Shares(a)
Fund Name	Shares	Series	Declared

BTA	VRDP	W-7	$258,919
MUA	VRDP	W-7	614,221
MUI	VRDP	W-7	1,913,617
MYD	VRDP	W-7	856,477
MQY	VRDP	W-7	1,498,416
MYI	VRDP	W-7	1,219,842

(a)	Dividends declared for period February 1, 2024 to February 29, 2024.

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Additional Information

Fund Certification

The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Environmental, Social and Governance (“ESG”) Integration

Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.

Dividend Policy

Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including a return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds, other than MUA, do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

MUA’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.

The following information is a summary of certain changes since July 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.

Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for MUA only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for MUA only, prospectuses, are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including for MUA only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

A D D I T I O N A L I N F O R M A T I O N	103

Additional Information (continued)

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Shelf Offering Program

From time to time, MUA may seek to raise additional equity capital through a Shelf Offering. In a Shelf Offering, MUA may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above MUA’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow MUA to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.

On August 26, 2021, MUA filed a final prospectus with the SEC in connection with its Shelf Offering. This report and the prospectus of MUA are not offers to sell MUA Common Shares or solicitations of an offer to buy MUA Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus of MUA contains important information about the Fund, including its investment objective, risks, charges and expenses. Investors are urged to read the prospectus of MUA carefully and in its entirety before investing. Copies of the final prospectus for MUA can be obtained from BlackRock at blackrock.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Transfer Agent
BlackRock Advisors, LLC	Computershare Trust Company, N.A.
Wilmington, DE 19809	Canton, MA 02021

Accounting Agent and Custodian	VRDP Liquidity Provider
State Street Bank and Trust Company	Bank of America, N.A.(a)
Boston, MA 02114	New York, NY 10036

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Additional Information (continued)

Fund and Service Providers (continued)

The Toronto-Dominion Bank(b)	VRDP Tender and Paying Agent
New York, NY 10019	The Bank of New York Mellon
New York, NY 10286
Wells Fargo Bank, N.A.(c)
San Francisco, CA 94104	Independent Registered Public Accounting Firm
Deloitte & Touche LLP
VRDP Remarketing Agent	Boston, MA 02116
BofA Securities, Inc.(a)
New York, NY 10036	Legal Counsel
Willkie Farr & Gallagher LLP
TD Securities (USA) LLC(b)	New York, NY 10019
New York, NY 10019
Address of the Funds
Wells Fargo Securities, LLC(c)	100 Bellevue Parkway
Charlotte, NC 28202	Wilmington, DE 19809

(a) For BTA, MUA, MUI and MYD.
(b) For MYI.
(c) For MQY.

A D D I T I O N A L I N F O R M A T I O N	105

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

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Want to know more?

blackrock.com | 800-882-0052

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEMYMA-01/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies –

(a)	Not applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

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Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 22, 2024

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